FIFTH THIRD QUALITY GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------
  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
COMMON STOCKS - 98.2%
           BANKING - 11.1%
           ---------------------------------
1,090,000  Bank of New York Co., Inc.      $   51,026
  120,000  First Tennessee National Corp.       2,190
  800,000  Mellon Financial Corp.              30,150
  110,000  Regions Financial Corp.              2,193
  175,000  SouthTrust Corp.                     4,309
  620,000  Wells Fargo Co.                     25,614
           --------------------------------- ---------
             Total                            115,482
           --------------------------------- ---------
           BEVERAGES - 0.9%
           ---------------------------------
  199,000  PepsiCo, Inc.                        9,117
           --------------------------------- ---------
           BUSINESS SERVICES - 2.0%
           ---------------------------------
  480,000  Cintas Corp.                        20,250
           --------------------------------- ---------
           COMPUTER SOFTWARE & SERVICES - 9.3%
           ---------------------------------
  315,000  Computer Sciences Corp. (b)         19,688
  535,000  Microsoft Corp. (b)                 37,350
  520,000  Oracle Corp. (b)                    39,097
           --------------------------------- ---------
             Total                             96,135
           --------------------------------- ---------
           COMPUTER SYSTEMS & EQUIPMENT - 7.1%
           ---------------------------------
  587,000  Cisco Systems, Inc. (b)             38,412
  310,000  IBM Corp.                           34,856
           --------------------------------- ---------
           Total                               73,268
           --------------------------------- ---------
           CONSUMER CYCLICALS - 0.4%
           ---------------------------------
  225,000  Carnival Corp.                       4,205
           --------------------------------- ---------
           CONSUMER PRODUCTS - 0.3%
           ---------------------------------
   62,000  Procter & Gamble Co.                 3,526
           --------------------------------- ---------
           ELECTRICAL EQUIPMENT - 2.0%
           ---------------------------------
  396,000  General Electric Co.                20,369
           --------------------------------- ---------
           ELECTRONICS - 18.7%
           ---------------------------------
  228,000  EMC Corp. (b)                       19,409
1,000,000  Intel Corp.                         66,750
  395,000  Lucent Technologies, Inc.           17,281
  185,000  Maxim Ingegrated Products, Inc. (b) 12,221
  645,000  Tellabs, Inc. (b)                   41,925
  630,000  Texas Instruments, Inc.             36,973
           --------------------------------- ---------
             Total                            194,559
           --------------------------------- ---------
           ENERGY - 3.1%
           ---------------------------------
   51,000  Chevron Corp.                        4,029
  160,000  Exxon Mobil Corp.                   12,800
  185,000  Schlumberger Ltd.                   13,678
   31,540  Transocean Sedco Forex, Inc.         1,561
           --------------------------------- ---------
             Total                             32,068
           --------------------------------- ---------

  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
           FINANCIAL SERVICES - 7.8%
           ---------------------------------
  184,000  Capital One Financial Corp.     $   10,787
  680,000  Freddie Mac                         26,818
  257,000  Marsh & McLennan Cos., Inc.         31,354
  330,000  Schwab (Charles) Corp.              11,921
           --------------------------------- ---------
             Total                             80,880
           --------------------------------- ---------
           HEALTHCARE - 4.9%
           ---------------------------------
  145,000  Baxter International, Inc.          11,274
  485,000  Guidant Corp. (b)                   27,342
  241,000  Medtronic, Inc.                     12,306
           --------------------------------- ---------
             Total                             50,922
           --------------------------------- ---------
           INSURANCE - 0.2%
           ---------------------------------
   62,000  Cincinnati Financial Corp.           2,340
           --------------------------------- ---------
           MANUFACTURING - 6.9%
           ---------------------------------
  117,000  Dana Corp.                           2,684
  410,000  Illinois Tool Works, Inc.           23,472
  790,000  Tyco International, Ltd.            42,265
   60,000  Zebra Technologies Corp.,
           Class A (b)                          3,064
           --------------------------------- ---------
             Total                             71,485
           --------------------------------- ---------
           MEDIA/ PUBLISHING - 2.1%
           ---------------------------------
  555,000  Interpublic Group of Cos., Inc.     22,235
           --------------------------------- ---------
           MEDICAL DISTRIBUTION - 2.8%
           ---------------------------------
  400,000  Cardinal Health, Inc.               29,400
           --------------------------------- ---------
           OFFICE EQUIPMENT & SUPPLIES - 1.4%
           ---------------------------------
  107,000  Avery Dennison Corp.                 5,805
  240,000  Pitney Bowes, Inc.                   8,310
           --------------------------------- ---------
             Total                             14,115
           --------------------------------- ---------
           PHARMACEUTICALS - 3.9%
           ---------------------------------
  180,000  American Home Products Corp.         9,551
  180,000  Amgen, Inc. (b)                     11,689
  340,000  Pfizer, Inc.                        14,662
  100,000  Schering-Plough Corp.                4,319
           --------------------------------- ---------
             Total                             40,221
           --------------------------------- ---------
           RETAIL - 8.1%
           ---------------------------------
  680,000  Home Depot, Inc.                    35,190
  630,000  Lowe's Cos., Inc.                   26,578
  400,000  Wal-Mart Stores, Inc.               21,975
           --------------------------------- ---------
             Total                             83,743
           --------------------------------- ---------
           TELECOMMUNICATIONS - 5.2%
           ---------------------------------
  165,000  Alltel Corp.                        10,168
  205,000  Nokia Corp. ADR                      9,084
  895,000  WorldCom, Inc. (b)                  34,961
           --------------------------------- ---------
             Total                             54,213
           --------------------------------- ---------
           Total Common Stocks              1,018,533
           --------------------------------- ---------

-Continued-
30

FIFTH THIRD QUALITY GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JULY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------
  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
REPURCHASE AGREEMENTS - 2.2%
$  22,754  Warburg/Dillon, 6.55%, dated
           7/31/00, due 8/1/00, (at
           amortized cost), collateralized
           by U.S. Treasury Notes, 3.375%,
           due 1/15/07, with a
           value of $23,213.               $   22,754
           --------------------------------- ---------
           Total Repurchase Agreements         22,754
           --------------------------------- ---------
           TOTAL INVESTMENTS
           (COST $734,884) (A) 100.4%       1,041,287
           --------------------------------- ---------
           LIABILITIES IN EXCESS OF OTHER
           ASSETS - (0.4%)                     (4,334)
           --------------------------------- ---------
           TOTAL NET ASSETS - 100.0%       $1,036,953
           --------------------------------- ---------


(a)Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $32. Cost for federal tax purposes differs from value by net unrealized appreciation of $306,371, which is composed of $350,046 appreciation and $43,675 depreciation at July 31, 2000.

(b)Non-income producing security.




       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD EQUITY INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
 JULY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------
  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
COMMON STOCKS - 97.2%
           BANKING - 22.6%
           ---------------------------------
  174,600  Bank Of New York Co., Inc.         $ 8,173
  117,400  First Tennessee National Corp.       2,143
  118,400  Mellon Financial Corp.               4,462
  150,400  SouthTrust Corp.                     3,704
  172,500  Wells Fargo Co.                      7,126
           --------------------------------- ---------
             Total                             25,608
           --------------------------------- ---------
           COMPUTER SOFTWARE & SERVICES - 1.8%
           ---------------------------------
   12,000  Microsoft Corp. (b)                    838
   16,000  Oracle Corp. (b)                     1,203
           --------------------------------- ---------
             Total                              2,041
           --------------------------------- ---------
           COMPUTER SYSTEMS & EQUIPMENT - 2.0%
           ---------------------------------
   13,200  Cisco Systems, Inc. (b)                864
   12,900  International Business Machines
             Corp.                              1,450
           --------------------------------- ---------
             Total                              2,314
           --------------------------------- ---------
           CONSUMER PRODUCTS - 3.0%
           ---------------------------------
   81,700  Clorox Co.                           3,375
           --------------------------------- ---------
           ELECTRICAL EQUIPMENT - 6.0%
           ---------------------------------
   33,800  Emerson Electric Co.                 2,064
   92,400  General Electric Co.                 4,753
           --------------------------------- ---------
             Total                              6,817
           --------------------------------- ---------
           ELECTRONICS - 6.2%
           ---------------------------------
   20,000  EMC Corp. (b)                        1,703
   26,000  Intel Corp.                          1,736
    9,400  Lucent Technologies, Inc.              411
   22,000  Tellabs, Inc. (b)                    1,430
   30,000  Texas Instruments, Inc.              1,761
           --------------------------------- ---------
             Total                              7,041
           --------------------------------- ---------
           ENERGY - 2.9%
           ---------------------------------
   41,425  Exxon Mobil Corp.                    3,314
           --------------------------------- ---------
           FINANCIAL SERVICES - 12.0%
           ---------------------------------
   78,000  A.G. Edwards, Inc.                   4,124
   22,000  Fannie Mae                           1,097
   69,200  Marsh & McLennan Cos., Inc.          8,443
           --------------------------------- ---------
             Total                             13,664
           --------------------------------- ---------
           FOOD - 1.2%
           ---------------------------------
   34,200  SYSCO Corp.                          1,347
           --------------------------------- ---------
           INSURANCE - 1.1%
           ---------------------------------
   33,000  Cincinnati Financial Corp.           1,246
           --------------------------------- ---------

  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
           OFFICE EQUIPMENT & SUPPLIES - 5.9%
           ---------------------------------
   52,000  Avery Dennison Corp.               $ 2,821
  112,000  Pitney-Bowes, Inc.                   3,878
           --------------------------------- ---------
             Total                              6,699
           --------------------------------- ---------
           PHARMACEUTICALS - 17.4%
           ---------------------------------
   71,000  Abbott Laboratories                  2,955
   50,000  Bristol-Myers Squibb Co.             2,481
   38,900  Johnson & Johnson                    3,620
   40,000  Merck & Co., Inc.                    2,868
  103,125  Pfizer, Inc.                         4,447
   80,000  Schering-Plough Corp.                3,455
           --------------------------------- ---------
             Total                             19,826
           --------------------------------- ---------
           TELECOMMUNICATIONS - 4.7%
           ---------------------------------
   44,000  ALLTEL Corp.                         2,712
   40,000  SBC Communications, Inc.             1,702
   22,000  Worldcom, Inc. (b)                     859
           --------------------------------- ---------
             Total                              5,273
           --------------------------------- ---------
           TRANSPORTATION - 5.3%
           ---------------------------------
  150,000  GATX Corp.                           5,990
           --------------------------------- ---------
           UTILITIES / ELECTRIC - 1.7%
           ---------------------------------
   72,500  Cinergy Corp.                        1,885
           --------------------------------- ---------
           UTILITIES / NATURAL GAS - 3.4%
           ---------------------------------
  199,000  NiSource, Inc.                       3,868
           --------------------------------- ---------
           Total Common Stock                 110,308
           --------------------------------- ---------
REPURCHASE AGREEMENT - 2.7%
$   3,085  Warburg/Dillon, 6.55%, dated 7/31/00,
             due 8/1/00, (at amortized cost),
             collateralized by U.S. Treasury
             Notes, 3.375%, due 1/15/07, with
             a value of $3,147.                 3,085
           --------------------------------- ---------
           TOTAL INVESTMENTS
           (COST $81,487) (A) - 99.9 %        113,393
           --------------------------------- ---------
           OTHER ASSETS IN EXCESS OF
           LIABILITIES - 0.1%                      70
           --------------------------------- ---------
           TOTAL NET ASSETS - 100.0%         $113,463
           --------------------------------- ---------

(a)Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $137. Cost for federal tax purposes differs from value by net unrealized appreciation of $31,770, which is composed of $39,104 appreciation and $7,334 depreciation at July 31, 2000.

(b)Non-income producing security.


       (See Notes which are an integral part of the Financial Statements)

FIFTH THIRD CARDINAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------
  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
COMMON STOCKS - 98.4%
           BANKING - 5.4%
           ---------------------------------
   30,000  Bank of New York Co., Inc.         $ 1,404
  157,500  Charter One Financial, Inc.          3,396
   37,500  Citigroup, Inc.                      2,646
   79,860  Huntington Bancshares, Inc.          1,253
   30,000  Mellon Financial Corp.               1,130
   40,000  SouthTrust Corp.                       985
   50,000  Wells Fargo Co.                      2,066
           --------------------------------- ---------
             Total                             12,880
           --------------------------------- ---------
           BEVERAGES - 1.5%
           ---------------------------------
   75,000  PepsiCo, Inc.                        3,436
           --------------------------------- ---------
           COMPUTER SOFTWARE & SERVICES - 8.8%
           ---------------------------------
   30,000  Computer Sciences Corp. (b)          1,875
  160,000  Microsoft Corp. (b)                 11,170
  100,000  Oracle Corp. (b)                     7,519
           --------------------------------- ---------
             Total                             20,564
           --------------------------------- ---------
           COMPUTER SYSTEMS & EQUIPMENT - 7.0%
           ---------------------------------
  150,000  Cisco Systems, Inc. (b)              9,816
  104,000  Dell Computer Corp. (b)              4,569
   20,000  IBM Corp.                            2,249
           --------------------------------- ---------
             Total                             16,634
           --------------------------------- ---------
           CONSUMER PRODUCTS - 1.4%
           ---------------------------------
   60,000  Procter & Gamble Co.                 3,413
           --------------------------------- ---------
           ELECTRICAL EQUIPMENT - 6.2%
           ---------------------------------
  285,000  General Electric Co.                14,660
           --------------------------------- ---------
           ELECTRONICS - 16.9%
           ---------------------------------
  100,000  Applied Materials, Inc. (b)          7,588
  220,000  Intel Corp.                         14,685
   20,000  KLA-Tencor Corp. (b)                 1,065
  130,000  Lucent Technologies, Inc.            5,687
   20,000  PRI Automation, Inc. (b)               912
   80,000  Tellabs, Inc. (b)                    5,200
   80,000  Texas Instruments, Inc.              4,695
           --------------------------------- ---------
             Total                             39,832
           --------------------------------- ---------
           ENERGY - 6.8%
           ---------------------------------
   80,000  Exxon Mobil Corp.                    6,400
   30,000  Royal Dutch Petroleum Co.            1,748
   40,000  Schlumberger, Ltd.                   2,957
  120,000  Williams  Cos., Inc.                 5,010
           --------------------------------- ---------
             Total                             16,115
           --------------------------------- ---------

  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
           FINANCIAL SERVICES - 8.8%
           ---------------------------------
   50,000  Freddie Mac                        $ 1,972
  135,000  Marsh & McLennan Cos., Inc.         16,470
   60,000  T. Rowe Price Associates, Inc.       2,452
           --------------------------------- ---------
             Total                             20,894
           --------------------------------- ---------
           HEALTHCARE - 4.8%
           ---------------------------------
   30,000  Biomet, Inc.                         1,342
   50,000  Guidant Corp. (b)                    2,819
  140,000  Medtronic, Inc.                      7,149
           --------------------------------- ---------
             Total                             11,310
           --------------------------------- ---------
           INSURANCE - 3.5%
           ---------------------------------
   84,375  American International Group, Inc.   7,399
   22,000  Cincinnati Financial Corp.             830
           --------------------------------- ---------
             Total                              8,229
           --------------------------------- ---------
           MANUFACTURING - 5.3%
           ---------------------------------
   80,000  Textron, Inc.                        4,565
  150,000  Tyco International, Ltd.             8,025
           --------------------------------- ---------
             Total                             12,590
           --------------------------------- ---------
           MEDIA/PUBLISHING - 1.1%
           ---------------------------------
   80,000  Tribune Co.                          2,600
           --------------------------------- ---------
           MEDICAL DISTRIBUTION - 1.6%
           ---------------------------------
   53,000  Cardinal Health, Inc.                3,896
           --------------------------------- ---------
           PHARMACEUTICALS - 7.8%
           ---------------------------------
   75,000  American Home Products Corp.         3,980
   80,000  Amgen, Inc. (b)                      5,195
   40,000  Merck & Company, Inc.                2,867
  150,000  Pfizer, Inc.                         6,469
           --------------------------------- ---------
             Total                             18,511
           --------------------------------- ---------
           RETAIL - 6.5%
           ---------------------------------
  120,000  Kohl's Corp. (b)                     6,810
   70,000  Lowe's Cos., Inc.                    2,953
  100,000  Wal-Mart Stores, Inc.                5,494
           --------------------------------- ---------
             Total                             15,257
           --------------------------------- ---------
           TELECOMMUNICATIONS - 5.0%
           ---------------------------------
   50,000  Qwest Communications
           International, Inc. (b)              2,347
   40,000  Sprint Corp.  (FON Group)            1,425
   48,800  Verizon Communications               2,294
  150,000  WorldCom, Inc. (b)                   5,859
           --------------------------------- ---------
             Total                             11,925
           --------------------------------- ---------
           Total Common Stocks                232,746
           --------------------------------- ---------

-Continued-
33

FIFTH THIRD CARDINAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JULY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------
  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
REPURCHASE AGREEMENT - 1.8%
$   4,210  Warburg/Dillon, 6.55%, dated
             7/31/00, due 8/1/00 (at
             amortized cost), collateralized
             by U.S. Treasury Notes, 3.375%,
             due 8/15/07 with a
             value of $4,299.                 $ 4,210
           --------------------------------- ---------
           TOTAL INVESTMENTS
           (COST $83,455) (A) - 100.2%        236,956
           --------------------------------- ---------
           LIABILITIES IN EXCESS OF OTHER
           ASSETS - ( 0.2%)                      (420)
           --------------------------------- ---------
           TOTAL NET ASSETS - 100.0%         $236,536
           --------------------------------- ---------

(a)Cost for federal tax purposes differs from value by net unrealized appreciation of $153,501, which is composed of $153,647 appreciation and $146 depreciation at July 31, 2000.

(b)Non-Income producing security.


       (See Notes which are an integral part of the Financial Statements)
34

FIFTH THIRD PINNACLE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------
  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
COMMON STOCKS - 99.3%
           BANKING - 2.3%
           ---------------------------------
  122,865  Firstar Corp.                      $ 2,427
           --------------------------------- ---------
           BEVERAGES - 2.5%
           ---------------------------------
   57,050  PepsiCo, Inc.                        2,614
           --------------------------------- ---------
           COMPUTER SOFTWARE & SERVICES - 8.1%
           ---------------------------------
   28,650  Microsoft Corp. (b)                  2,000
   47,290  Oracle Corp. (b)                     3,556
   28,720  Sun Microsystems, Inc. (b)           3,028
           --------------------------------- ---------
             Total                              8,584
           --------------------------------- ---------
           COMPUTER SYSTEMS & EQUIPMENT - 3.7%
           ---------------------------------
   59,295  Cisco Systems, Inc. (b)              3,880
           --------------------------------- ---------
           CONGLOMERATE - 2.9%
           ---------------------------------
   47,036  Viacom, Inc., Class B (b)            3,119
           --------------------------------- ---------
           CONSUMER PRODUCTS - 5.6%
           ---------------------------------
   15,120  Corning, Inc.                        3,537
   35,100  Quaker Oats Co.                      2,360
           --------------------------------- ---------
             Total                              5,897
           --------------------------------- ---------
           ELECTRICAL EQUIPMENT - 3.3%
           ---------------------------------
   67,650  General Electric Co.                 3,480
           --------------------------------- ---------
           ELECTRONICS - 21.0%
           ---------------------------------
   48,430  EMC Corp. (b)                        4,123
  151,000  Ericsson Tel Co.                     2,963
   33,090  Intel Corp.                          2,209
   23,580  JDS Uniphase Corp. (b)               2,785
   54,650  National Semiconductor Corp. (b)     1,978
   74,550  Solectron Corp. (b)                  3,005
   34,765  Tellabs, Inc. (b)                    2,260
   49,620  Texas Instruments, Inc.              2,912
           --------------------------------- ---------
             Total                             22,235
           --------------------------------- ---------
           ENERGY - 4.5%
           ---------------------------------
   43,263  BP Amoco PLC ADR                     2,263
   30,832  Exxon Mobil Corp.                    2,467
           --------------------------------- ---------
             Total                              4,730
           --------------------------------- ---------
           FINANCIAL SERVICES - 7.5%
           ---------------------------------
   39,000  Fannie Mae                           1,945
   24,290  Marsh & Mclennan Cos., Inc.          2,963
   23,515  Merrill Lynch & Co., Inc.            3,039
           --------------------------------- ---------
             Total                              7,947
           --------------------------------- ---------



  SHARES
      OR
PRINCIPAL              SECURITY                MARKET
   AMOUNT             DESCRIPTION               VALUE
---------  --------------------------------- ---------
           HEALTHCARE - 1.8%
           ---------------------------------
   33,150  Guidant Corp. (b)                  $ 1,869
           --------------------------------- ---------
           INSURANCE - 3.7%
           ---------------------------------
   44,615  American International Group, Inc.   3,912
           --------------------------------- ---------
           MANUFACTURING - 5.5%
           ---------------------------------
   37,230  Kimberly-Clark Corp.                 2,138
   70,600  Tyco International, Ltd.             3,777
           --------------------------------- ---------
             Total                              5,915
           --------------------------------- ---------
           MEDIA/PUBLISHING - 5.6%
           ---------------------------------
   31,325  Omnicom Group, Inc.                  2,663
   43,250  Time Warner, Inc.                    3,317
           --------------------------------- ---------
             Total                              5,980
           --------------------------------- ---------
           PHARMACEUTICALS - 5.1%
           ---------------------------------
   71,710  Pfizer,Inc.                          3,092
   54,500  Schering-Plough Corp.                2,354
           --------------------------------- ---------
             Total                              5,446
           --------------------------------- ---------
           RETAIL - 8.1%
           ---------------------------------
   58,785  Home Depot, Inc.                     3,042
   86,750  Target Corp.                         2,516
   54,925  Wal-Mart Stores, Inc.                3,017
           --------------------------------- ---------
             Total                              8,575
           --------------------------------- ---------
           TELECOMMUNICATIONS - 8.1%
           ---------------------------------
   45,700  Nortel Networks                      3,399
   55,580  Sprint Corp. (PCS Group) (b)         3,071
   54,275  WorldCom, Inc. (b)                   2,120
           --------------------------------- ---------
             Total                              8,590
           --------------------------------- ---------
           Total Common Stocks                105,200
           --------------------------------- ---------
MONEY MARKETS - 0.0%
    6,000  Fidelity Institutional Cash
           Porfolio                                 6
           --------------------------------- ---------
           TOTAL INVESTMENTS (COST $80,057)
           - 99.3%                            105,206
           --------------------------------- ---------
           OTHER ASSETS IN EXCESS OF
           LIABILITIES - 0.7%                     746
           --------------------------------- ---------
           TOTAL NET ASSETS - 100%           $105,952
           --------------------------------- ---------

(a)Cost for federal tax purposes differs from value by net unrealized appreciation of $25,155 which is composed of $28,396 appreciation and $3,241 depreciation at July 31, 2000.

(b)Non-Income producing security.


       (See Notes which are an integral part of the Financial Statements)
35

FIFTH THIRD BALANCED FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------
  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
COMMON STOCKS - 65.7%
           APPAREL & ACCESSORY STORES - 0.3%
           ---------------------------------
   35,000  American Eagle Outfitters, Inc. (b) $  521
   35,000  Tommy Hilfiger Corp.  (b)              328
           --------------------------------- ---------
             Total                                849
           --------------------------------- ---------
           BANKING - 7.0%
           ---------------------------------
  135,000  Bank Of New York Co., Inc.           6,320
   65,000  First Tennessee National Corp.       1,186
  130,000  Mellon Financial Corp.               4,899
  130,000  North Fork Bancorp                   2,007
   25,000  Regions Financial Corp.                498
   45,000  SouthTrust Corp.                     1,108
  100,000  Wells Fargo Co.                      4,132
           --------------------------------- ---------
             Total                             20,150
           --------------------------------- ---------
           BEVERAGES - 0.5%
           ---------------------------------
   30,000  PepsiCo, Inc.                        1,374
           --------------------------------- ---------
           BUSINESS SERVICES - 2.3%
           ---------------------------------
  115,000  Cintas Corp.                         4,851
   30,000  Fastenal Co.                         1,852
           --------------------------------- ---------
             Total                              6,703
           --------------------------------- ---------
           COMPUTER SOFTWARE & SERVICES - 7.8%
           ---------------------------------
   70,000  BMC Software, Inc. (b)               1,321
   45,000  Computer Sciences Corp. (b)          2,813
   50,000  Convergys Corp. (b)                  2,253
   20,000  Entrust Technologies, Inc. (b)         571
   60,000  Fiserv, Inc. (b)                     3,349
  110,000  MarchFirst, Inc. (b)                 2,276
   70,000  Microsoft Corp. (b)                  4,887
   50,000  Oracle Corp. (b)                     3,759
   28,000  SunGard Data Systems, Inc. (b)         926
           --------------------------------- ---------
             Total                             22,155
           --------------------------------- ---------
           COMPUTER SYSTEMS & EQUIPMENT - 1.3%
           ---------------------------------
   55,000  Cisco Systems, Inc. (b)              3,599
           --------------------------------- ---------
           CONSUMER CYCLICALS - 0.2%
           ---------------------------------
   30,000  Carnival Corp.                         561
           --------------------------------- ---------
           CONSUMER PRODUCTS - 0.2%
           ---------------------------------
   11,000  Procter & Gamble Co.                   626
           --------------------------------- ---------
           ELECTRICAL EQUIPMENT - 0.7%
           ---------------------------------
   36,000  General Electric Co.                 1,852
           --------------------------------- ---------
           ELECTRONICS - 17.0%
           ---------------------------------
   20,000  Altera Corp. (b)                     1,964
   45,000  Analog Devices, Inc. (b)             3,009
   10,000  Applied Materials, Inc. (b)            759
  100,000  Artesyn Technologies, Inc. (b)       3,400
   35,000  EMC Corp. (b)                        2,979
   65,000  Flextronics International, Ltd. (b)  4,602
   20,000  IBM Corp.                            2,249
  104,000  Intel Corp.                          6,942
   42,000  Jabil Circuit, Inc. (b)              2,103



  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
   25,000  Lucent Technologies, Inc. (b)      $ 1,094
   22,000  Maxim Integrated Products (b)        1,453
   30,000  Microchip Technology, Inc. (b)       2,083
   40,000  QLogic Corp. (b)                     2,980
  100,000  Tellabs, Inc. (b)                    6,500
   90,000  Texas Instruments, Inc.              5,282
   18,000  Vitesse Semiconductor Corp. (b)      1,073
           --------------------------------- ---------
             Total                             48,472
           --------------------------------- ---------
           ENERGY - 1.2%
           ---------------------------------
    8,000  Chevron Corp.                          632
   10,000  Exxon Mobil Corp.                      800
   25,000  Schlumberger, Ltd.                   1,848
    3,291  Transocean Sedco Forex, Inc.           163
           --------------------------------- ---------
             Total                              3,443
           --------------------------------- ---------
           FINANCIAL SERVICES - 7.1%
           ---------------------------------
   40,000  A.G. Edwards, Inc.                   2,115
   25,000  Capital One Financial Corp.          1,466
   93,000  Freddie Mac                          3,668
   30,000  Marsh & McLennan Cos., Inc.          3,660
   75,000  Schwab (Charles) Corp.               2,709
   80,000  Stilwell Financial, Inc.             3,525
   75,000  T. Rowe Price Associates, Inc.       3,065
           --------------------------------- ---------
             Total                             20,208
           --------------------------------- ---------
           HEALTHCARE - 4.3%
           ---------------------------------
   24,000  Baxter International, Inc.           1,866
   75,000  Biomet, Inc.                         3,356
   85,000  Guidant Corp. (b)                    4,792
   42,000  Medtronic, Inc.                      2,145
           --------------------------------- ---------
             Total                             12,159
           --------------------------------- ---------
           MANUFACTURING - 2.8%
           ---------------------------------
   25,000  Dana Corp.                             573
   35,000  Illinois Tool Works, Inc.            2,004
   80,000  Tyco International, Ltd.             4,280
   20,000  Zebra Technologies Corp.,
           Class A (b)                          1,021
           --------------------------------- ---------
             Total                              7,878
           --------------------------------- ---------
           MEDIA/ PUBLISHING - 0.6%
           ---------------------------------
   40,000  Interpublic Group Of Cos., Inc.      1,603
           --------------------------------- ---------
           MEDICAL DISTRIBUTION - 1.0%
           ---------------------------------
   40,000  Cardinal Health, Inc.                2,940
           --------------------------------- ---------
           OFFICE EQUIPMENT & SUPPLIES - 0.6%
           ---------------------------------
   14,000  Avery Dennison Corp.                   760
   28,000  Pitney Bowes, Inc.                     969
           --------------------------------- ---------
             Total                              1,729
           --------------------------------- ---------
           PHARMACEUTICALS - 1.3%
           ---------------------------------
   10,000  American Home Products Corp.           531
   30,000  Amgen, Inc. (b)                      1,948
   15,000  Pfizer, Inc.                           647
   12,000  Schering-Plough Corp.                  518
           --------------------------------- ---------
             Total                              3,644
           --------------------------------- ---------


-Continued-
36

FIFTH THIRD BALANCED FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JULY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------
  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
           RETAIL - 3.6%
           ---------------------------------
   75,000  Home Depot, Inc.                   $ 3,881
   90,000  Lowe's Cos., Inc.                    3,797
   45,000  Wal-Mart Stores, Inc.                2,472
           --------------------------------- ---------
             Total                             10,150
           --------------------------------- ---------
           TELECOMMUNICATIONS - 5.9%
           ---------------------------------
  120,000  ADC Telecommunications, Inc. (b)     5,033
   22,000  Alltel Corp.                         1,356
   65,000  Broadwing, Inc.                      1,706
   40,000  CenturyTel, Inc.                     1,173
   36,000  Nokia Corp. ADR                      1,594
  155,000  WorldCom, Inc. (b)                   6,055
           --------------------------------- ---------
             Total                             16,917
           --------------------------------- ---------
           Total Common Stocks                187,012
           --------------------------------- ---------
CORPORATE BONDS - 9.2%
           FINANCIAL - 2.4%
           ---------------------------------
    3,000  Associates Corp., 5.800%, 4/20/04    2,818
    4,000  GMAC, 7.500%, 7/15/05                3,980
           --------------------------------- ---------
             Total                              6,798
           --------------------------------- ---------
           INDUSTRIAL - 6.2%
           ---------------------------------
    3,000  AT&T Canada Inc., 7.650%, 9/15/06    2,989
    2,000  Deutsche Telekom, 8.000%, 6/15/10    2,011
    2,000  Ford Motor Company, 7.450%, 7/16/31  1,889
    4,000  Repsol International Financial,
             7.450%, 7/15/05                    3,996
    4,000  U.S. West, 7.625%, 6/9/03            4,014
    3,000  U.S. West Capital Funding, Inc.,
             6.250%, 7/15/05                    2,838
           --------------------------------- ---------
             Total                             17,737
           --------------------------------- ---------
           INTERNATIONAL - 0.6%
           ---------------------------------
    1,750  Ontario Province, 7.750%, 6/4/02     1,771
           --------------------------------- ---------
           Total Corporate Bonds               26,306
           --------------------------------- ---------
U.S. GOVERNMENT SECURITIES - 19.8%
           MORTGAGE BACKED SECURITIES - 9.5%
           ---------------------------------
      488  Fannie Mae, 6.000%, 4/1/11,
             Pool #344185                         465
   19,893  Fannie Mae, 7.500%, 12/1/29,
             Pool #535083                      19,632
    6,891  Fannie Mae, 7.500%, 5/1/30,
             Pool #536714                       6,794
        1  Freddie Mac, 9.500%, 10/1/02,
             Pool #380009                           1
        5  Freddie Mac, 8.000%, 8/1/08,
             Pool #272525                           5
           --------------------------------- ---------
             Total                             26,897
           --------------------------------- ---------
           U.S. GOVERNMENT AGENCIES - 1.8%
           ---------------------------------
    5,000  Fannie Mae, 7.250%, 1/15/10          5,038
           --------------------------------- ---------



  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
           U.S. TREASURY BONDS - 1.9%
           ---------------------------------
    2,250  7.250%, 5/15/16                    $ 2,502
    3,000  6.125%, 8/15/29                      3,087
           --------------------------------- ---------
             Total                              5,589
           --------------------------------- ---------
           U.S. TREASURY NOTES - 6.6%
           ---------------------------------
    4,000  6.500%, 2/28/02                      4,004
    4,000  6.250%, 2/28/02                      3,989
    3,000  6.750%, 5/15/05                      3,073
    4,000  6.625%, 5/15/07                      4,096
      500  6.000%, 8/15/09                        497
    3,000  6.500%, 2/15/10                      3,098
           --------------------------------- ---------
             Total                             18,757
           --------------------------------- ---------
           Total U.S. Government Securities    56,281
           --------------------------------- ---------
REPURCHASE AGREEMENT - 6.0%
$  16,953  Warburg/ Dillon, dated 7/31/00,
             due 8/1/00 - (at amortized cost),
             collateralized by U.S. Treasury
             Notes, 3.375%, due 1/15/07, with
             a value of $17,294.               16,953
           --------------------------------- ---------
           TOTAL INVESTMENTS (COST $242,598)
           - 100.7%                           286,552
           --------------------------------- ---------
           LIABILITIES IN EXCESS OF
           OTHER ASSETS - (0.7%)               (2,064)
           --------------------------------- ---------
           TOTAL NET ASSETS - 100.0%         $284,488
           --------------------------------- ---------

(a)Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $17. Cost for federal tax purposes differs from value by net unrealized appreciation of $43,937, which is composed of $57,746 appreciation and $13,809 depreciation at July 31, 2000.

(b)Non-income producing security.


       (See Notes which are an integral part of the Financial Statements)
37

FIFTH THIRD MID CAP FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------
  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
COMMON STOCKS - 96.2%
           APPAREL & ACCESSORY STORES - 1.2%
           ---------------------------------
  170,000  American Eagle Outfitters,
           Inc. (b)                           $ 2,529
  100,000  Tommy Hilfiger Corp. (b)               938
           --------------------------------- ---------
             Total                              3,467
           --------------------------------- ---------
           BANKING - 6.9%
           ---------------------------------
  312,000  First Tennessee National Corp.       5,694
  350,000  North Fork Bancorp.                  5,403
  190,000  Regions Financial Corp.              3,788
  183,000  SouthTrust Corp.                     4,506
           --------------------------------- ---------
             Total                             19,391
           --------------------------------- ---------
           BUSINESS SERVICES - 5.3%
           ---------------------------------
  223,000  Cintas Corp.                         9,408
   87,000  Fastenal Co.                         5,372
           --------------------------------- ---------
             Total                             14,780
           --------------------------------- ---------
           COMPUTER SOFTWARE & SERVICES - 14.3%
           ---------------------------------
   80,000  Affiliated Computer Services, Inc. (b)3,605
  150,000  BMC Software, Inc. (b)               2,831
   40,000  Citrix Systems, Inc. (b)               610
   90,000  Convergys Corp. (b)                  4,056
  110,000  Entrust Technologies, Inc. (b)       3,142
  275,000  Fiserv, Inc. (b)                    15,348
  385,000  MarchFirst, Inc. (b)                 7,965
   78,000  Sungard Data Systems, Inc. (b)       2,579
           --------------------------------- ---------
             Total                             40,136
           --------------------------------- ---------
           ELECTRONICS - 28.0%
           ---------------------------------
   50,000  Altera Corp. (b)                     4,909
  144,000  Analog Devices, Inc. (b)             9,630
    9,000  Applied Materials, Inc. (b)            683
  344,000  Artesyn Technologies, Inc. (b)      11,696
   36,000  Cree, Inc. (b)                       4,048
  188,000  Flextronics International, Ltd.(b)  13,310
  114,000  Jabil Circuit, Inc. (b)              5,707
  192,000  Microchip Technology, Inc. (b)      13,332
  153,000  QLogic Corp. (b)                    11,399
   60,000  Vitesse Semiconductor Corp. (b)      3,577
           --------------------------------- ---------
             Total                             78,291
           --------------------------------- ---------
           FINANCIAL SERVICES - 11.6%
           ---------------------------------
  250,000  A.G. Edwards, Inc.                  13,219
  222,000  Stilwell Financial, Inc. (b)         9,782
  230,000  T. Rowe Price Associates, Inc.       9,401
           --------------------------------- ---------
             Total                             32,402
           --------------------------------- ---------
           HEALTHCARE - 6.2%
           ---------------------------------
  287,000  Biomet, Inc.                        12,843
  219,000  Sybron International Corp.(b)        4,558
           --------------------------------- ---------
             Total                             17,401
           --------------------------------- ---------
           INSURANCE - 0.6%
           ---------------------------------
   45,000  Cincinnati Financial Corp.           1,698
           --------------------------------- ---------



  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
           MANUFACTURING - 2.6%
           ---------------------------------
   70,000  OM Group, Inc.                     $ 3,321
   80,000  Zebra Technologies Corp.,
             Class A (b)                        4,085
           --------------------------------- ---------
             Total                              7,406
           --------------------------------- ---------
           MEDIA/PUBLISHING - 2.0%
           ---------------------------------
   66,000  Omnicom Group, Inc.                  5,610
           --------------------------------- ---------
           MEDICAL DISTRIBUTION - 4.0%
           ---------------------------------
  152,000  Cardinal Health, Inc.               11,172
           --------------------------------- ---------
           RETAIL - 2.9%
           ---------------------------------
  278,000  Casey's General Stores, Inc.         3,284
   89,000  Dollar General Corp.                 1,635
   58,000  RadioShack Corp.                     3,270
           --------------------------------- ---------
             Total                              8,189
           --------------------------------- ---------
           TELECOMMUNICATIONS - 8.5%
           ---------------------------------
  370,000  ADC Telecommunications, Inc. (b)    15,517
  195,000  Broadwing, Inc.                      5,119
  109,000  CenturyTel, Inc.                     3,195
           --------------------------------- ---------
             Total                             23,831
           --------------------------------- ---------
           TRANSPORTATION - 2.1%
           ---------------------------------
  142,000  GATX Corp.                           5,671
           --------------------------------- ---------
           Total Common Stocks                269,445
           --------------------------------- ---------
REPURCHASE AGREEMENT - 3.5%
$   9,881  Warburg / Dillon, 6.55%, dated
             7/31/00, due 8/1/00 (at
             amortized cost), collateralized
             by U.S. Treasury Notes, 3.375%,
             due 1/15/07 with a
             value of $10,082.                  9,881
           --------------------------------- ---------
           TOTAL INVESTMENTS
           (COST $206,819) (A) - 99.7%        279,326
           --------------------------------- ---------
           OTHER ASSETS IN EXCESS OF
           LIABILITIES - 0.3%                     724
           --------------------------------- ---------
           TOTAL NET ASSETS - 100.0%         $280,050
           --------------------------------- ---------

(a)Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $3. Cost for federal tax purposes differs from value by net unrealized appreciation of $72,504, which is composed of $97,083 appreciation and $24,579 depreciation at July 31, 2000.

(b)Non-Income producing security.


       (See Notes which are an integral part of the Financial Statements)
38

FIFTH THIRD TECHNOLOGY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------
   SHARES
       OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
COMMON STOCKS - 97.7%
           COMMUNICATION EQUIPMENT - 12.8%
           ---------------------------------
   32,000  ADC Telecommunications, Inc. (b)   $ 1,342
    5,000  Lucent Technologies, Inc.              219
   32,500  Motorola, Inc.                       1,075
   25,000  Nokia Corp. ADR                      1,108
   17,500  Nortel Networks                      1,302
   15,000  Qualcomm, Inc. (b)                     974
   15,000  Tellabs, Inc. (b)                      975
    4,500  VeriSign (b)                           713
           --------------------------------- ---------
             Total                              7,708
           --------------------------------- ---------
           COMPUTER HARDWARE - 11.8%
           ---------------------------------
   15,500  Comverse Technology, Inc. (b)        1,360
   25,000  Dell Computer Corp. (b)              1,098
   10,000  Hewlett Packard                      1,092
   15,000  International Business Machines Corp.1,687
   14,000  Sun Microsystems, Inc. (b)           1,476
   10,000  Sungard Data Systems, Inc. (b)         331
           --------------------------------- ---------
             Total                              7,044
           ------------------------------------------
           COMPUTERS - NETWORKING - 5.5%
           ---------------------------------
   25,000  Cisco Systems, Inc. (b)              1,636
   30,000  Finisar Corp. (b)                      797
   10,000  Network Appliance, Inc. (b)            862
           --------------------------------- ---------
           Total                                3,295
           ------------------------------------------
           COMPUTERS - PERIPHERAL - 2.8%
           ---------------------------------
   20,000  EMC Corp. (b)                        1,703
           --------------------------------- ---------
           COMPUTER SOWTWARE & SERVICES - 11.2%
           ---------------------------------
   22,500  America Online, Inc. (b)             1,200
   27,500  BMC Software, Inc. (b)                 519
   40,000  Entrust Technologies, Inc. (b)       1,143
   25,000  Microsoft Corp. (b)                  1,745
    5,000  Oracle Corp. (b)                       375
   12,000  Siebel Systems, Inc. (b)             1,740
           --------------------------------- ---------
           Total                                6,722
           ------------------------------------------
           ELECTRICAL EQUIPMENT - 0.6%
           ---------------------------------
   10,000  Artesyn Technologies, Inc. (b)         340
           --------------------------------- ---------
           ELECTRONICS - INSTRUMENT - 0.7%
           ---------------------------------
   10,000  Agilent Technologies, Inc. (b)         408
           --------------------------------- ---------

           ELECTRONICS - SEMICONDUCTOR - 23.5%
           ---------------------------------
   15,000  Analog Devices, Inc. (b)             1,003
   20,000  Flextronics International, Ltd. (b)  1,416
   22,500  Intel Corp.                          1,502
   22,500  Maxim Integrated Products (b)        1,486
   17,500  Microchip Technology, Inc. (b)       1,215
    8,500  PMC - Sierra, Inc. (b)               1,648
   30,000  QLogic Corp. (b)                     2,235
    3,500  SDL, Inc. (b)                        1,215
   20,000  Texas Instruments, Inc.              1,174
   20,000  Vitesse Semiconductor Corp. (b)      1,192
           --------------------------------- ---------
             Total                             14,086
           ------------------------------------------




  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
           EQUIPMENT - SEMICONDUCTOR - 5.8%
           ---------------------------------
   20,000  Applied Materials, Inc. (b)          1,517
   17,500  Cree, Inc. (b)                       1,968
           --------------------------------- ---------
             Total                              3,485
           ------------------------------------------
           INVESTMENT BANKING - 4.1%
           ---------------------------------
   42,500  Schwab (Charles) Corp.               1,535
   50,000  TD Waterhouse Group (b)                913
           --------------------------------- ---------
             Total                              2,448
           ------------------------------------------
           MANUFACTURING - SPECIAL - 1.5%
           ---------------------------------
   17,500  Jabil Circuit, Inc. (b)                876
           --------------------------------- ---------
           SAVINGS & LOAN - 1.2%
           ---------------------------------
   70,000  Net.B@nk, Inc. (b)                     731
           --------------------------------- ---------
           SERVICES - COMMERCE - 2.3%
           ---------------------------------
   30,000  Convergys Corp. (b)                  1,352
           --------------------------------- ---------
           SERVICES - COMPUTER SYSTEMS - 4.8%
           ---------------------------------
   22,500  Computer Sciences Corp. (b)          1,406
   70,000  Marchfirst, Inc. (b)                 1,448
           --------------------------------- ---------
             Total                              2,854
           ------------------------------------------
           SERVICES - DATA PROCESSING - 3.6%
           ---------------------------------
   20,000  Automatic Data Processing, Inc.        991
   25,000  Paychex, Inc.                        1,144
           --------------------------------- ---------
             Total                              2,135
           ------------------------------------------
           TELECOMMUNICATIONS - LONG DISTANCE - 2.6%
           ---------------------------------
   40,000  Worldcom, Inc. (b)                   1,563
           --------------------------------- ---------
           TELEPHONE - 2.9%
           ---------------------------------
   65,000  Broadwing, Inc.                      1,705
           --------------------------------- ---------
           Total Common Stocks                 58,455
           ------------------------------------------
REPURCHASE AGREEMENT - 5.4%
$   3,259  Warburg / Dillon, 6.55%, dated
             7/31/00, due 8/1/00 (at amortized
             cost), collateralized by U.S.
             Treasury Notes, 3.375%, due
             1/15/07 with a value of $3,324.    3,259
           ------------------------------------------
           TOTAL INVESTMENTS
           (COST $64,664) (A) - 103.1%         61,714
           --------------------------------- ---------
           LIABILITIES IN EXCESS OF OTHER
           ASSETS - (3.1%)                     (1,861)
           ------------------------------------------
           TOTAL NET ASSETS - 100.0%          $59,853
           --------------------------------- ---------


(a)Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $259. Cost for federal tax purposes differs from value by net unrealized depreciation of $3,209, which is composed of $2,788 appreciation and $5,997 depreciation at July 31, 2000.

(b)Non-Income producing security.

       (See Notes which are an integral part of the Financial Statements)
39

FIFTH THIRD INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------
  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
COMMON STOCKS - 84.8%
           AUSTRALIA - 1.2%
           ---------------------------------
   10,522  Amcor, Ltd.                         $   34
    6,738  AMP Diversified Property Trust           9
   15,556  AMP, Ltd.                              156
    3,662  Amp, Ltd. Reinvestment Notes (b)        --
    8,597  Australian Gas & Light Co.              51
    3,535  Brambles Industries, Ltd.              103
   17,360  Broken Hill Proprietary Co., Ltd.      183
   10,360  Coca-Cola Amatil, Ltd.                  20
   18,107  Coles Myer, Ltd.                        69
    4,650  Commonwealth Bank Of Australia          75
    2,077  CSL, Ltd.                               41
    2,034  F.H. Faulding  & Co., Ltd.              10
   28,703  Fosters Brewing Group                   79
   23,148  General Property Trust Units            37
   33,935  Goodman Fielder Wattie, Ltd.            25
    4,418  Leighton Holdings                       15
    8,816  Lend Lease Corp.                       106
    6,198  Mayne Nickless, Ltd.                    13
   22,804  National Australia Bank, Ltd.          327
   30,390  News Corp., Ltd.                       368
   22,070  Normandy Mining, Ltd.                   13
    7,273  North, Ltd.                             19
    2,149  Orica, Ltd.                              9
   18,220  Pacific Dunlop, Ltd.                    16
    3,507  PaperlinX, Ltd. (b)                      7
    6,744  QBE Insurance Group, Ltd.               30
    2,012  Rio Tinto, Ltd.                         30
   17,079  Santos, Ltd.                            54
   10,340  Southcorp Holdings, Ltd.                29
    5,267  Stockland Trust Group                   11
    5,119  Suncorp-Metway, Ltd.                    26
    5,269  TABCORP Holdings, Ltd.                  29
   31,431  Telstra Corp., Ltd.                    129
    3,009  Westfarmers, Ltd.                       22
   21,893  Westfield Trust                         42
      826  Westfield Trust - New                    2
   30,017  Westpac Banking Corp., Ltd.            213
   19,303  WMC, Ltd.                               86
   19,084  Woolworths, Ltd.                        68
           --------------------------------- ---------
             Total                              2,556
           --------------------------------- ---------
           AUSTRIA - 0.2%
           ---------------------------------
      716  Austria Tabakwerke AG                   25
    2,559  Bank Austria                           142
      153  BAU Holdings AG                          6
      298  BBAG Oesterreichische Brau
             - Beteiligungs AG                     14
      230  Boehler-Uddeholm                         8
      550  BWT AG                                  18
      690  Flughafen Wein AG                       23
      230  Generali Holding Vienna AG              40


   SHARES
       OR
 PRINCIPAL              SECURITY               MARKET
    AMOUNT             DESCRIPTION              VALUE
 ---------  ------------------------------------------
        46  Lenzing AG                           $   3
       390  Mayr-Melnhof Karton AG                  18
       992  Oesterreichische
            Elektrizitactswirtschafs
              AG - A shares                         98
       783  OMV AG                                  57
       488  VA Technologies AG                      24
     2,248  Weinerberger Baustoffindustrie AG       50
            --------------------------------- ---------
              Total                                526
            --------------------------------- ---------
            BELGIUM - 0.1%
            ---------------------------------
        361  Electrabel SA                           82
        798  UCB SA                                  30
            --------------------------------- ---------
               Total                                112
            --------------------------------- ---------
            BRAZIL - 0.6%
            ---------------------------------
    20,000  Aracruz Celulose SA                     43
10,288,000  Banco Bradesco SA                       68
 7,676,000  Centrais Electricas Brasileiras SA     173
 1,544,242  Companhia Brasileiras de Distribuicao
              Grupo Pao de Acucar                   49
   103,000  Companhia Cervejaria Brahma            108
 1,679,000  Companhia Siderurgica Nacional (b)      56
     9,000  Companhia Vale do Rio Doce             250
 1,322,000  Embratel Participacoes SA               23
    11,520  Petroleo Brasileiro SA                 308
     7,000  Souza Cruz SA                           36
 1,322,000  Tele Norte Leste Participacoes SA       28
            --------------------------------- ---------
              Total                              1,142
            --------------------------------- ---------
            DENMARK - 0.1%
            ---------------------------------
       700  Danisco A/S                             26
       400  Novo-Nordisk A/S - B Shares             78
       500  William Demant A/S                      17
            --------------------------------- ---------
             Total                                121
            --------------------------------- ---------
            FINLAND - 1.2%
            ---------------------------------
     1,261  Hartwall Oyj Abp                        27
     4,189  Kesko Ojy - B Shares                    43
     1,603  Metra Oyj - B Shares                    26
     3,749  Metso Oyj                               41
    45,931  Nokia Oyj                            2,035
     2,870  Outokumpo Oyj                           28
     3,886  Raisio Group PLC                         7
     2,550  Sampo Insurance Co. Ltd. - A Shares    102
     2,956  Sonera Oyj                             116
     1,719  Tietoenator Oyj                         61
     6,479  Upm-Kymmene Oyj                        160
            --------------------------------- ---------
              Total                              2,646
            --------------------------------- ---------
            FRANCE - 10.9%
            ---------------------------------
     5,311  Accor SA                               226
     2,712  Air Liquide                            346
    10,620  Alcatel Alsthom                        783
    23,183  Aventis SA                           1,785
     9,328  AXA SA                               1,418

-Continued-
40

FIFTH THIRD INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JULY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------
  SHARES
      OR
PRINCIPAL              SECURITY                MARKET
   AMOUNT             DESCRIPTION               VALUE
---------  --------------------------------- ---------
    8,281  Banque Nationale De Paris           $  817
    1,873  BIC                                     97
    8,520  Bouygues                               525
    3,502  Canal Plus                             555
    1,841  Cap Gemini Sogeti                      361
   17,559  Carrefour SA                         1,292
    2,256  Casino Guichard Perrachon              234
      117  Coflexip SA                             14
    2,767  Compagnie de Saint-Gobain              406
    2,420  Dassualt Systems SA                    202
    1,442  Eridania Beghin - Say SA               135
      284  Essilor International                   84
    2,800  Immeubles De France                     53
    1,701  Klepierre                              160
      774  Fonciere Lyonnaise                      78
    4,150  France Telecom SA                      526
      800  Gecina                                  78
    7,168  Groupe Danone                        1,077
    1,020  La Farge-Coppee SA                      79
    4,178  La Gardere Groupe Sca                  270
   20,360  L'OREAL                              1,663
   12,615  Lvmh Moet Vuitton Hennessy Lous      1,097
    5,486  Michelin Class B, Registered           164
    2,003  Pechiney SA, Series A                   88
    1,781  Pernod Ricard                           97
    3,406  Peugeot SA                             708
    1,051  Pinaukt Printemps Redo                 214
      464  SAgem SA - New                         129
   18,740  SAnofi Synthelabo SA                   999
    4,847  Schneider SA                           331
      303  Silic                                   43
    1,952  Simco-Union SA, Registered             127
    7,876  Societe Generale                       489
      948  Sodexho SA                             149
    5,116  STMicroelectronics                     291
    4,305  Suez Lyonnaise des Eaux SA             704
    4,722  Thomson CSF                            206
   20,348  Total SA, Class B                    3,015
    1,710  Unibail Union De Credit Bail           249
    6,123  Usinor SAcilor SA                       71
    2,599  Valeo SA                               120
   14,007  Vivendi                              1,119
           --------------------------------- ---------
             Total                             23,674
           --------------------------------- ---------
           GERMANY - 8.5%
           ---------------------------------
    7,403  Allianz AG                           2,778
   12,867  BASF AG                                529
   14,517  Bayer AG                               608
    9,132  Bayer Vereins AG                       539
    5,050  Beiersdorf AG                          477
    2,800  Continental Gummiwerke AG               53
   21,449  DaimlerChrysler AG                   1,141
    3,080  Deutsche Bank AG                        97
   12,933  Deutsche Lufthansa - New             1,164



  SHARES
      OR
PRINCIPAL              SECURITY                MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
    4,100  Deutsche Telekom AG                 $  102
   12,314  Douglas Holdings AG                    541
    2,150  Dresdner Bank AG                        63
    9,967  E.On AG                                460
   29,967  EM.TV & Merchandising AG             1,687
    1,200  Fresenius Medical Care AG               60
    2,350  Gehe AG                                194
    1,850  Heidelberger Zement AG                  65
    1,200  IVG Holdings AG                         74
    8,903  Kamps AG                               114
      800  KarstadtQuelle AG                       21
    1,650  Linde AG                                50
    3,520  Man AG                                 153
    2,950  Merck KGaA                              93
    8,313  Metro AG                               347
    5,034  Muenchener Rueckversicher            1,665
    4,530  PreussAG AG                            134
   18,109  RWE AG                                 653
    5,625  Sap AG                               1,032
    3,450  Schering AG                            206
   17,267  Siemens AG                           2,688
   12,020  Thyssen Krupp AG                       207
    6,880  VolkswAGen AG                          299
    1,800  WCM Beteiligungs & Grundbesitz AG       49
           --------------------------------- ---------
             Total                             18,343
           --------------------------------- ---------
           GREAT BRITAIN - 19.1%
           ---------------------------------
   24,797  Abbey National PLC                     278
   32,500  Allied Zurich PLC                      421
   13,051  Amvescap PLC                           233
   16,949  Arjo Wiggins Appleton PLC               66
   20,344  ARM Holdings PLC (b)                   230
   37,238  Astrazeneca Group PLC                1,604
   24,457  BAA PLC                                196
   71,120  BAE SYSTEMS PLC                        478
   32,778  Barclays PLC                           741
   28,021  Bass PLC                               297
   92,837  BG Ord Group                           611
   15,737  BOC Group PLC                          234
   19,156  Boots Co. PLC                          148
  558,860  BP Amoco PLC                         4,888
   25,715  British Airways PLC                    145
   49,430  British American Tobacco PLC           296
   57,560  British Land Co. PLC                   364
   40,653  British Sky Broadcasting Group PLC     745
  116,828  British Telecommunications PLC       1,543
   38,630  Burford Holdings PLC                    56
    4,974  Burma Castrol PLC                      124
   40,576  Cadbury Schweppes PLC                  261
   31,488  Canary Wharf Finance PLC (b)           225
    7,617  Capita Group PLC                       184
   17,081  Carlton Communications PLC             201
   88,295  Centrica PLC                           299
   35,751  CGU PLC                                562

-Continued-
41

FIFTH THIRD INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JULY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------
  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
      817  Corus Group PLC                      $   1
   74,290  Diageo PLC                             652
   42,711  Dixons Group PLC                       185
   18,563  EMI Group PLC                          171
   34,818  GKN PLC                                446
   76,416  Glaxo Wellcome PLC                   2,200
   58,744  Granada Compass PLC                    721
   76,550  Grantchester Holdings PLC              190
   42,070  Great Portland Estate PLC              144
   27,515  Great Universal Stores PLC             182
   35,039  Halifax PLC                            274
   14,030  Hammerson PLC                           90
   43,564  Hays PLC                               241
   53,110  Hilton Group PLC                       179
  126,175  HSBC Holdings PLC                    1,707
   33,203  Imperial Chemical Industries PLC       238
  104,783  Invensys PLC                           375
   32,877  Kingfisher PLC                         276
   32,568  Land Securities PLC                    377
  131,950  Legal & General Group PLC              335
  113,747  Lloyds TSB Group PLC                 1,013
    8,614  Logica PLC                             223
   60,045  Marconi PLC                            960
   70,729  Marks & Spencer PLC                    231
    4,822  MEPC PLC                                42
   15,721  Misys PLC                              146
   34,949  National Grid Group PLC                287
   18,697  National Power PLC                     129
    6,506  Schroders PLC                          126
   15,741  Nycomed Amersham PLC                   150
   12,543  Pearson PLC                            343
   14,815  Peninsular & Oriental Steam
             Navigation Co.                       120
    1,996  Pilkington PLC                           3
   43,138  Prudential Corp. PLC                   589
    1,877  Psion PLC                               21
   11,350  Railtrack Group PLC                    173
   23,945  Reed International PLC                 191
   47,999  Rentokil Initial PLC                   108
   33,588  Reuters Group PLC                      643
    2,175  Rexam PLC                                8
   27,140  Rio Tinto PLC, Registered              436
   46,499  Royal Bank of Scotland Group PLC       732
   28,886  Sage Group PLC                         243
   44,822  Sainsbury (J) PLC                      218
   43,546  Scottish Power PLC                     364
    9,801  SEMA Group PLC                         148
   29,260  Slough Estates PLC                     169
   15,330  Smith & Nephew PLC                      78
  118,385  SmithKline Beecham PLC               1,525
      505  SSL International PLC                    6
  164,326  Tesco PLC                              541
    1,985  Thames Water PLC                        23



  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
   18,128  3i Group PLC                        $  386
    2,550  Unigate PLC                             10
   61,966  Unilever PLC                           370
   12,632  United Utilities Group PLC             126
1,306,285  Vodafone Group PLC                   5,692
   20,064  WPP Group PLC                          271
           --------------------------------- ---------
             Total                             41,258
           --------------------------------- ---------
           HONG KONG - 3.2%
           ---------------------------------
   10,000  ASM Pacific Technology, Ltd.            36
  136,662  Bank Of East Asia, Ltd.                310
  113,850  Cable & Wireless HKT, Ltd.             260
  151,000  Cathay Pacific Airways, Ltd.           318
   92,500  CLP Holdings, Ltd.                     418
   17,000  Esprit Holdings Ltd.                    16
   68,700  Hang Seng Bank, Ltd.                   711
   61,000  Henderson Land Development
             Co., Ltd.                            275
  156,978  Hong Kong & China Gas, Ltd.            208
  301,470  Hutchison Whampoa, Ltd.                354
  101,100  Hysan Development, Ltd.              1,413
   16,000  Johnson Electronic Holdings             20
   27,500  Li & Fung, Ltd.                        267
   72,000  New World Development Co., Ltd.        358
  271,000  Pacific Century CyberWorks, Ltd. (b)   568
    5,000  QPL International Holdings, Ltd. (b)     5
   66,000  Shagri-La Asia, Ltd.                    71
  106,944  Sino Land Co.                           46
   46,000  South China Morning Post, Ltd.          32
   98,000  Sun Hung Kai Properties, Ltd.          779
   37,000  Swire Pacific, Ltd., Class A           237
   12,000  Television Broadcasts, Ltd.             65
    3,000  Varitronix International Ltd.            5
   90,600  Wharf Holdings, Ltd.                   193
           --------------------------------- ---------
             Total                              6,965
           --------------------------------- ---------
           INDONESIA - 0.0%
           ---------------------------------
   19,000  PT Mulia Industrindo Tbk (b)             1
           --------------------------------- ---------
           IRELAND - 0.0%
           ---------------------------------
    1,800  Kerry Group PLC                         22
           --------------------------------- ---------
           ITALY - 3.1%
           ---------------------------------
   21,212  Assicurazioni Generali                 700
    3,566  Autogrill SpA                           42
    4,306  Banca Intesa SpA                        31
   51,799  Banca Popolare Di Milano                59
   29,225  Banco Di Roma SpA                       59
  217,852  Benetton Group SpA                   1,219
   51,698  Credito Italiano                       252
  180,923  Enel SpA (b)                           743
    4,226  ENI SpA                                108
    7,328  Fiat SpA                                 4
   12,897  Impregilo SpA                           56
   54,171  Italgas SpA                            239

-Continued-
42

FIFTH THIRD INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JULY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------
  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
   20,372  Mediaset SpA                        $  322
    6,794  Mediobanca Banca SpA                    67
   13,957  Olivetti SpA                            47
   47,757  Parmalat Finanziaria SpA                69
   38,405  Pirelli SpA                            100
   10,022  RAS SpA                                113
    2,071  Reno (Saffa)                             4
    3,721  Rinascente                              20
    1,184  San Paolo - IMI SpA                     22
   15,420  Sirti SpA                              261
    3,192  Snia BPD SpA                             6
    8,334  Societa Assicuratrice Industriale SpA    9
   15,003  Telecom Italia SpA                     193
    1,667  Telecom Italia SpA RNC                  10
  182,636  Telecom Italia Mobile SpA            1,726
   43,588  Telecom Italia Mobile SpA  RNC         238
    7,635  Telepizza (b)                           41
           --------------------------------- ---------
             Total                              6,760
           --------------------------------- ---------
           JAPAN - 17.3%
           ---------------------------------
    3,000  Acom Co. Ltd.                          227
      400  Advantest                               67
   28,400  Ajinomoto Co., Inc.                    323
   57,900  Asahi Bank, Ltd.                       203
    9,000  Asahi Breweries, Ltd.                   85
   27,000  Asahi Chemical Industry Co., Ltd.      172
   42,800  Asahi Glass Co., Ltd.                  410
   10,000  Bank Of Fukuoka, Ltd.                   57
   74,000  Bank Of Tokyo-Mitsubishi, Ltd.         749
   32,400  Bank Of Yokohama, Ltd.                 124
    4,000  Benesse Corp.                          201
   18,000  Bridgestone Corp.                      413
    5,400  Canon, Inc.                            240
   19,800  Casio Computer Co., Ltd.               215
       48  Central Japan Railway Co.              261
   10,600  Chugai Pharmaceutical Co., Ltd.        193
   13,200  Chuo Mitsui Trust & Banking Co., Ltd.   40
      700  Credit Saison Co., Ltd.                 15
   20,600  Dai Nippon Printing Co., Ltd.          353
   23,600  Daiei Inc. (b)                          66
    2,000  Daiichi Pharmaceutical Co., Ltd.        44
    1,000  Daikin Industries, Ltd.                 21
   62,000  Daiwa Bank, Ltd.                       140
   20,600  Daiwa House Industry Co., Ltd.         131
   27,000  Daiwa Securities, Ltd.                 294
    9,600  Denso Corp.                            223
      111  East Japan Railway Co.                 645
   13,800  Ebara Corp.                            191
    4,000  Eisai Co., Ltd.                        100
    5,400  Fanuc Co., Ltd.                        518
   70,000  Fuji Bank Ltd.                         452
   14,000  Fuji Photo Film Co., Ltd.              520
    1,300  Fuji Soft ABC, Inc.                     72
   10,000  Fujitsu, Ltd.                          281



  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
   16,800  Furukawa Electric Co.               $  458
    6,000  Gunma Bank, Ltd.                        29
   19,000  Hitachi, Ltd.                          227
   12,000  Honda Motor Co., Ltd.                  438
   44,000  Industrial Bank Of Japan               282
   10,000  ITO-Yokado Co., Ltd.                   596
    9,000  Japan Airlines Co., Ltd.                37
    4,000  Japan Energy Corp.                       4
       29  Japan Tobacco Inc.                     220
    3,600  Joyo Bank                               12
    8,800  JUSCO, Ltd.                            171
      100  Kadokawa Shoten Publishing Co., Ltd.     9
   39,400  Kajima Corp.                           118
    1,000  Kaneka Corp.                            10
   29,700  Kansai Electric Power, Inc.            499
   19,000  Kao Corp.                              562
    5,000  Kawasaki Heavy Industries, Ltd.          7
   37,000  Kawasaki Steel Corp.                    50
    1,000  Kinden Corp.                             6
   36,000  Kinki Nippon Railway                   149
   44,400  Kirin Brewery Co., Ltd.                490
   40,400  Komatsu Ltd.                           225
   54,000  Kubota Corp.                           179
    1,000  Kuraray Co., Ltd.                        9
    1,300  Kyocera Corp.                          187
    3,200  Kyowa Hakko Kogyo Co., Ltd.             26
      800  Marubenii Corp.                          2
    6,000  Marui Co., Ltd.                         98
   41,000  Matsushita Electric
               Industrial Co., Ltd.             1,046
    1,000  Minebea Co., Ltd.                       11
   38,000  Mitsubishi Chemical Corp.              139
    5,000  Mitsubishi Corp.                        38
   55,800  Mitsubishi Electric Corp.              446
   16,000  Mitsubishi Estate Co., Ltd.            159
  104,000  Mitsubishi Heavy Industries, Ltd.      385
   26,200  Mitsubishi Materials Corp.              89
   29,000  Mitsubishi Trust & Banking Co.         180
    5,800  Mitsui & Co.                            41
   13,400  Mitsui Fudosan                         130
    1,000  Mitsui Marine & Fire
               Insurance Co., Ltd.                  4
   17,600  Mitsukoshi, Ltd. (b)                    61
    2,000  Murata Manufacturing Co., Ltd.         237
    6,800  Mycal Corp.                             20
      100  Namco, Ltd.                              3
    8,200  NEC Corp.                              219
   43,400  New Oji Paper Co.                      299
   14,600  NGK Insulators, Ltd.                   167
   11,000  NGK Spark Plug Co.                     177
    1,600  Nichiei Co., Ltd.                       17
      500  Nidec Corp.                             38
    2,900  Nintendo Co., Ltd.                     476
   21,600  Nippon Express Co., Ltd.               123
    9,600  Nippon Meat Packers, Inc.              139

-Continued-
43

FIFTH THIRD INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JULY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------
  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
   57,800  Nippon Oil Co., Ltd.                $  284
    3,000  Nippon Paper Industries Co., Ltd.       22
  175,800  Nippon Steel Corp.                     337
      105  Nippon Telegraph & Telephone Corp.   1,255
   37,000  Nippon Yusen Kabushiki Kaisha          182
   40,600  Nissan Motors Co., Ltd.                203
      900  Nissin Food Products Co., Ltd.          23
    1,000  Nitto Denko Corp.                       36
   41,000  Nomura Securities Co., Ltd.            803
    1,000  NSK, Ltd.                                7
    5,000  Ohbayashi Corp.                         20
    1,000  Olympus Optical Co., Ltd.               17
    7,000  Onward Kashiyama Co., Ltd.              79
    2,400  Oriental Land Co., Ltd.                209
    1,440  Orix Corp.                             186
   66,200  Osaka Gas Co., Ltd.                    167
    5,000  Pioneer Electronic Corp.               164
    2,400  Promise Co., Ltd.                      164
      800  Rohm Co.                               210
   73,000  Sakura Bank, Ltd.                      423
   15,800  Sankyo Co., Ltd.                       371
   51,000  Sanyo Electric Co.                     376
    6,600  Secom Co., Ltd.                        411
    4,100  Sega Enterprise, Ltd.                   51
   20,600  Sekisui House, Ltd.                    183
    1,000  Seventy-Seven Bank, Ltd.                 7
   15,200  Sharp Corp.                            227
      100  Shimamura Co., Ltd.                      9
    3,000  Shimano, Inc.                           59
   29,600  Shimizu Construction                    79
    3,800  Shin-Etsu Chemical Co.                 191
    4,000  Shinogi & Co., Ltd.                     65
    8,800  Shiseido Co., Ltd.                     112
   18,400  Shizuoka Bank                          148
    3,000  Showa Shell Sekiyu K.K.                 14
    6,000  Skylark Co., Ltd.                      213
    1,700  SMC Corp.                              300
    4,900  Softbank Corp.                         409
   15,700  Sony Corp.                           1,443
   50,000  Sumitomo Bank, Ltd.                    508
   39,600  Sumitomo Chemical Co., Ltd.            202
    3,200  Sumitomo Corp.                          29
   31,400  Sumitomo Electric Industries           508
    1,000  Sumitomo Marine and Fire
             Insurance Co., Ltd.                    6
   12,600  Sumitomo Metal & Mining Co., Ltd.       48
   12,000  Sumitomo Metal Industries, Ltd.          7
   40,400  Taisei Construction                     55
   12,800  Taisho Pharmaceutical Co.              431
    2,000  Taiyo Yuden Co., Ltd.                   90
    1,000  Takara Shuzo Co. Ltd.                   20
   32,400  Takeda Chemical Industries           1,922
    3,500  Takefuji Corp.                         352



  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
   23,400  Teijin, Ltd.                        $   96
    6,000  Terumo Corp.                           188
   22,600  Tobu Railway Co., Ltd.                  62
   10,800  Tohoku Electric Power Co., Inc.        137
   49,800  Tokai Bank, Ltd.                       222
   34,000  Tokio Marine Fire Insurance Co.        343
    6,000  Tokyo Broadcasting Systems, Inc.       233
   38,900  Tokyo Electric Power                   918
    1,000  Tokyo Electron, Ltd.                   108
   63,600  Tokyo Gas, Ltd.                        150
   24,400  Tokyu Corp.                            115
   17,600  Toppan Printing Co., Ltd.              178
   26,100  Toray Industries, Inc.                  94
   15,000  Toshiba Corp.                          132
    1,000  Tostem Corp.                            14
   21,600  Toto, Ltd.                             154
    1,000  Toyo Seikan Kaisha, Ltd.                16
   50,000  Toyota Motor Corp.                   2,117
   39,400  Ube Industries, Inc.                    88
      400  Uni-Charm Corp.                         23
      150  World Co., Ltd.                          5
   12,000  Yamanouchi Pharmaceutical Co., Ltd.    563
    1,000  Yamato Transport Co., Ltd.              24
    4,000  Yokogawa Electric Corp.                 37
           --------------------------------- ---------
             Total                             37,444
           --------------------------------- ---------
           NETHERLANDS - 5.5%
           ---------------------------------
   24,826  ABN Amro Holdings NV                   602
   27,342  Aegon NV                             1,043
    3,034  Akzo NV                                135
    1,865  Buhrmann NV                             57
   13,619  Elsevier NV                            151
    5,190  Getronics NV                            88
    2,168  Hagemeyer NV                            61
   11,848  Heineken NV                            677
   24,339  ING Groep NV                         1,627
   14,261  Koninklijke Ahold NV                   389
    3,636  Koninklijke KNP NV                     131
      590  Nedlloyd Groep NV                       11
   25,819  Oce Van Grinten                      1,132
      483  Philips Electronics NV                   7
   30,856  Rodamco Continental Europe NV (b)    1,398
   61,390  Royal Dutch Petroleum                3,641
    2,740  Stork NV                               110
    1,140  TNT Post Group NV                       14
   11,461  Uni-INVest NV                          282
    7,397  Unilever NV                             89
    1,506  Vedior NV                               17
    6,524  Wolters Kluwer NV CVA                  160
           --------------------------------- ---------
             Total                             11,822
           --------------------------------- ---------
           PORTUGAL - 0.6%
           ---------------------------------
   33,284  Banco Commercial                       175
    9,693  Banco Espirito Santo                   166

-Continued-
44

FIFTH THIRD INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JULY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------
  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
   25,330  BPI-SGPS S.A.                       $   90
   14,500  Brisa Autostradas                      131
      500  CIN - Corporacao Industrial do
             Norte, SA                              3
  164,845  Electricidade De Portugal              556
      500  Inapa                                    3
    3,950  Jeronimo Martins                        60
    5,200  Portucel Industrial                     33
    7,389  Portugal Telecom SA                     80
      500  Sociedade de Construcoes Soares
             de Costa SA (b)                        3
   44,000  Sonae                                   74
           --------------------------------- ---------
             Total                              1,374
           --------------------------------- ---------
           SINGAPORE - 1.7%
           ---------------------------------
   35,000  City Developments, Ltd.                149
    1,150  Creative Technology, Ltd.               25
   15,000  Cycle & Carriage, Ltd.                  35
   65,683  DBS Group Holdings, Ltd.               792
   67,250  DBS Land, Ltd.                          97
   15,000  First Capital Corp., Ltd.               14
   17,000  Fraser & Neave, Ltd.                    66
   44,000  Hotel & Properties                      38
   42,000  Keppel Corp., Ltd.                      93
   34,000  Neptune Orient Lines, Ltd. (b)          37
   62,058  Oversea Chinese Banking Corp., Ltd.    451
   22,000  Parkway Holdings, Ltd.                  61
   94,802  Sembcorp Industries, Ltd.              103
   53,000  Singapore International Airlines, Ltd.  73
   63,000  Singapore Press Holdings               636
   19,059  Singapore Technology Engineering, Ltd. 324
  157,000  Singapore Telecommunications, Ltd.     243
   82,000  United Industrial Corp., Ltd.           36
   51,352  United Overseas Bank, Ltd.             367
   31,000  United Overseas Land, Ltd.              28
    3,000  Venture Manufacturing Singapore, Ltd.   35
           --------------------------------- ---------
             Total                              3,703
           --------------------------------- ---------
           SPAIN - 2.6%
           ---------------------------------
    1,617  Acerinox SA                             49
    9,065  AceSA Autopista                         71
    2,069  Actividad Contruction                   50
    2,963  Alba                                    70
    1,806  Azucarera Ebro                          21
   86,200  Banco Bilbao Vizcaya                 1,246
   69,632  Banco SAntander SA                     719
    2,509  Corporacion Mapfre                      37
   32,894  Dragados Y Construcciones SA           682
    5,948  EndeSA SA                               45
   18,048  Gas Natural SDG SA                     308
    5,742  General De Aguas de Barcelona SA        73
   31,734  Iberdrola SA                           366
    4,650  Inmobiliaria Colonial SA                59
    8,911  MetrovaceSA SA                         149



  SHARES
      OR
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------
    7,370  Prima Inmobiliaria                  $   72
   33,080  Repsol SA                              628
    3,294  Sol Melia SA                            35
   23,799  Telefonica SA (b)                      501
   12,103  Union Electrica FenoSA SA              218
   34,110  Vallehermoso SA                        204
    1,743  Zardoya Otis SA                         15
           --------------------------------- ---------
             Total                              5,618
           --------------------------------- ---------
           SWEDEN - 2.4%
           ---------------------------------
    3,600  Atlas Copco AB, Series A                76
    2,000  Atlas Copco AB, Series B                39
    8,520  Castellum International, Ltd.           83
   13,930  Drott AB                               152
    8,800  Electrolux AB, Series B                131
   93,200  Ericsson LM, Series B                1,819
   10,500  Foreningssparbanken                    160
      700  Gambro AB, Series A                      6
   22,000  Hennes & Mauritz, Series B             447
    4,600  JM AB, Series B                         80
      450  NetCom AB, Series B (b)                 28
   24,031  Nordic Baltic Holding AB               167
    2,000  OM Gruppen AB                           93
    2,500  Sandvik AB, Series A                    39
    7,800  Securitas AB, Series B                 172
   11,200  Skandia Forsakring                     244
   29,200  Skandinaviska Enskilda Banken,
             Class A                              651
   12,000  Skanska AB, Series B                   149
    3,600  SKF AB, Series B                       119
    1,900  SSAB Svenkt Stal AB                     20
   12,900  Svenska Handelsbanken, Series A        194
    6,100  Svenska Cellulosa AB, Series B         131
    4,850  Tornet Fastighets AB                    58
    4,000  Trelleborg AB, Series B                 28
    5,200  Volvo AB, Series A                      96
    1,400  Volvo AB, Series B                      25
   10,000  WM-Data AB, Series B                    51
           --------------------------------- ---------
             Total                              5,258
           --------------------------------- ---------
           SWITZERLAND - 6.5%
           ---------------------------------
    6,240  ABB, Ltd.                              744
       85  Adecco SA, Registered                   58
    4,300  Alusuisse-Lonza Holding, Registered    924
       75  Credit Suisse Group, Registered         22
      247  George Fischer, Registered              72
    1,860  Givaudan (b)                         3,875
    1,885  Nestle SA, Registered                2,910
       48  Novartis AG, Registered                511
      199  Roche Holdings AG                    1,870
      330  Roche Holdings AG, Genuss              693
      420  SGS Soceite Generale de Surveillance
             Holdings SA (b)                      343
       43  Sulzer AG, Registered (b)               73

-Continued-
45

FIFTH THIRD INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JULY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------
   SHARES
       OR
 PRINCIPAL              SECURITY               MARKET
    AMOUNT             DESCRIPTION              VALUE
 ---------  --------------------------------- ---------
       105  Swatch Group AG, Series B           $   72
       125  Swiss Re AG                            175
       280  Swisscom AG                             93
     6,464  UBS AG, Registered                     932
       140  Valora Holding AG, Registered           38
     1,075  Zurich Allied AG                       579
            --------------------------------- ---------
              Total                             13,984
            --------------------------------- ---------
            THAILAND - 0.0%
            ---------------------------------
     8,700  CMIC Finance & Securities PLC (b)       --
    13,300  Finance One PLC (b)                     --
    14,500  General Finance & Securities
            PLC. (b)                                --
     9,100  Univest Land PLC                        --
            --------------------------------- ---------
    45,600    Total                                 --
            --------------------------------- ---------
            Total Common Stocks
                (Cost $174,225)                183,329
            --------------------------------- ---------
PREFERRED STOCK - 0.9%
            AUSTRALIA - 0.1%
            ---------------------------------
    26,955  News Corp., Ltd.                       283
            --------------------------------- ---------
            AUSTRIA - 0.0%
            ---------------------------------
         2  Bau Holding Strabag AG                   0
            --------------------------------- ---------
            BRAZIL - 0.4%
            ---------------------------------
10,288,000  Banco Bradesco SA                       90
 1,472,000  Banco Itau SA                          137
 5,509,000  Brasil Telecom Participacoes SA         79
 4,856,000  Companhia Energetica de Minas
              Gerais SA                             92
 4,914,000  Embratel Participacoes SA              106
     8,230  Petroleo Brasileiro SA                 220
 5,976,118  Tele Norte Leste Participacoes SA      144
 4,617,000  Telecom Celular Participacoes SA        69
            --------------------------------- ---------
              Total                                937
            --------------------------------- ---------
            GERMANY - 0.4%
            ---------------------------------
       550  Rwe AG                                  15
     3,825  Sap AG                                 858
     1,250  Volkswagen AG                           33
            --------------------------------- ---------
              Total                                906
            --------------------------------- ---------
            ITALY - 0.0%
            ---------------------------------
       813  Fiat SpA                                12
            --------------------------------- ---------
            Total Preferred Stocks ($816)        2,138
            --------------------------------- ---------
CONVERTIBLE SECURITIES - 0.0%
            PORTUGAL - 0.0%
            ---------------------------------
       960  Jeronimo Martins, 12/30/04               6
            --------------------------------- ---------
            Total Convertible Securities
            (Cost $5)                                6
            --------------------------------- ---------
CORPORATE BONDS - 0.0%
            FRANCE - 0.0%
            ---------------------------------
        13  Casino Guichard, 4.50%,  07/12/01       13
         6  Sodexho SA,  6.00%,  06/07/04            6
            --------------------------------- ---------
            Total Corporate Bonds (Cost $27)        19
            --------------------------------- ---------

REPURCHASE AGREEMENTS - 10.8%
            UNITED STATES
            ---------------------------------
    23,395  Warburg/Dillon, 6.55%, dated
            7/31/00, due 8/1/00
            (at amortized cost),
            collateralized by
            U.S. Treasury Bond, 3.375%,
            due 1/15/07 with a
            value of $23,864.                   23,395
            --------------------------------- ---------
            TOTAL REPURCHASE AGREEMENTS
            (COST $22,900)                      23,395
            --------------------------------- ---------
            TOTAL INVESTMENTS (COST $198,468)
            (A) - 96.5%                        208,887
            --------------------------------- ---------
            OTHER ASSETS IN EXCESS OF
            LIABILITIES - 3.5%                   7,673
            --------------------------------- ---------
            TOTAL NET ASSETS - 100%           $216,560
            --------------------------------- ---------

(a)Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $1,873 and by the amount of market to market adjustments for passive foreign investment companies of $779. Cost for federal income tax purposes differs from value by net unrealized appreciation of $35,137 which is composed of $42,414 appreciation and $12,581 depreciation at July 31, 2000.

(b)Non-income producing security.



 The International Equity Fund's investment concentration, by industry, as of July 31, 2000, was as follows:


Automotive                                          2.22%
Business & Financial Services                      11.54%
Chemicals                                           2.17%
Electric                                            5.92%
Food                                                4.82%
Insurance                                           5.99%
Oil & Gas Producers                                 6.53%
Pharmaceuticals                                     6.02%
Real Estate                                         2.30%
Telecommunications                                  8.49%
Other                                              44.00%

Open futures contracts as of July 31, 2000: (Amounts in thousands except number of contracts)

Number of                                    Market
Contracts         Contract Type                Value
20         Long DAX, 9/15/00                 $ 3,369
10         Long HANG SENG, 8/30/00             1,084
19         Long IBEX, 8/18/00                  1,854
9          Long MIB30, 9/15/00                 1,944
77         Long TOPIX, 9/11/00                10,294





       (See Notes which are an integral part of the Financial Statements)
46

FIFTH THIRD INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JULY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------
VARIATION MARGIN IN FOREIGN CURRENCY CONTRACTS AS OF JULY 31, 2000

                                                       CONTRACT                                      UNREALIZED
        DELIVERY                                        AMOUNT             CONTRACT VALUE           APPRECIATION
          DATE                                     (LOCAL CURRENCY)          U.S. DOLLAR           (DEPRECIATION)
---------------------------------------           ------------------     ------------------      ------------------
BRITISH STERLING POUNDS
Long Contracts
8/04/00                                                  6,608                  9,954                   $ (57)
Short Contracts
8/01/00                                                    168                    254                       3

EURO
---------------------------------------
Long Contracts
8/01/00                                                  1,130                  1,053                      (6)
8/02/00                                                    204                    190                      (1)
8/31/00                                                    324                    302                      (2)
9/08/00                                                  4,425                  4,216                    (106)
9/08/00                                                  3,419                  3,255                     (79)
9/08/00                                                  4,430                  4,229                    (115)
Short Contracts
8/02/00                                                  1,970                  1,818                      (8)
8/03/00                                                    287                    265                      (1)
8/03/00                                                    940                    871                       0
8/31/00                                                  1,236                  1,143                      (5)
8/31/00                                                  1,194                  1,122                      16
9/08/00                                                    183                    177                       7
9/08/00                                                  4,205                  4,047                     142
9/08/00                                                     47                     45                       2

JAPANESE YEN
---------------------------------------
Long Contracts
9/11/00                                              1,333,926                 12,455                    (179)
Short Contracts
8/02/00                                                534,744                  4,873                      (7)
8/03/00                                                179,004                  1,634                       0
9/11/00                                                124,256                  1,187                      44

NORWEGIAN KRONE
---------------------------------------
Short Contracts
8/02/00                                                    119                     13                       0

SWEDISH KRONA
---------------------------------------
Long Contracts
8/01/00                                                    117                     13                       0

SWISS FRANCS
---------------------------------------
Long Contracts
8/02/00                                                     84                     50                       0
                                                                                                       ------
TOTAL                                                                                                   $(352)
                                                                                                       ======

       (See Notes which are an integral part of the Financial Statements)
47

FIFTH THIRD BOND FUND FOR INCOME
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2000
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
      PAR              SECURITY               MARKET
    VALUE             DESCRIPTION              VALUE
---------  --------------------------------- ---------
ASSET BACKED SECURITIES - 0.5%
           FINANCIAL - 0.5%
           ---------------------------------
$   1,027  GE Capital Management, 6.940%,
             3/25/27                          $ 1,022
           --------------------------------- ---------
           Total Asset Backed Securities        1,022
           ------------------------------------------
CORPORATE BONDS - 51.6%
           FINANCIAL - 17.6%
           ---------------------------------
    5,000  American General Finance Corp.,
             5.750%, 11/1/03                    4,771
    7,000  Aristar Corp., 6.000%, 8/1/01        6,915
   10,000  GMAC, 7.500%, 7/15/05                9,951
    7,000  Lehman Brothers Corp., 7.250%,
             4/15/03                            6,901
    5,000  Mellon Bank Corp., 7.375%, 5/15/07   4,951
    5,000  BB&T Corp., 7.050%, 5/23/03          4,934
           --------------------------------- ---------
             Total                             38,423
           ------------------------------------------
           INDUSTRIAL - 24.5%
           ---------------------------------
    7,000  AT&T Canada Inc., 7.650%, 9/15/06    6,974
    5,000  GTE California, 7.650%, 3/15/07      5,005
   10,000  Hasbro Inc., 8.500%, 3/15/06        10,246
    6,000  Hertz Co., 7.625%, 8/15/07           5,986
    7,000  Jones Apparel Co., 7.875%, 6/15/06   6,690
    6,000  U.S. West, 7.625%, 6/9/03            6,021
    5,000  U.S. West, 6.375%, 7/15/08           4,544
    8,000  WorldCom, Inc., 6.125%, 4/15/02      7,831
           --------------------------------- ---------
             Total                             53,297
           ------------------------------------------
           UTILITIES - 5.0%
           ---------------------------------
    5,000  Alabama Power, 7.125%, 8/15/04       4,963
    5,000  Northern States Power,
             7.875%, 10/1/01                    5,030
    1,000  Southern New England,
             8.000%, 11/20/01                   1,008
           --------------------------------- ---------
             Total                             11,001
           ------------------------------------------
           INTERNATIONAL - 4.5%
           ---------------------------------
   10,000  Quebec Province, 7.000%, 1/30/07     9,800
           ------------------------------------------
             Total Corporate Bonds            112,521
           ------------------------------------------
U.S. GOVERNMENT SECURITIES - 42.3%
           MORTGAGE BACKED SECURITIES - 7.1%
           ---------------------------------
    9,365  Ginnie Mae, 9.500%, 12/15/09,
             Pool #780318                       9,754
      926  Ginnie Mae, 10.500%, 7/15/14,
             Pool #321016                         972
    4,754  Ginnie Mae, 7.500%, 10/15/29
             Pool #510533                       4,715
           --------------------------------- ---------
             Total                             15,441
           ------------------------------------------



      PAR              SECURITY               MARKET
    VALUE             DESCRIPTION              VALUE
---------  --------------------------------- ---------
           U.S. GOVERNMENT AGENCIES - 15.2%
           ---------------------------------
$   8,000  Fannie Mae, 5.810%, 3/2/04         $ 7,710
    7,750  Fannie Mae, 7.100%, 10/18/04         7,654
    8,000  FHLB, 6.905%, 10/18/04               7,892
        1  FHLMC, 7.500%, 2/1/02,                   1
   10,000  FHLMC, 7.350%, 2/28/03               9,982
           --------------------------------- ---------
             Total                             33,239
           --------------------------------- ---------
           U.S. TREASURY NOTES - 20.0%
           ---------------------------------
    4,000  5.375%, 2/15/01                      3,978
    4,500  6.125%, 12/31/01                     4,480
   13,000  6.500%, 5/31/02                     13,028
      750  5.875%, 11/15/04                       740
    1,000  7.000%, 7/15/06                      1,038
   15,250  6.000%, 8/15/09                     15,145
    5,000  6.500%, 2/15/10                      5,164
           --------------------------------- ---------
             Total                             43,573
           --------------------------------- ---------
           Total U.S. Government Securities    92,253
           --------------------------------- ---------
REPURCHASE AGREEMENT - 3.9%
$   8,571  Warburg/Dillon, 6.460%, dated
             7/31/00, due 8/1/00 (at amortized
             cost), collaterized by U.S. Treasury
             Notes, 3.375%, due 1/15/07
             with a total value of $8,743       8,571
           --------------------------------- ---------
           TOTAL INVESTMENTS
           (COST $214,848) (A) - 98.3%        214,367
           --------------------------------- ---------
           OTHER ASSETS IN EXCESS
           OF LIABILITIES - 1.7%                3,610
           --------------------------------- ---------
           TOTAL NET ASSETS - 100.0%         $217,977
           --------------------------------- ---------


(a)Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $6. Cost for federal income tax purposes differs from value by net unrealized depreciation of $487 which is composed of $1,035 appreciation and $1,522 depreciation at July 31, 2000.


The following abbreviations are used in this portfolio:
FHLB- Federal Home Loan Bank
FHLMC- Federal Home Loan Mortgage Corporation


       (See Notes which are an integral part of the Financial Statements)
48

FIFTH THIRD QUALITY BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2000
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
CORPORATE BONDS - 32.8%
           FINANCIAL - 5.2%
           ---------------------------------
$   4,000  GMAC, 7.500%, 7/15/05              $ 3,980
    7,000  Wells Fargo Financial, 7.250%,
             7/14/03                            6,980
           --------------------------------- ---------
             Total                             10,960
           --------------------------------- ---------
           INDUSTRIAL - 25.2%
           ---------------------------------
   10,000  AT&T Canada, Inc., 7.650%,
             9/15/06                            9,962
    5,000  Deutsche Telekom, 8.000%,
             6/5/10                             5,028
    5,000  Ford Motor Company, 7.450%,
             7/16/31                            4,723
    3,000  GE Global Insurance, 7.750%,
             6/15/30                            3,022
    5,000  Hasbro, Inc., 7.950%, 3/15/03        5,049
   10,000  Jones Apparel Group, Inc.,
             7.875%, 6/15/06                    9,557
    4,000  Ontario Province, 7.750%, 6/4/02     4,048
    7,000  Respol International Financial,
             7.450%, 7/15/05                    6,994
    5,000  U.S. West Capital Funding, Inc.,
             6.250%, 7/15/05                    4,728
           --------------------------------- ---------
             Total                             53,111
           --------------------------------- ---------
           UTILITIES - 2.4%
           ---------------------------------
    5,000  Sempra Energy, 7.950%, 3/1/10        5,073
           --------------------------------- ---------
             Total Corporate Bonds             69,144
           --------------------------------- ---------
U.S. GOVERNMENT SECURITIES - 61.0%
           MORTGAGE BACKED SECURITIES - 29.8%
           ---------------------------------
        2  Freddie Mac, 9.500%, 10/1/02,
             Pool #380009, CMO                      2
        6  Freddie Mac, 8.000%, 8/1/08,
             Pool #272525, CMO                      6
   38,816  Fannie Mae, 7.500%, 12/1/29,
             Pool #535083                      38,305
    9,897  Fannie Mae, 7.500%, 3/1/30,
             Pool #530299                       9,758
    7,978  Fannie Mae, 7.500%, 5/1/30,
             Pool #536701                       7,866
    7,182  Fannie Mae, 7.500%, 5/1/30,
             Pool #540754                       7,082
           --------------------------------- ---------
             Total                             63,019
           --------------------------------- ---------



PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------
           U.S. GOVERNMENT AGENCIES - 7.3%
           ---------------------------------
$   9,000  Fannie Mae, 5.750%, 2/15/08        $ 8,307
    7,250  FHLB, 7.350%, 2/28/03                7,237
           --------------------------------- ---------
             Total                             15,544
           ------------------------------------------
           U.S. TREASURY BONDS - 4.2%
           ---------------------------------
    8,500  6.125%, 8/15/29                      8,747
           --------------------------------- ---------
           U.S. TREASURY NOTES - 19.7%
           ---------------------------------
   12,000  6.375%, 1/31/02                     11,992
    7,000  6.500%, 2/28/02                      7,007
    5,000  6.750%, 5/15/05                      5,122
    5,000  6.875%, 5/15/06                      5,158
    3,500  6.000%, 8/15/09                      3,476
    8,500  6.500%, 2/15/10                      8,779
           --------------------------------- ---------
             Total                             41,534
           ------------------------------------------
           Total U.S. Government Securities   128,844
           ------------------------------------------
REPURCHASE AGREEMENT - 7.3%
$  15,474  Warburg/Dillon, 6.55%, dated
             7/31/00, due 8/1/00 (at amortized
             cost), collateralized by U.S.
             Treasury Notes, 3.375%, due
             1/15/07, with a value of $15,788. 15,474
           ------------------------------------------
           TOTAL INVESTMENTS (COST $213,190)
           (A) - 101.1%                       213,462
           --------------------------------- ---------
           LIABILITIES IN EXCESS OF OTHER
           ASSETS - (1.1%)                     (2,389)
           ------------------------------------------
           TOTAL NET ASSETS - 100.0%         $211,073
           --------------------------------- ---------


(a)Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $20. Cost for federal income tax purposes differs from value by net unrealized appreciation of $252 which is composed of $683 appreciation and $431 depreciation at July 31, 2000.

The following abbreviationsare used in this portfolio:

FHLB - Federal Home Loan Bank


       (See Notes which are an integral part of the Financial Statements)
49

FIFTH THIRD U.S. GOVERNMENT SECURITIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2000
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------

U.S. GOVERNMENT SECURITIES - 97.0%
           MORTGAGE BACKED SECURITIES - 18.0%
           ---------------------------------
$     457  Fannie Mae, 6.000%, 6/1/01          $  452
    3,213  Fannie Mae, 6.000%, 10/1/04          3,111
    1,513  Fannie Mae, 6.500%, 12/1/04          1,484
    1,989  Fannie Mae, 7.000%, 12/1/06          1,965
    1,691  FHLMC, 6.000%, 9/1/05                1,632
           --------------------------------- ---------
             Total                              8,644
           --------------------------------- ---------
           U.S. GOVERNMENT AGENCIES - 49.8%
           ---------------------------------
    2,000  Fannie Mae, 5.700%, 5/15/02          1,956
    2,000  Fannie Mae, 5.780%, 2/12/03
             (Callable 2/12/01 @ 100)           1,953
    2,000  Fannie Mae, 5.960%, 2/23/04          1,931
             (Callable 8/18/00 @ 100)
    2,000  Fannie Mae, 6.500%, 8/15/04          1,966
    2,000  Fannie Mae, 7.100%, 10/18/04         1,975
             (Callable 10/18/01 @ 100)
    2,000  Fannie Mae, 6.290%, 5/9/05
             (Callable 5/9/01 @ 100)            1,926
    3,000  Fannie Mae, 7.125%, 3/15/07          3,015
    2,000  FFCB, 5.900%, 8/6/01                 1,981
    2,000  FFCB, 5.100%, 11/24/03               1,895
    1,000  FFCB, 6.600%, 7/7/06                   980
    3,000  FHLB, 7.350%, 2/28/03                2,995
    1,500  FHLB, 6.090%, 6/2/06                 1,434
           --------------------------------- ---------
             Total                             24,007
           --------------------------------- ---------
           U.S. TREASURY NOTES - 29.2%
           ---------------------------------
    1,000  5.875%, 11/30/01                       993
    2,000  6.250%, 6/30/02                      1,996
    2,500  7.250%, 5/15/04                      2,581
    3,000  6.500%, 5/15/05                      3,034
    2,500  5.875%, 11/15/05                     2,463
    2,000  6.500%, 10/15/06                     2,029
    1,000  6.250%, 2/15/07                      1,004
           --------------------------------- ---------
             Total                             14,099
           --------------------------------- ---------
           Total U.S. Government Securities    46,750
           --------------------------------- ---------




PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------

REPURCHASE AGREEMENT - 1.4%
$     653  Warburg/Dillion, 6.55%, dated
             7/31/00, due 8/1/00 (at
             amortized cost), collateralized by
             U.S. Treasury Notes, 3.375%, due
             1/15/07 with a value of $667.     $  653
           --------------------------------- ---------
           TOTAL INVESTMENTS
           (COST $48,176) (A) - 98.4%          47,403
           --------------------------------- ---------
           OTHER ASSETS IN EXESS
           OF LIABILITIES - 1.6%                  752
           --------------------------------- ---------
           TOTAL NET ASSETS - 100.0%          $48,155
           --------------------------------- ---------

(a)Cost for federal tax purposes differs from value by net unrealized depreciation of $773, which is composed of $63 appreciation and $836 depreciation at July 31, 2000.


The following abbreviations are used in this portfolio:

FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation


       (See Notes which are an integral part of the Financial Statements)
50

FIFTH THIRD MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2000
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------

MUNICIPAL BONDS - 94.0%
           ALABAMA - 3.9%
           ---------------------------------
$   2,050  Alabama State, Public School &
             College Authority, Revenue,
             5.250%, 8/1/06                   $ 2,108
    1,620  University of Alabama Birmingham,
             Revenue, 4.750%, 10/1/05           1,627
    1,765  University of Alabama Birmingham,
             Revenue, 4.875%, 10/1/06           1,780
           --------------------------------- ---------
             Total                              5,515
           --------------------------------- ---------
           ARIZONA - 7.3%
           ---------------------------------
    4,680  Arizona State Highway
             Transportation Board, Revenue,
             5.000%, 7/1/10                     4,727
    2,000  Pima County, Improvement, GO,
             5.000%, 7/1/06                     2,040
    3,400  Pima County, School District No. 1,
             Series D, GO, 6.100%, 7/1/11
             (Callable 7/1/02 @ 102)            3,564
           --------------------------------- ---------
             Total                             10,331
           --------------------------------- ---------
           CONNECTICUT - 1.5%
           ---------------------------------
    2,000  New Haven, Series B, GO, 5.750%,
             11/1/09                            2,148
           --------------------------------- ---------
           FLORIDA - 8.1%
           ---------------------------------
    2,800  Dade County School District, GO,
             6.500%, 8/1/03                     2,952
    2,455  Escambia County, Revenue, 4.600%,
             1/1/07, AMBAC                      2,433
    5,000  Florida State Board of Education,
             Lottery Revenue, 5.500%, 7/1/16    5,049
    1,000  Orlando, Capital Improvement,
             Revenue, 6.000%, 10/1/22
             (Prerefunded 10/1/01 @ 102)        1,038
           --------------------------------- ---------
             Total                             11,472
           --------------------------------- ---------
           GEORGIA - 3.3%
           ---------------------------------
    2,000  Fulton County, Hospital Authority,
             Series B, Revenue, 6.375%, 9/1/22
             (Prerefunded 9/1/02 @ 102)         2,106
    2,675  Georgia Private Colleges &
             Universities Authority, Revenue,
             5.500%, 11/1/25 (Callable
             11/1/09 @ 101)                     2,628
           --------------------------------- ---------
             Total                              4,734
           --------------------------------- ---------
           ILLINOIS - 5.7%
           ---------------------------------
    1,230  Cook County, Community School
             District #097 Oak Park, Series A,
             GO, 5.500%, 12/1/12 (Callable
             12/1/09 @ 100)                     1,254




PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------

$   1,500  Dupage County, Community High
             School District #099, Downers
             Grove, GO, 5.500%, 12/1/15
             (Callable 12/1/09 @ 100), FSA    $ 1,504
    2,000  Illinois Health Facilities Authority,
             Revenue, 5.375%, 6/1/14 (Callable
             6/1/08 @ 101)                      1,970
    2,250  Illinois State Sales Tax, Revenue,
             5.500%, 6/15/01                    2,272
    1,055  Macon County & Decatur, Illinois,
             CP, 6.500%, 1/1/05, FGIC           1,129
           --------------------------------- ---------
             Total                              8,129
           --------------------------------- ---------
           INDIANA - 4.0%
           ---------------------------------
    1,275  Munster, School Building Corp.,
             Revenue, 5.700%, 7/15/10
             (Prerefunded 1/15/05 @ 101), MBIA  1,339
    2,000  South Bend, Indiana, Community
             School Corp., Riley School Building
             Corp., Refunding, Revenue,
             5.250%, 7/1/12 (Callable
             7/1/08 @ 101)                      2,006
    2,245  Tipton, Community School Building
             Corp., Revenue,
             5.550%, 7/15/12, FSA               2,320
           ------------------------------------------
             Total                              5,665
           --------------------------------- ---------
           KANSAS - 0.9%
           ---------------------------------
    1,250  Douglas County, Unified School
             District, GO, 6.000%, 9/1/09
             (Prerefunded 9/1/03 @ 100)         1,295
           ------------------------------------------
           MAINE - 0.7%
           ---------------------------------
    1,000  Maine, Municipal Bond Bank, Series
             C, Revenue, 5.200%, 11/1/18
             (Callable 11/1/09 @ 101)             960
           ------------------------------------------
           MICHIGAN - 4.4%
           ---------------------------------
    1,000  Detroit, Michigan, Series A, GO,
             6.700%, 4/1/10 (Callable
             4/1/05 @ 101)                      1,094
    1,500  Michigan, Municipal Bond Authority,
             Revenue, 7.000%, 11/1/03, AMBAC    1,608
    3,255  Michigan State Hospitals, Revenue,
             6.250%, 8/15/11 (Callable
             8/15/07 @ 101)                     3,481
           --------------------------------- ---------
             Total                              6,183
           ------------------------------------------
           MISSOURI - 1.4%
           ---------------------------------
    2,000  Kansas City, Streetlight Project,
             Series B, GO, 5.000%, 2/1/13
             (Callable 2/1/07 @ 101)            1,973
           ------------------------------------------


-Continued-
51

FIFTH THIRD MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JULY 31, 2000
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  --------------------------------- ---------

           NORTH CAROLINA - 1.6%
           ---------------------------------
$   2,200  North Carolina, Municipal Power
             Agency, Revenue, 5.900%, 1/1/03  $ 2,265
           --------------------------------- ---------
           NEW JERSEY - 5.8%
           ---------------------------------
    3,000  New Jersey, State Transportation,
             Series A, Revenue, 5.125%, 6/15/15
             (Callable 6/15/09 @ 100)           2,929
    5,120  New Jersey, State Transportation
             Authority, Revenue, 5.625%,
             6/15/13                            5,346
           --------------------------------- ---------
             Total                              8,275
           --------------------------------- ---------
           NEVADA - 2.9%
           ---------------------------------
    4,000  Clark County, Flood Control, GO,
             5.250%, 11/1/10 (Callable 11/1/08
             @ 101), FGIC                       4,085
           --------------------------------- ---------
           NEW YORK - 10.0%
           ---------------------------------
    2,000  New York City, Series F, GO,
             5.500%, 8/1/06                     2,074
    4,000  New York City, Series H, GO, 7.000%,
             2/1/22 (Callable 2/1/02 @ 101.5)   4,209
    4,855  New York State, GO, 5.250%, 9/15/13
             (Callable 9/15/08 @ 101)           4,850
    3,020  New York, State Transportation,
             Series E, Revenue, 5.250%, 1/1/15
             (Callable 1/1/08 @ 101)            2,981
           --------------------------------- ---------
             Total                             14,114
           --------------------------------- ---------
           OHIO - 1.5%
           ---------------------------------
    1,000  Columbus, Sewer Improvement Bonds,
             GO, 6.500%, 9/15/01                1,023
    1,000  Ohio State, Water Development
             Authority, Revenue, 6.000%, 6/1/05 1,058
           --------------------------------- ---------
             Total                              2,081
           --------------------------------- ---------
           OREGON - 0.7%
           ---------------------------------
    1,000  Yamhill County, School District
             No. 029J, GO, 6.100%, 6/1/11
             (Prerefunded 6/1/04 @ 101), FSA    1,061
           --------------------------------- ---------
           PENNSYLVANIA - 8.7%
           ---------------------------------
    1,000  Pennsylvania, Convention Center
             Authority, Series A, Revenue,
             6.700%, 9/1/16, FGIC               1,143
    4,000  State, GO, 5.000%, 10/1/05           4,065
    1,000  State, Higher Education Assistance
             Agency, Student Loan Revenue,
             Series A, 4.625%, 12/1/00          1,000
    2,000  State, Higher Education Facilities
             Authority Health Services,
             Revenue, 5.100%, 1/1/05            1,929
    2,300  Pittsburgh, Water & Sewer Systems
             Authority, Series C, Revenue,
             6.700%, 9/1/16, FGIC               2,086




PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------

$   2,000  Trinity, Area School District, GO,
             6.625%, 11/1/11 (Prerefunded
             11/1/01 @ 100), FGIC             $ 2,054
           --------------------------------- ---------
             Total                             12,277
           ------------------------------------------
           SOUTH DAKOTA - 1.8%
           ---------------------------------
    2,375  Heartland, Consumers Power District,
             Electric Revenue, 6.000%, 1/1/09,
             FSA                                2,532
           --------------------------------- ---------
           TENNESSEE - 4.6%
           ---------------------------------
    6,500  Memphis General Improvement, GO,
             5.250%, 4/1/14 (Callable 4/1/08
             @ 101)                             6,468
           --------------------------------- ---------
           TEXAS - 3.5%
           ---------------------------------
    3,430  Dallas, Improvement, GO, 5.000%,
             2/15/18 (Callable 2/15/08 @ 100)   3,224
    1,600  Texas State, GO, 6.000%, 10/1/08     1,724
           ------------------------------------------
             Total                              4,948
           ------------------------------------------
           UTAH - 2.6%
           ---------------------------------
    1,530  St. George, Water Revenue, 5.600%,
             6/1/10 (Callable 6/1/05 @ 101)     1,582
    1,000  Salt Lake City, Motor Fuel Excise Tax,
             Series A, Revenue, 5.400%, 2/1/03  1,020
    1,000  Utah, State Building Ownership
             Authority, Revenue, 5.500%,
             5/15/09, FSA                       1,042
           --------------------------------- ---------
             Total                              3,644
           ------------------------------------------
           WASHINGTON - 5.3%
           ---------------------------------
    2,000  King County, School District No. 411,
             GO, 6.500%,12/1/09 (Prerefunded
             12/1/02 @ 100), AMBAC              2,090
    2,000  King County School District No. 415
             Kent, GO, 5.550%, 12/1/11          2,085
    3,200  State, Public Power Supply Systems
             Nuclear Project No. 2, Revenue,
             5.500%, 7/1/06                     3,309
           --------------------------------- ---------
             Total                              7,484
           ------------------------------------------
           WISCONSIN - 3.8%
           ---------------------------------
    1,000  Milwaukee, Series C, GO, 5.300%,
             6/15/07 (Prerefunded 6/15/02
             @ 100)                             1,014
    4,290  State, Transportation Revenue,
             Series B, 5.750%, 7/1/12 (Callable
             7/1/02 @ 100)                      4,392
           --------------------------------- ---------
             Total                              5,406
           ------------------------------------------
           Total Municipal Bonds              133,045
           ------------------------------------------


-Continued-
52

FIFTH THIRD MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JULY 31, 2000
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------

SHORT-TERM INVESTMENTS - 4.8%
           MONEY MARKETS - 4.8%
           ---------------------------------
$   3,437  Federated Tax Free Trust           $ 3,437
    3,388  SEI Institutional Tax Free Fund      3,388
           --------------------------------- ---------
           Total Short-Term Investments         6,825
           ------------------------------------------
           TOTAL INVESTMENTS
           (COST $140,354) (A) - 98.8%        139,870
           ------------------------------------------
           OTHER ASSETS IN EXCESS OF
           LIABILITIES - 1.2%                   1,744
           ------------------------------------------
           TOTAL NET ASSETS - 100.0%         $141,614
           ------------------------------------------


(a)Cost for federal tax purposes differs from value by net unrealized depreciation of $484, which is composed of $1,009 appreciation and $1,493 depreciation at July 31, 2000.

The following abbreviations are used in this portfolio:
AMBAC - American Municipal Bond Assurance Corporation
CP - Certificate of Participation
FGIC - Financial Guaranty Insurance Corporation
FSA - Financial Security Assurance
GO - General Obligation
MBIA - Municipal Bond Investors Assurance Corporation


       (See Notes which are an integral part of the Financial Statements)
53

FIFTH THIRD OHIO TAX FREE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2000
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------

MUNICIPAL BONDS - 95.4%
           OHIO - 93.4%
           ---------------------------------
$   1,000  Akron Bath Copley, Ohio, Children's
             Hospital Medical Center Akron,
             7.250%, 11/15/12 (Prerefunded
             11/15/00 @ 102)                  $ 1,028
      500  Akron, Various Purpose Improvement,
             GO, 5.600%, 12/1/06 (Callable
             12/1/04 @ 102), MBIA                 525
    1,500  Beavercreek, Ohio, Local School
             District, 6.600%,12/1/15           1,710
    1,510  Bowling Green State University,
             Higher Education,Revenue,
             5.550%, 6/1/10 (Callable 6/1/06
             @ 101), AMBAC                      1,566
    4,000  Butler County, Hospital Facilities,
             Revenue, 4.750%, 11/15/18
             (Callable 11/15/08 @ 101)          3,220
    5,000  Butler County, Transportation
             Improvement District, Revenue,
             5.000%, 4/1/02, FSA                5,046
      600 Cincinnati, Ohio, GO, 7.000%,
             10/1/00                              603
    5,000 Cincinnati, Ohio, GO, 4.375%,
             12/1/01                            5,001
    5,000 Cincinnati, Ohio, GO, 4.375%,
             12/1/02                            4,994
    1,275 Cincinnati, Ohio, GO, 4.200%,
             12/1/10                            1,170
    3,500 Cleveland City School District,
             Revenue, 4.800%, 6/1/03, AMBAC     3,526
    5,000  Cleveland, Ohio, Public Power
             System, Revenue, 5.250%, 11/15/16
             (Callable 11/15/06 @ 102)          4,903
    2,500  Cleveland, Ohio, Waterworks
             Revenue, Refunding &
             Improvement-Series I,
             5.250%, 1/1/11 (Callable
             1/1/08 @ 101)                      2,543
    2,875  Cleveland, Ohio, Waterworks
             Revenue, 6.250%, 1/1/15
             (Prerefunded 1/1/02 @ 102)         3,000
    3,500  Cleveland, Ohio, Waterworks
             Revenue, Refunding &
             Improvement-Series G,
             5.500%, 1/1/21                     3,496
    1,000  Columbus, Ohio, GO, 6.500%, 1/1/10
             (Callable 1/1/02 @ 102)            1,045
    1,000  Columbus, Refunding Limited,
             Series A, GO, 5.300%, 7/1/09
             (Callable 7/1/03 @ 101.5)          1,022
    1,350  Columbus, Ohio, Series 2, GO,
             5.500%, 5/15/08 (Callable 5/15/04
             @ 102)                             1,401





PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------

$   2,770  Columbus, Ohio, Water System
             Revenue, 4.500%, 11/1/04         $ 2,766
    4,000  Columbus, Ohio, Water System
             Revenue, 5.000%, 11/1/07           4,075
    3,435  Cuyahoga County, GO, 5.600%,
             5/15/13, MBIA-IBC                  3,581
    3,000  Cuyahoga Jail Facilities, GO,
             5.250%, 10/1/13, MBIA-IBC          3,031
    2,500  Dublin City School District, GO,
             4.650%, 12/1/08 (Callable
             12/1/07 @ 101) MBIA                2,470
      500  Euclid City School District, GO,
             6.700%, 12/1/02 (Prerefunded
             12/1/01 @ 102)                       524
    1,500  Euclid City School District, GO,
             5.125%, 12/1/11 (Callable
             12/1/05 @ 102), AMBAC              1,513
    1,000  Franklin County, GO, 6.800%,
             12/1/02 (Prerefunded12/1/00
             @ 102)                             1,028
      500  Franklin County, Ohio, Convention
             Facilities, Revenue, 7.000%,
             12/1/19 (Prerefunded 12/1/00
             @ 102)                               514
    1,030  Franklin Refunding & Improvements,
             Medical, Revenue, 6.500%, 5/1/07
             (Callable 11/1/02 @ 102)           1,084
    1,455  Greater Cleveland Regional Transit
             Authority Ohio, 5.375%, 12/1/11
             (Callable 12/1/08 @ 101)           1,494
    4,250  Greater Cleveland Transportation,
             Series R, GO, 4.750%, 12/1/15
             (Callable 12/1/08 @ 101), FGIC     3,889
    3,000  Hamilton County, Ohio, Health
             Care Systems, Revenue, 6.250%,
             5/15/14                            3,154
    3,670  Hamilton County, Ohio, Hospital
             Facilities, Revenue, 5.250%,
             5/15/11 (Callable 11/15/08 @ 101)  3,722
    1,000  Hamilton County Hospital Facilities
             Refunding, Revenue, 6.500%,
             1/1/02, (Prerefunded 1/1/01
             @ 100), FGIC                       1,009
    2,510  Hamilton County, Ohio, Packaging
             Facility, 5.000%,12/1/24 (Callable
             12/1/08 @ 101)                     2,286
    1,000  Hamilton County, Ohio, Sewer
             System, Series A, Revenue,
             5.600%, 12/1/08 (Callable
             12/1/05 @ 102), FGIC               1,050

-Continued-
54

FIFTH THIRD OHIO TAX FREE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JULY 31, 2000
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------

$   1,150  Knox County Hospital Facilities,
             Revenue, 4.700%, 6/1/08,
             Asset GTY                        $ 1,103
    3,750  Knox County Community Hospital,
             Revenue, 5.000%, 6/1/12,
             Asset GTY                          3,652
    1,000  Lakota Local School District, GO,
             6.400%, 12/1/01, AMBAC             1,026
    7,200  Lorain County, Ohio, Health Facilities,
             Revenue, 5.500%, 9/1/29 (Callable
             9/1/09 @ 102)                      6,986
    1,520  Loveland, Ohio, City School District,
             Refunding, Series A, 3.650%,
             12/1/02                            1,481
    4,000  Lucas County, Ohio, Hospital,
             Revenue, 6.000%, 11/15/04          4,212
    1,000  Montgomery Sisters Of Charity,
             Revenue, 6.500%, 5/15/08
             (Callable 5/15/01 @ 102), MBIA     1,035
    1,750  Montgomery County, Ohio, Solid
           Waste, Revenue, 5.250%, 11/1/04,
             MBIA                               1,796
    3,000  Montgomery County, Ohio, Solid
             Waste, Revenue, 5.400%, 11/1/08
             (Callable 11/1/05 @ 102), MBIA     3,113
    1,000  Ohio State Building Authority,
             5.250%, 4/1/09 (Callable 4/1/08
             @ 101)                             1,029
    2,410  Ohio State Building Authority,
             5.250%, 10/1/10 (Callable 4/1/09
             @ 101)                             2,475
    1,000  Ohio State Building Facilities,
             Revenue, 6.200%, 10/1/07
             (Callable 10/1/02 @ 102)           1,049
    4,500  Ohio State Higher Education,
             Community Case Western Reserve,
             6.250%, 7/1/14                     4,982
    5,000  Ohio State Highway, Series V, GO,
             4.800%, 5/15/04                    5,043
    1,000  Ohio State Special Obligations
             Education, Series A, Revenue,
             5.800%, 6/1/03, AMBAC              1,034
      500  Ohio State Public Facilities,
             Series II-A, Revenue, 5.500%,
             12/1/03 (Callable 12/1/01
             @ 102), FSA                          515
    5,000  Ohio State Public Facilities,
             Series II-A, Revenue, 4.500%,
             12/1/08 (Callable 12/1/07 @ 100)   4,861
    3,000  Ohio State Public Facilities,
             Series II-B, Revenue, 5.750%,
             11/1/04, AMBAC                     3,134




PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------

$   2,000  Ohio State Public Facilities,
             Series II-B, Revenue, 5.750%,
             11/1/05 (Callable 11/1/04 @ 100),
             AMBAC                            $ 2,085
      250  Ohio State Public Facilities
             Community Higher Education
             Capital Facilities, Series II-A,
             4.250%, 12/1/00                      250
    5,000  Ohio State Turnpike, Series A,
             Revenue, 5.750%, 2/15/14
             (Callable 2/15/06 @ 102), MBIA     5,336
    5,000  Ohio State Tunrnpike, Series A,
             Revenue, 5.700%, 2/15/17
             (Prerefunded 2/15/06 @ 102),
             MBIA                               5,324
    3,750  Ohio State Water, Revenue, 5.125%,
             12/1/08 (Callable 6/1/05 @ 101),
             MBIA                               3,824
    4,000  Ohio State Water, Revenue, 5.300%,
             12/1/10 (Callable 6/1/05 @ 101),
             MBIA                               4,092
    4,250  Parma, Ohio, Hospital Improvement,
             Revenue, 5.250%, 11/1/13
             (Callable 11/1/08 @ 101)           3,860
      590  Perrysburg, Ohio, Exempted Village
             School District, 3.550%, 12/1/01     581
    1,000  Sycamore, Ohio, Community School
             District, 4.450%,12/1/10 (Callable
             12/1/09 @ 101)                       944
      555  Tiffin, Sewer System, GO, 6.600%,
             12/1/03 (Callable 12/1/01 @ 101)     576
      500  University Of Cincinnati, CP,
             6.300%, 12/1/00, MBIA                503
    1,750  University Of Cincinnati, CP,
             5.000%, 6/1/10, MBIA               1,766
    2,000  Wauseon Village School District, GO,
             5.450%, 12/1/14 (Callable 6/1/07
             @ 101), MBIA                       2,024
    1,000    West Geauga, Ohio, Local School
             District, GO, 5.550%, 11/1/05
             (Callable 11/1/04 @ 102), AMBAC    1,042
    1,000    West Geauga, Ohio, Local School
             District, GO, 5.650%, 11/1/06
             (Callable 11/1/04 @ 102), AMBAC    1,052
    2,090  Westerville, Ohio, GO, 5.250%,
             12/1/11 (Callable 12/1/09 @ 101)   2,135
    2,000  Westlake, Ohio, City School
             District, Series A, GO, 5.050%,
             12/1/04                            2,022
           --------------------------------- ---------
             Total                            168,931
           --------------------------------- ---------
           VIRGIN ISLANDS - 2.0%
    2,500  Virgin Islands Public Financial
             Authority, Revenue, 5.500%,
             10/1/05                            2,525


-Continued-
55

FIFTH THIRD OHIO TAX FREE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JULY 31, 2000
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
PRINCIPAL              SECURITY               MARKET
   AMOUNT             DESCRIPTION              VALUE
---------  ------------------------------------------

$   1,000  Virgin Islands Water & Power
             Authority Electric System
             Revenue, 5.125%, 7/1/04          $ 1,016
           --------------------------------- ---------
             Total                              3,541
           --------------------------------- ---------
           Total Municipal Bonds              172,472
           --------------------------------- ---------
SHORT-TERM INVESTMENTS - 3.5%
           MONEY MARKETS - 3.5%
           ---------------------------------
    2,632  Touchstone Ohio Money Fund           2,632
    3,805  Vangard Ohio Tax Free Money
             Market Fund                        3,805
           --------------------------------- ---------
           Total Short-Term Investments         6,437
           --------------------------------- ---------
           TOTAL INVESTMENTS
           (COST $179,025) (A) - 98.9%        178,909
           --------------------------------- ---------
           OTHER ASSETS IN EXCESS OF
           LIABILITIES - 1.1%                   1,961
           --------------------------------- ---------
           TOTAL NET ASSETS - 100.0%         $180,870
           --------------------------------- ---------


(a) Cost for federal tax purposes differs from value by net unrealized depreciation of $116 which is composed of $2,447 appreciation and $2,563 depreciation at July 31, 2000.

The following abbreviations are used in this portfolio:
AMBAC - American Municipal Bond Assurance Corporation
FGIC - Federal Guarantee Insurance Corporation
FSA - Financial Security Assurance
GO - General Obligation
IBC - Insured Bond Certificate
MBIA - Municipal Bond Insurance Association


       (See Notes which are an integral part of the Financial Statements)
56


FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------

                               QUALITY      EQUITY
                               GROWTH       INCOME     CARDINAL     PINNACLE    BALANCED      MID CAP   TECHNOLOGY
ASSETS:                         FUND         FUND        FUND         FUND        FUND         FUND        FUND
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
Investments, at value
   (cost $712,130;
   $78,401; $79,245;
   $80,057; $225,645,
   $196,938, and $61,405
   respectively)             $1,018,533     $110,308    $232,746     $105,206    $269,599     $269,445     $58,455
Repurchase agreements,
   at cost                       22,754        3,085       4,210           --      16,953        9,881       3,259
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
   Total Investments          1,041,287      113,393     236,956      105,206     286,552      279,326      61,714
Cash                                  1           --          --           --          --           --           1
Interest and dividends
   receivable                       527          245         109           26       1,070           70           3
Receivable for
   investments sold                  --           --          --        1,000         174          385         319
Receivable for Fund
   shares sold                    1,301           34          39          605         793          865         236
Other assets                         11            9          36           10           4            5          --
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
   Total Assets               1,043,127      113,681     237,140      106,847     288,593      280,651      62,273
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
LIABILITIES:
Cash overdraft                       --           --          --          408          --           --          --
Payable for investments
   purchased                      4,903           --          --           --       3,605          326       2,332
Payable for Fund shares
   redeemed                         419          114         270          375         236           55          --
Accrued expenses and
other payables:
   Investment advisory fees         719           75         120           76         195          177          52
   Administration fees               --           --          --           --           2           --           8
   Distribution services
     - Investment A Shares           45            3         164           10          22            7           1
   Distribution services
     - Investment C Shares            6           --          --            3           3            1          --
   Shareholder servicing
     - Investment C Shares           10            1           1            2           3           --          --
   Accounting fees                   30            7          11            4          12           10           7
   Custodian fees                     8            3           3            3           6            4           2
   Other                             34           15          35           14          21           21          18
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
   Total Liabilities              6,174          218         604          895       4,105          601       2,420
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
NET ASSETS:
Paid-in Capital                 623,050       79,411      62,934       81,050     208,542      173,385      62,434
Accumulated undistributed
   net investment income             --           21          --           --         989           --          --
Accumulated undistributed
   net realized gain/(loss)
   on investments and
   options contracts            107,500        2,124      20,101         (253)     31,003       34,158         369
Net unrealized appreciation/
   (depreciation) from
   investments and
   options contracts            306,403       31,907     153,501       25,155      43,954       72,507      (2,950)
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
   Total Net Assets          $1,036,953     $113,463    $236,536     $105,952    $284,488     $280,050     $59,853
                           ============ ============ =========== ============ =========== ============ ===========
Net Assets:
   Institutional Shares      $  814,820     $100,007     $ 2,924     $ 58,939    $171,923     $242,641     $55,188
   Investment A Shares          208,342       12,777     232,502       42,842     104,750       36,430       4,560
   Investment C Shares           13,791          679       1,110        4,171       7,815          979         105
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
   Total                     $1,036,953     $113,463    $236,536     $105,952    $284,488     $280,050     $59,853
                           ============ ============ =========== ============ =========== ============ ===========
Shares of Beneficial Interest
Outstanding
   (Unlimited number of shares
   authorized, no par value):
   Institutional Shares          31,050        7,564         159        1,542       9,889       12,585       2,873
   Investment A Shares            7,977          966      12,773        1,126       6,030        1,902         237
   Investment C Shares              539           51          62          111         450           52           5
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
   Total                         39,566        8,581      12,994        2,779      16,369       14,539       3,115
                           ============ ============ =========== ============ =========== ============ ===========
Net Asset Value
   Institutional Shares       $   26.24      $ 13.22     $ 18.41      $ 38.23     $ 17.39      $ 19.28     $ 19.21
                           ============ ============ =========== ============ =========== ============ ===========
   Investment A
     Shares-redemption
     price per share          $   26.12      $ 13.22     $ 18.20      $ 38.05     $ 17.37      $ 19.16     $ 19.21
                           ============ ============ =========== ============ =========== ============ ===========
   Investment C
     Shares-offering
     price per share*         $   25.59      $ 13.23     $ 17.91      $ 37.56     $ 17.35      $ 18.65     $ 19.20
                           ============ ============ =========== ============ =========== ============ ===========
Maximum sales
charge-Investment
   A Shares                       4.50%        4.50%       4.50%        4.50%       4.50%        4.50%       4.50%
Maximum Offering Price
   (100%/(100%-Maximum sales
   charge) of net asset
   value adjusted to nearest
   cent) per share
   (Investment A Shares)         $27.35       $13.84      $19.06       $39.84      $18.19       $20.06      $20.12
                           ============ ============ =========== ============ =========== ============ ===========

*Redemption price per share varies by length of time shares are held.

(See Notes which are an integral part of the Financial Statements)
57


FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2000
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                         BOND                     U.S.                     OHIO
                                        INTERNATIONAL    FUND        QUALITY   GOVERNMENT    MUNICIPAL   TAX FREE
                                            EQUITY        FOR         BOND     SECURITIES      BOND        BOND
ASSETS:                                      FUND       INCOME        FUND        FUND         FUND        FUND
                                        ------------ ----------- ------------ ----------- ------------ -----------
Investments, at value (cost $175,073;
   $206,277; $197,716; $47,523; $140,354
   and $179,025, respectively)              $185,492    $205,796     $197,988     $46,750     $139,870    $178,909
Repurchase agreements, at cost                23,395       8,571       15,474         653           --          --
                                        ------------ ----------- ------------ ----------- ------------ -----------
   Total Investments                         208,887     214,367      213,462      47,403      139,870     178,909
Cash                                           4,235          --           --          --           --          --
Interest and dividends receivable                187       3,974        2,684         779        1,812       2,034
Receivable for investments sold               16,881          --           --          --           --          --
Receivable for Fund shares sold                  838          10           23           5           10          20
Tax reclaim receivables                          515          --           --          --           --          --
Other assets                                      11          38            6          13            9          58
                                        ------------ ----------- ------------ ----------- ------------ -----------
   Total Assets                              231,554     218,389      216,175      48,200      141,701     181,021
                                        ------------ ----------- ------------ ----------- ------------ -----------
LIABILITIES:
Cash overdraft                                    --           8           --          --           --          --
Foreign currency overdraft,
   at value (cost $302)                          306          --           --          --           --          --
Payable for investments purchased             13,320          --        4,719          --           --          --
Payable for Fund shares redeemed                 623         258          250          22           --          32
Payable for variation margin in foreign
   currency contracts                            352          --           --          --           --          --
Accrued expenses and other payables:
   Investment advisory fees                      188         102           98          13           66          85
   Administration fees                             3           3           --          --           --          --
   Distribution services -
     Investment A Shares                           2           6            2           1           --           3
   Shareholder servicing -
     Investment C Shares                          --           1            1          --           --           2
   Accounting fees                                28          11            9           4            5           4
   Custodian fees                                 42           5            5           1            1           2
   Other                                         130          18           18           4           15          23
                                        ------------ ----------- ------------ ----------- ------------ -----------
   Total Liabilities                          14,994         412        5,102          45           87         151
                                        ------------ ----------- ------------ ----------- ------------ -----------
NET ASSETS:
Paid-in Capital                              182,134     246,242      220,257      50,508      146,303     183,550
Accumulated undistributed net investment
   income/(loss)                                (427)        178           18          --           --          --
Accumulated undistributed net realized
   gain/(loss) on investments, futures and
   foreign currency transactions              23,893     (27,962)      (9,474)     (1,580)      (4,205)     (2,564)
Net unrealized appreciation/(depreciation)
   on investments, futures and foreign
   currency transactions                       8,960        (481)         272        (773)        (484)       (116)
                                        ------------ ----------- ------------ ----------- ------------ -----------
   Total Net Assets                         $216,560    $217,977     $211,073     $48,155     $141,614    $180,870
                                        ============ =========== ============ =========== ============ ===========
Net Assets:
   Institutional Shares                     $208,383    $190,293     $200,882     $45,139     $141,407    $166,623
   Investment A Shares                         7,901      27,319        9,494       2,818          207      13,257
   Investment C Shares                           276         365          697         198           --         990
                                        ------------ ----------- ------------ ----------- ------------ -----------
   Total                                    $216,560    $217,977     $211,073     $48,155     $141,614    $180,870
                                        ============ =========== ============ =========== ============ ===========
Shares of Beneficial Interest Outstanding
   (Unlimited number of shares
   authorized, no par value):
   Institutional Shares                       16,406      16,554       21,411       4,729       12,360      16,865
   Investment A Shares                           621       2,379        1,012         295           18       1,341
   Investment C Shares                            22          32           74          21           --         100
                                        ------------ ----------- ------------ ----------- ------------ -----------
   Total                                      17,049      18,965       22,497       5,045       12,378      18,306
                                        ============ =========== ============ =========== ============ ===========
Net Asset Value
   Institutional Shares                      $ 12.70     $ 11.50       $ 9.38      $ 9.54       $11.44      $ 9.88
                                        ============ =========== ============ =========== ============ ===========
   Investment A Shares-redemption
     price per share                         $ 12.71     $ 11.48       $ 9.38      $ 9.55       $11.46      $ 9.89
                                        ============ =========== ============ =========== ============ ===========
   Investment C Shares-offering
     price per share*                        $ 12.54     $ 11.49       $ 9.38      $ 9.52       $   --      $ 9.87
                                        ============ =========== ============ =========== ============ ===========
Maximum sales charge-Investment A Shares        4.50%       4.50%        4.50%       4.50%        4.50%       4.50%
Maximum Offering Price
   (100%/(100%-Maximum sales charge)
   of net asset value adjusted to
   nearest cent) per share
   (Investment A Shares)                     $ 13.31     $ 12.02       $ 9.82     $ 10.00      $ 12.00      $10.36
                                        ============ =========== ============ =========== ============ ===========

* Redemption price per share varies by length of time shares are held.

(See Notes which are an integral part of the Financial Statements)
58


FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2000
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                               QUALITY      EQUITY
                               GROWTH       INCOME     CARDINAL     PINNACLE    BALANCED      MID CAP   TECHNOLOGY
                                FUND         FUND        FUND         FUND        FUND         FUND        FUND*
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
INVESTMENT INCOME:
Interest income                 $ 1,811      $   169      $  291       $  151     $ 5,368       $  367     $    53
Dividend income                   6,084        3,300       1,954          856       1,112        1,402           5
Foreign tax withholding              (5)          --          (3)          --          --           --          --
Securities lending income             6            1           5            1          14            9          --
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
   Total Income                   7,896        3,470       2,247        1,008       6,494        1,778          58
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------

EXPENSES:
Investment advisory fees          7,067        1,081       1,482          952       2,036        1,932          89
Administrative fees               1,556          237         434          203         448          412          14
Distribution services -
   Investment A Shares              409           38         605          124         226           74           1
Distribution services -
   Investment C Shares               89            7           7           41          55            6          --
Shareholder servicing -
   Investment C Shares               30            2           2           14          18            2          --
Fund accounting fees                180           51          77           45          76           67           7
Custodian fees                       30           13          14           13          23           19           2
Trustees' fees                        5            1           2            1           2            1          --
Transfer agent fees                  95           25         123           31          50           45           3
Professional fees                    31           11          18            7          13            9           9
Other fees                           94           46          59           23          55           56           6
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
     Total Expenses               9,586        1,512       2,823        1,454       3,002        2,623         131
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
     Less fees voluntarily
       reduced                     (282)         (83)       (224)         (14)       (169)        (128)         --
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
     Net Expenses                 9,304        1,429       2,599        1,440       2,833        2,495         131
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
     Net Investment
       Income/(Loss)             (1,408)       2,041        (352)        (432)      3,661         (717)        (73)
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------

REALIZED AND UNREALIZED GAINS
(LOSSES) FROM INVESTMENTS
AND OPTIONS CONTRACTS:
Net realized gains/(losses)
   from investments and
   option contracts             107,993        4,656      20,489         (253)     31,057       35,466         442
Net change in unrealized
   appreciation/depreciation
   from investments and
   options contracts             47,729      (18,711)     14,238        5,731       8,425       31,305      (2,950)
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
Net realized and unrealized
   gains/(losses) from
   investments                  155,722      (14,055)     34,727        5,478      39,482       66,771      (2,508)
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
Change in net assets resulting
   from operations             $154,314     $(12,014)    $34,375       $5,046     $43,143      $66,054     $(2,581)
                           ============ ============ =========== ============ =========== ============ ===========

* Reflects the period of operations from June 5, 2000 through July 31, 2000.

(See Notes which are in an integral part of the Financial Statements)
59


FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2000
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                         BOND                     U.S.                     OHIO
                                        INTERNATIONAL    FUND        QUALITY   GOVERNMENT    MUNICIPAL   TAX FREE
                                            EQUITY        FOR         BOND     SECURITIES      BOND        BOND
                                             FUND       INCOME        FUND        FUND         FUND        FUND
                                        ------------ ----------- ------------ ----------- ------------ -----------
INVESTMENT INCOME:
Interest income                              $   269     $14,994      $11,540      $2,905      $ 6,016     $ 9,423
Dividend income                                3,946          --           --          --           --          --
Securities lending Income                         --          71           24           2           --          --
Foreign tax withholding                         (144)         --           --          --           --          --
                                        ------------ ----------- ------------ ----------- ------------ -----------
   Total Income                                4,071      15,065       11,564       2,907        6,016       9,423
                                        ------------------------ ------------------------ ------------------------

EXPENSES:
Investment advisory fees                       2,037       1,252          929         267          662       1,057
Administrative fees                              355         401          295          80          206         331
Distribution services - Investment A Shares       18          84           24           9            1          43
Distribution services - Investment C Shares        1           4            6           2           --           8
Shareholder servicing - Investment C Shares       --           1            2           1           --           3
Fund accounting fees                             179          59           59          49           56          56
Custodian fees                                   192          11           22           8            7          10
Trustees' fees                                     1           2            1          --            1           1
Transfer agent fees                              115          39           30          14           22          19
Professional fees                                 16           4           21           4           17           6
Other fees                                        55          39           53          36           53          47
                                        ------------ ----------- ------------ ----------- ------------ -----------
     Total Expenses                            2,969       1,896        1,442         470        1,025       1,581
                                        ------------ ----------- ------------ ----------- ------------ -----------
     Less fees voluntarily reduced                (1)        (88)        (145)       (106)        (120)        (71)
                                        ------------ ----------- ------------ ----------- ------------ -----------
     Net Expenses                              2,968       1,808        1,297         364          905       1,510
                                        ------------ ----------- ------------ ----------- ------------ -----------
     Net Investment Income                     1,103      13,257       10,267       2,543        5,111       7,913
                                        ------------ ----------- ------------ ----------- ------------ -----------

REALIZED AND UNREALIZED GAINS/(LOSSES)
FROM INVESTMENTS, FUTURES AND
FOREIGN CURRENCY TRANSACTIONS:
Net realized gains/(losses) from
   investments, futures and foreign
   currency transactions                      33,138      (8,486)      (7,141)       (445)      (4,207)     (2,547)
Net change in unrealized appreciation
   from investments, futures and
   translation of assets and liabilities
   in foreign currencies                     (19,867)      4,164        4,349           4        1,962        (254)
                                        ------------ ----------- ------------ ----------- ------------ -----------
Net realized and unrealized gains/(losses)
   from investments, futures and foreign
   currency transactions                      13,271      (4,322)      (2,792)       (441)      (2,245)     (2,801)
                                        ------------ ----------- ------------ ----------- ------------ -----------
Change in net assets resulting
   from operations                          $ 14,374     $ 8,935      $ 7,475      $2,102      $ 2,866     $ 5,112
                                        ============ =========== ============ =========== ============ ===========


(See Notes which are in an integral part of the Financial Statements)
60


FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                            QUALITY GROWTH FUND      EQUITY INCOME FUND         CARDINAL FUND
                                          -----------------------  ----------------------- -----------------------
                                             YEAR        YEAR         YEAR        YEAR         YEAR       PERIOD
                                             ENDED       ENDED        ENDED       ENDED        ENDED       ENDED
                                            JULY 31,   JULY 31,      JULY 31,    JULY 31,     JULY 31,    JULY 31,
                                             2000       1999          2000        1999         2000        1999*
                                        ------------ ----------- ------------ ----------- ------------ -----------
INCREASE/(DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income/(loss)              $   (1,408)     $ (893)     $ 2,041    $  2,727       $ (352)    $  (127)
Net realized gain on investments
   and options contracts                     107,993      37,816        4,656       8,042       20,489      50,121
Net change in unrealized
   appreciation/depreciation on
   investments and options contracts          47,729     110,913      (18,711)      5,206       14,238      31,784
                                        ------------ ----------- ------------ ----------- ------------ -----------
   Change in net assets resulting
   from operations                           154,314     147,836      (12,014)     15,975       34,375      81,778
                                        ------------ ----------- ------------ ----------- ------------ -----------

DISTRIBUTIONS TO INSTITUTIONAL
SHAREHOLDERS:**
   From net investment income                     --          --       (1,836)     (2,541)          --          --
   In excess of net investment income             --          --           --          --           --         (14)
   From net realized gains on investment
   and options transactions                  (30,615)    (44,404)      (7,737)    (13,249)        (616)       (695)

DISTRIBUTIONS TO
INVESTMENT A SHAREHOLDERS:
   From net investment income                     --          --         (195)       (233)          --          --
   In excess of net investment income             --          --           --          --           --         (91)
   From net realized gains on investment
   and options transactions                   (6,684)     (7,704)      (1,054)     (1,262)     (44,601)     (8,141)

DISTRIBUTIONS TO
INVESTMENT C SHAREHOLDERS:***
   From net investment income                     --          --           (8)        (13)          --          --
   From net realized gains on investment
   and options transactions                     (516)       (747)         (69)       (108)        (157)         (2)
                                        ------------ ----------- ------------ ----------- ------------ -----------
   Change in net assets from
   shareholder distributions                 (37,815)    (52,855)     (10,899)    (17,406)     (45,374)     (8,943)
                                        ------------ ----------- ------------ ----------- ------------ -----------

FUND SHARE (PRINCIPAL)
TRANSACTIONS:
Proceeds from shares issued                  297,632     564,335        9,324     166,364       20,637     134,687
Dividends reinvested                          37,807      30,076        9,161      14,953       42,057       8,410
Cost of shares redeemed                     (125,476)   (507,326)     (52,335)   (161,032)     (66,734)   (222,802)
                                        ------------ ----------- ------------ ----------- ------------ -----------
   Change in net assets from
   fund share transactions                   209,963      87,085      (33,850)     20,285       (4,040)    (79,705)
                                        ------------ ----------- ------------ ----------- ------------ -----------
   Change in net assets                      326,462     182,066      (56,763)     18,854      (15,039)     (6,870)

NET ASSETS:
Beginning of period                          710,491     528,425      170,226     151,372      251,575     258,445
                                        ------------ ----------- ------------ ----------- ------------ -----------
End of period                             $1,036,953    $710,491     $113,463   $ 170,226     $236,536   $ 251,575
                                        ============ =========== ============ =========== ============ ===========
End of period                             $1,036,953    $710,491     $113,463   $ 170,226     $236,536   $ 251,575
                                        ============ =========== ============ =========== ============ ===========
Undistributed Net Investment Income               --          --     $     21   $      19           --          --
                                        ============ =========== ============ =========== ============ ===========


  *Reflects operations for the period October 1, 1998 through July 31, 1999. **Institutional Shares commenced operations on August 11, 1998.
***The Cardinal Fund Investment C Shares commenced operations on October 22,
   1998.

(See notes which are an integral part of the financial statements)
61


FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                                        TECHNOLOGY
                                  PINNACLE FUND            BALANCED FUND            MID CAP FUND           FUND
                            ------------------------ ------------------------ ------------------------ ------------
                                YEAR         YEAR        YEAR         YEAR        YEAR         YEAR       PERIOD
                                ENDED        ENDED       ENDED        ENDED       ENDED        ENDED       ENDED
                               JULY 31,     JULY 31,    JULY 31,     JULY 31,    JULY 31,    JULY 31,    JULY 31,
                                2000         1999        2000         1999        2000        1999         2000**
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
INCREASE/(DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income/(loss)    $  (432)     $  (272)    $ 3,661      $ 2,966     $  (717)     $  (673)     $  (73)
Net realized gain/(loss) on
   investments and options
   contracts                       (253)       1,798      31,057       19,297      35,466       16,933         442
Net change in unrealized
   appreciation/depreciation
   on investments and options
   contracts                      5,731        8,988       8,425        7,387      31,305          847      (2,950)
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
   Change in net assets
   resulting from operations      5,046       10,514      43,143       29,650      66,054       17,107      (2,581)
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------

DISTRIBUTIONS TO INSTITUTIONAL
SHAREHOLDERS:*
Shareholders:*
   From net investment income        --           --      (2,152)      (1,913)         --           --          --
   From net realized gains on
   investment transactions         (947)        (657)    (11,919)      (6,302)    (14,441)     (17,252)         --

DISTRIBUTIONS TO
INVESTMENT A SHAREHOLDERS:
   From net investment income        --           --      (1,040)        (825)         --           --          --
   From net realized gains on
   investment transactions         (762)        (267)     (6,709)      (3,196)     (2,005)      (2,814)         --

DISTRIBUTIONS TO
INVESTMENT C SHAREHOLDERS:
   From net investment income        --           --         (58)         (48)         --           --          --
   From net realized gains on
   investment transactions          (89)         (43)       (561)        (246)        (56)         (89)         --
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
   Change in net assets from
   shareholder distributions     (1,798)        (967)    (22,439)     (12,530)    (16,502)     (20,155)         --
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------

FUND SHARE (PRINCIPAL)
TRANSACTIONS:
Proceeds from shares issued      26,634      114,051      83,978      191,974      60,931      219,274      62,889
Dividends reinvested              1,779          857      22,136       12,293      16,496       20,149          --
Cost of shares redeemed         (44,241)     (42,394)    (68,324)    (173,366)    (67,676)    (234,224)       (455)
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
   Change in net assets from
   fund share transactions      (15,828)      72,514      37,790       30,901       9,751        5,199      62,434
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
   Change in net assets         (12,580)      82,061      58,494       48,021      59,303        2,151      59,853

NET ASSETS:
Beginning of period             118,532       36,471     225,994      177,973     220,747      218,596          --
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
End of period                  $105,952     $118,532    $284,488     $225,994    $280,050     $220,747     $59,853
                           ============ ============ =========== ============ =========== ============ ===========
Undistributed Net
   Investment Income                 --           --    $    989     $    541          --           --          --
                           ============ ============ =========== ============ =========== ============ ===========

  *Institutional Shares commenced operations on August 11, 1998.
 **Reflects the period of operations from June 5, 2000 through July 31, 2000.

(See notes which are an integral part of the financial statements)
62


FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                        INTERNATIONAL EQUITY FUND   BOND FUND FOR INCOME     QUALITY BOND FUND
                                          -----------------------  ----------------------- -----------------------
                                             YEAR        YEAR         YEAR        YEAR         YEAR        YEAR
                                             ENDED       ENDED        ENDED       ENDED        ENDED       ENDED
                                            JULY 31,   JULY 31,      JULY 31,    JULY 31,     JULY 31,    JULY 31,
                                             2000       1999          2000        1999         2000        1999
                                        ------------ ----------- ------------ ----------- ------------ -----------
INCREASE/(DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                        $ 1,103     $   853     $ 13,257   $  12,555     $ 10,267    $  6,096
Net realized gain/(loss) from investments,
   futures and foreign currency transactions  33,138      13,990       (8,486)        (69)      (7,141)       (455)
Net change in unrealized
   appreciation/depreciation on
   investments, futures and
    foreign currencies                       (19,867)     (6,932)       4,164      (7,273)       4,349      (4,537)
                                        ------------ ----------- ------------ ----------- ------------ -----------
   Change in net assets resulting from
   operations                                 14,374       7,911        8,935       5,213        7,475       1,104
                                        ------------ ----------- ------------ ----------- ------------ -----------

DISTRIBUTIONS TO INSTITUTIONAL
SHAREHOLDERS: *
   From net investment income                     --      (1,864)     (11,249)    (10,087)      (9,666)     (5,647)
   In excess of net investment income             --      (1,258)          --          --           --          --
   From net realized gains on
   investment, futures and foreign
   currency transactions                     (16,027)       (848)          --      (3,334)          --      (1,135)

DISTRIBUTIONS TO
INVESTMENT A SHAREHOLDERS:
   From net investment income                     --         (34)      (1,857)     (2,367)        (562)       (445)
   In excess of net investment income             --         (39)          --          --           --          --
   From net realized gains on
   investment, futures and foreign
   currency transactions                        (594)        (29)          --      (1,215)          --         (97)

DISTRIBUTIONS TO
INVESTMENT C SHAREHOLDERS:
   From net investment income                     --          (2)         (24)        (19)         (39)        (30)
   In excess of net investment income             --          (1)          --          --           --          --
   From net realized gains on
   investment, futures and foreign
   currency transactions                         (21)         (1)          --          (7)          --          (6)
                                        ------------ ----------- ------------ ----------- ------------ -----------
   Change in net assets from
   shareholder distributions                 (16,642)     (4,076)     (13,130)    (17,029)     (10,267)     (7,360)
                                        ------------ ----------- ------------ ----------- ------------ -----------

FUND SHARE (PRINCIPAL) TRANSACTIONS:
Proceeds from shares issued                   79,274     172,059       32,536     337,051      108,779     165,370
Dividends reinvested                          16,642       2,981        1,917       3,526        5,561       4,145
Cost of shares redeemed                      (55,532)   (164,019)     (51,568)   (277,775)     (44,649)   (127,278)
                                        ------------ ----------- ------------ ----------- ------------ -----------
   Change in net assets from
   fund share transactions                    40,384      11,021      (17,115)     62,802       69,691      42,237
                                        ------------ ----------- ------------ ----------- ------------ -----------
   Change in net assets                       38,116      14,856      (21,310)     50,986       66,899      35,981

NET ASSETS:
Beginning of period                          178,444     163,588      239,287     188,301      144,174     108,193
                                        ------------ ----------- ------------ ----------- ------------ -----------
End of period                               $216,560   $ 178,444     $217,977   $ 239,287     $211,073   $ 144,174
                                        ============ =========== ============ =========== ============ ===========
Undistributed Net Investment Income           $ (427)    $  (369)      $  178     $    51       $   18     $    18
                                        ============ =========== ============ =========== ============ ===========

* Institutional shares commenced operations on August 11, 1998.

(See notes which are an integral part of the financial statements)
63


FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                             U.S. GOVERNMENT
                                             SECURITIES FUND        MUNICIPAL BOND FUND    OHIO TAX FREE BOND FUND
                                          -----------------------  ----------------------- -----------------------
                                             YEAR        YEAR         YEAR        YEAR         YEAR        YEAR
                                             ENDED       ENDED        ENDED       ENDED        ENDED       ENDED
                                            JULY 31,   JULY 31,      JULY 31,    JULY 31,     JULY 31,    JULY 31,
                                             2000       1999          2000        1999         2000        1999
                                        ------------ ----------- ------------ ----------- ------------ -----------
INCREASE/(DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                       $  2,543    $  2,262      $ 5,111    $  4,550      $ 7,913    $  7,897
Net realized gain/(loss) from
   investments                                  (445)        242       (4,207)      1,741       (2,547)        443
Net change in unrealized
   appreciation/depreciation on investments        4      (1,188)       1,962      (4,244)        (254)     (4,924)
                                        ------------ ----------- ------------ ----------- ------------ -----------
   Change in net assets resulting from
   operations                                  2,102       1,316        2,866       2,047        5,112       3,416
                                        ------------ ----------- ------------ ----------- ------------ -----------

DISTRIBUTIONS TO INSTITUTIONAL
SHAREHOLDERS: *
   From net investment income                 (2,354)     (2,077)      (5,119)     (4,546)      (7,249)     (7,003)
   In excess of net investment income            (24)         (7)         (18)        (67)         (92)        (21)
   From net realized gains on
   investment transactions                        --          --       (1,058)     (2,095)        (277)     (1,047)

DISTRIBUTIONS TO
INVESTMENT A SHAREHOLDERS:
   From net investment income                   (178)       (249)          (8)        (14)        (652)       (867)
   In excess of net investment income             (2)         (1)          --          --           (8)         (3)
   From net realized gains on
   investment transactions                        --          --           (1)         (4)         (32)       (144)

DISTRIBUTIONS TO
INVESTMENT C SHAREHOLDERS:
   From net investment income                    (13)        (12)          --          --          (36)        (28)
   In excess of net investment income             --          --           --          --           (1)         --
   From net realized gains on
   investment transactions                        --          --           --          --           (2)         (4)
                                        ------------ ----------- ------------ ----------- ------------ -----------
   Change in net assets from
   shareholders distributions                 (2,571)     (2,346)      (6,204)     (6,726)      (8,349)     (9,117)
                                        ------------ ----------- ------------ ----------- ------------ -----------

FUND SHARE (PRINCIPAL) TRANSACTIONS:
Proceeds from shares issued                   18,352      53,369       46,540     131,991       22,163     217,745
Dividends reinvested                           1,315       1,128        1,082       2,119        1,114       2,194
Cost of shares redeemed                      (18,905)    (47,273)     (17,979)   (131,455)     (44,928)   (198,030)
                                        ------------ ----------- ------------ ----------- ------------ -----------
   Change in net assets from
   fund share transactions                       762       7,224       29,643       2,655      (21,651)     21,909
                                        ------------ ----------- ------------ ----------- ------------ -----------
   Change in net assets                          293       6,194       26,305      (2,024)     (24,888)     16,208

NET ASSETS:
Beginning of period                           47,862      41,668      115,309     117,333      205,758     189,550
                                        ------------ ----------- ------------ ----------- ------------ -----------
End of period                               $ 48,155    $ 47,862     $141,614   $ 115,309     $180,870   $ 205,758
                                        ============ =========== ============ =========== ============ ===========
Undistributed Net Investment Income               --          --           --   $      16           --   $       4
                                        ============ =========== ============ =========== ============ ===========

* Institutional Shares commenced operations on August 11, 1998.

(See notes which are an integral part of the financial statements)
64

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Fifth Third Funds, formerly known as the Fountain Square Funds (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At July 31, 2000 the Trust consisted of seventeen separate investment portfolios.

The accompanying financial statements relate only to the following Funds (individually the "Fund" and collectively the "Funds"):

PORTFOLIO NAME
----------------------------------------------------------------------------
Fifth Third Quality Growth Fund ("Quality Growth Fund")
Fifth Third Equity Income Fund ("Equity Income Fund")
Fifth Third Cardinal Fund ("Cardinal Fund")
Fifth Third Pinnacle Fund ("Pinnacle Fund")
Fifth Third Balanced Fund ("Balanced Fund")
Fifth Third Mid Cap Fund ("Mid Cap Fund")
Fifth Third Technology Fund ("Technology Fund") (June 5, 2000 inception date) Fifth Third International Equity Fund ("International Equity Fund")
Fifth Third Bond Fund For Income ("Bond Fund For Income")
Fifth Third Quality Bond Fund ("Quality Bond Fund")
Fifth Third U.S. Government Securities Fund ("Government Securities Fund") Fifth Third Municipal Bond Fund ("Municipal Bond Fund")
Fifth Third Ohio Tax Free Bond Fund ("Ohio Tax Free Fund")

The investment objective of each Fund is as follows:
FUND                                                 OBJECTIVE
--------------------------------------------------------------------------------
Quality Growth Fund                 To provide growth of capital.
Equity Income Fund                  To provide a high level of current income
                                        consistent with capital appreciation.
Cardinal Fund                       Long-term growth of capital and income.
Pinnacle Fund                       Long-term capital appreciation.
Balanced Fund                       To pursue capital appreciation and income.
Mid Cap Fund                        To provide growth of capital.
Technology Fund                     Long-term capital appreciation.
International Equity Fund           To seek long-term capital appreciation.
Bond Fund For Income                To provide a high level of current income.
Quality Bond Fund                   To achieve high current income.
U.S. Government Securities Fund     To provide a high level of current income.
Municipal Bond Fund                 To provide a high level of current income
                                        that is exempt from federal regular
                                        income taxes.
Ohio Tax Free Bond Fund             To provide a high level of current income
                                        that is exempt from federal regular
                                        income taxes and the personal income
                                        taxes imposed by the state of Ohio and
                                        Ohio Municipalities.

The Funds each issue three classes of shares: Institutional, Investment A Shares and Investment C Shares. The Investment A Shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of Investment C Shares made within one year of purchase are subject to contingent deferred sales charges in accordance with the Funds' prospectus. Each class of shares for each Fund has identical rights and privileges except with respect to Administrative Services fees paid by Investment C Shares, 12b-1 fees paid by Investment A Shares and Investment C Shares, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

A. SECURITIES VALUATIONS--Listed securities are valued at the last sales price on the principal exchange where such securities are traded. Listed securities for which last sales prices are not available are valued at the mean of the latest bid and asked price in the principal market where such securities are traded. Unlisted securities are valued at the latest bid price. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Investments in other open end investment companies are valued at net asset value. Investments for which there are no such quotations are valued at fair value as determined in good faith by the Adviser under the direction of the Board of Trustees.

B. REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's Advisor to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

C. SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

D. FOREIGN CURRENCY TRANSLATION--The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, including investments in securities, resulting from changes in the currency exchange rates.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

E. FORWARD CURRENCY CONTRACTS:--The International Equity Fund may enter into a forward currency contract ("forward"), which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When the forward is closed the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

F. FOREIGN CURRENCY COMMITMENTS--The International Equity Fund may enter into foreign currency commitments for the delayed delivery of securities of foreign currency exchange transactions. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

G. FUTURES CONTRACTS--The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized.

The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

H. OPTION CONTRACTS--The Funds may write or purchase option contracts with the exception of the Pinnacle Fund, the Municipal Bond Fund and the Ohio Tax Free Bond Fund. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Written options involve financial risk which may exceed amounts reflected in the accompanying financial statements.

The table below reflects the Cardinal Fund's activity in written options, all of which were for purposes of earning additional income during the period. No other Funds engaged in written option contracts during the year ended July 31, 2000.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------
OPTION ACTIVITIES FOR THE YEAR ENDED JULY 31, 2000:


                                            CARDINAL FUND
                              ------------------------------------------
                              NUMBER OF CONTRACTS        PREMIUMS ($000)
                              -------------------        ---------------
Balance at 7/31/99                     400                    $96
Options written                        940                    450
Options expired                    (1,190)                  (546)
Options exercised                      (0)                    (0)
Options terminated                   (150)                    (0)
                              -------------------        ---------------
Balance at 7/31/00                       0                     $0
                              ===================        ===============


I. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

J. DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income are declared and paid monthly for the Quality Growth Fund, the Equity Income Fund, the Bond Fund For Income, the Quality Bond Fund, the U.S. Government Securities Fund, the Municipal Bond Fund, and the Ohio Tax Free Bond Fund. Dividends from net investment income are declared and paid quarterly for the Cardinal Fund, the Mid Cap Fund, the Technology Fund, the Balanced Fund and the Pinnacle Fund. Dividends from net investment income are declared and paid annually for the International Equity Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, expiring capital loss carryforwards and deferrals of certain losses.

These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

K. LENDING PORTFOLIO SECURITIES--To generate additional income, the Funds may lend up to one-third of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest and dividends on securities lent while simultaneously seeking to earn interest on the investment of collateral.

When cash is received as collateral for securities loaned, the Funds may invest such cash in short-term U.S. Government Securities, Repurchase Agreements, or other short-term corporate securities. The cash or subsequent short-term investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. In addition, the short-term securities purchased with the cash collateral are included in the accompanying schedules of portfolio investments. Fixed

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

income securities received as collateral are not recorded as an asset or liability of the Fund because the Fund does not have effective control of such securities.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

L. FEDERAL TAXES--It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gain sufficient to relieve it from all, or substantially all, federal income taxes.

As of July 31, 2000, for federal income purposes, certain Funds have capital loss carryforwards available to offset future capital gains, if any. Capital and foreign currency losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following year for tax purposes. The following table details the amount of capital loss carryforwards, post-October losses, and foriegn currency losses (amounts in thousands).


                                                                                  POST-
                                              CAPITAL                            OCTOBER             FOREIGN
                                               LOSS         CARRYFORWARD         CAPITAL            CURRENCY
         FUND                                 AMOUNT           EXPIRES            LOSS               LOSSES
        ------                               --------       -------------       ---------           --------
   Pinnacle Fund                              $  253             2008                --                  --
   Bond Fund For Income                        2,098             2002             4,849                  --
                                               6,381             2003                --                  --
                                               3,223             2004                --                  --
                                               1,375             2005                --                  --
                                              10,029             2008                --                  --
   Quality Bond Fund                           4,764             2008             4,690                  --
   U.S. Government Securities Fund               959             2004               385                  --
                                                 236             2008                --                  --
   Municipal Bond Fund                         1,802             2008             2,403                  --
   Ohio Tax-Free Bond Fund                       737             2008             1,827                  --

For corporate shareholders the following percentage of the total ordinary income distributions paid during the fiscal year ended July 31, 2000 qualify for the the corporate dividends received deductions for the following funds:

                                                         PERCENTAGE
                                                         (UNAUDITED)
                                                         -----------
   Equity Income Fund                                       94.2%
   Balanced Fund                                            17.0%

During the fiscal year ended July 31, 2000 the Trust declared tax-exempt income distributions as follows (Amounts in thousands):


                                                   TAX-EXEMPT DISTRIBUTION
                                                         (UNAUDITED)
                                                   -----------------------
   Municipal Bond Fund                                     $5,111
   Ohio Tax-Free Bond Fund                                  7,916

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

Transactions in Fund shares were as follows:

                                            QUALITY GROWTH FUND      EQUITY INCOME FUND         CARDINAL FUND
                                         ------------------------  ----------------------- -----------------------
                                         YEAR ENDED   YEAR ENDED   YEAR ENDED  YEAR ENDED  YEAR ENDED  PERIOD ENDED
                                          JULY 31,     JULY 31,     JULY 31,    JULY 31,    JULY 31,    JULY 31,
                                            2000        1999          2000       1999        2000        1999**
                                        ------------ ----------- ------------ ----------- ------------ -----------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:*
   Shares issued                            $198,833   $ 530,496     $  6,382   $ 152,738     $ 10,429   $   3,789
   Dividends reinvested                       30,615      21,625        7,836      13,337          616         708
   Shares redeemed                           (95,560)    (58,830)     (42,728)    (20,956)     (15,038)    (29,006)
                                        ------------ ----------- ------------ ----------- ------------ -----------
   INSTITUTIONAL SHARES                     $133,888   $ 493,291     $(28,510)  $ 145,119     $ (3,993)  $ (24,509)
                                        ------------ ----------- ------------ ----------- ------------ -----------
INVESTMENT A SHARES:
   Shares issued                            $ 94,504   $  31,873     $  2,857   $  12,789       $9,766    $130,093
   Dividends reinvested                        6,675       7,704        1,249       1,495       41,284       7,700
   Shares redeemed                           (27,855)   (446,037)      (8,884)   (139,585)     (51,392)   (193,787)
                                        ------------ ----------- ------------ ----------- ------------ -----------
   INVESTMENT A SHARES                      $ 73,324   $(406,460)    $ (4,778)  $(125,301)     $  (342)  $ (55,994)
                                        ------------ ----------- ------------ ----------- ------------ -----------
INVESTMENT C SHARE:
   Shares issued                             $ 4,296      $1,966      $    85     $   837         $442        $805
   Dividends reinvested                          516         747           76         121          157           2
   Shares redeemed                            (2,061)     (2,459)        (723)       (491)        (304)         (9)
                                        ------------ ----------- ------------ ----------- ------------ -----------
   INVESTMENT C SHARES                       $ 2,751     $   254      $  (562)    $   467      $   295    $    798
                                        ------------ ----------- ------------ ----------- ------------ -----------
TOTAL NET INCREASE FROM CAPITAL
   TRANSACTIONS                             $209,963   $  87,085     $(33,850)  $  20,285     $ (4,040)  $ (79,705)
                                        ============ =========== ============ =========== ============ ===========


                                            QUALITY GROWTH FUND      EQUITY INCOME FUND         CARDINAL FUND
                                         ------------------------  ----------------------- -----------------------
                                         YEAR ENDED   YEAR ENDED   YEAR ENDED  YEAR ENDED  YEAR ENDED  PERIOD ENDED
                                          JULY 31,     JULY 31,     JULY 31,    JULY 31,    JULY 31,    JULY 31,
                                            2000        1999          2000       1999        2000        1999**
                                        ------------ ----------- ------------ ----------- ------------ -----------
CAPITAL TRANSACTIONS:
SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:*
   Shares issued                               8,590      26,627          486      10,265          598         206
   Dividends reinvested                        1,285       1,102          582         894           36          42
   Shares redeemed                            (3,807)     (2,746)      (3,281)     (1,383)        (831)     (1,611)
                                        ------------ ----------- ------------ ----------- ------------ -----------
   INSTITUTIONAL SHARES                        6,068      24,983       (2,213)      9,776         (197)     (1,363)
                                        ------------ ----------- ------------ ----------- ------------ -----------
INVESTMENT A SHARES:
   Shares issued                               3,783       1,478          214         849          515       6,747
   Dividends reinvested                          281         393           93         100        2,459         458
   Shares redeemed                            (1,105)    (22,519)        (675)     (9,395)      (2,779)    (10,296)
                                        ------------ ----------- ------------ ----------- ------------ -----------
   INVESTMENT A SHARES                         2,959     (20,648)        (368)     (8,446)         195      (3,091)
                                        ------------ ----------- ------------ ----------- ------------ -----------
INVESTMENT C SHARES:***
   Shares issued                                 175          93            6          56           25          44
   Dividends reinvested                           22          38            6           8            9          --
   Shares redeemed                               (84)       (122)         (55)        (33)         (16)         --
                                        ------------ ----------- ------------ ----------- ------------ -----------
   INVESTMENT C SHARES                           113           9          (43)         31           18          44
                                        ------------ ----------- ------------ ----------- ------------ -----------
TOTAL NET INCREASE FROM CAPITAL
   TRANSACTIONS                                9,140       4,344       (2,624)      1,361           16      (4,410)
                                        ============ =========== ============ =========== ============ ===========


  *Institutional Shares commenced operations on August 11, 1998.
 **Reflects period of operations from October 1, 1998 to July 31, 1999. ***Cardinal Fund Investment C shares commenced operations on October 22, 1998.


FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------
                                                                                                        TECHNOLOGY
                                 PINNACLE FUND            BALANCED FUND             MID CAP FUND           FUND
                           -------------------------  -----------------------  ----------------------- ------------
                            YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED  YEAR ENDED  PERIOD ENDED
                             JULY 31,     JULY 31,      JULY 31,     JULY 31,     JULY 31,    JULY 31,    JULY 31,
                              2000         1999          2000         1999         2000        1999        2000**
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:*
   Shares issued               $ 14,849     $ 62,101    $ 51,317    $ 149,852    $ 49,578    $ 206,711     $57,902
   Dividends reinvested             928          547      13,787        7,995      14,441       17,251          --
   Shares redeemed              (20,554)      (7,248)    (45,462)     (30,451)    (56,822)     (33,307)       (383)
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
   INSTITUTIONAL SHARES        $ (4,777)    $ 55,400    $ 19,642    $ 127,396    $  7,197    $ 190,655     $57,519
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
INVESTMENT A SHARES:
   Shares issued               $ 11,399     $ 45,895    $ 31,004    $  39,143    $ 11,112    $  12,360     $ 4,871
   Dividends reinvested             762          267       7,730        4,004       2,000        2,809          --
   Shares redeemed              (20,618)     (34,241)    (21,129)    (141,129)    (10,573)    (200,404)        (66)
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
   INVESTMENT A SHARES         $ (8,457)    $ 11,921    $ 17,605    $ (97,982)   $  2,539    $(185,235)    $ 4,805
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
INVESTMENT C SHARES:
   Shares issued               $    386     $  6,055    $  1,656    $   2,979    $    239    $     203     $   116
   Dividends reinvested              90           43         619          294          55           89          --
   Shares redeemed               (3,070)        (905)     (1,732)      (1,786)       (280)        (513)         (6)
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
   INVESTMENT C SHARES         $ (2,594)    $  5,193    $    543    $   1,487    $     14    $    (221)    $   110
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
TOTAL NET INCREASE FROM CAPITAL
   TRANSACTIONS                $(15,828)    $ 72,514    $ 37,790    $  30,901    $  9,750     $  5,199     $62,434
                           ============ ============ =========== ============ =========== ============ ===========


                                                                                                        TECHNOLOGY
                                 PINNACLE FUND            BALANCED FUND             MID CAP FUND           FUND
                           -------------------------  -----------------------  ----------------------- ------------
                            YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED  YEAR ENDED  PERIOD ENDED
                             JULY 31,     JULY 31,      JULY 31,     JULY 31,     JULY 31,    JULY 31,    JULY 31,
                              2000         1999          2000         1999         2000        1999        2000**
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:*
   Shares issued                    392        1,846       3,112       10,062       2,894       13,100       2,891
   Dividends reinvested              25           16         871          535         920        1,172          --
   Shares redeemed                 (537)        (201)     (2,748)      (1,944)     (3,325)      (2,177)        (18)
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
   INSTITUTIONAL SHARES            (120)       1,661       1,235        8,653         489       12,095       2,873
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
INVESTMENT A SHARES:
   Shares issued                    307        1,293       1,884        2,603         653          831         240
   Dividends reinvested              21            8         489          268         128          191          --
   Shares redeemed                 (544)      (1,057)     (1,285)      (9,486)       (647)     (12,693)         (3)
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
   INVESTMENT A SHARES             (216)         244       1,088       (6,615)        134      (11,671)        237
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
INVESTMENT C SHARES:
   Shares issued                     10          175         101          191          14           13           5
   Dividends reinvested               3            1          39           20           4            6          --
   Shares redeemed                  (82)         (25)       (105)        (115)        (16)         (34)         --
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
   INVESTMENT C SHARES              (69)         151          35           96           2          (15)          5
                           ------------ ------------ ----------- ------------ ----------- ------------ -----------
TOTAL NET INCREASE FROM CAPITAL
   TRANSACTIONS                    (405)       2,056       2,358        2,134         625          409       3,115
                           ============ ============ =========== ============ =========== ============ ===========


  *Institutional Shares commenced operations on August 11, 1998.
 **Reflects the period of operations from June 5, 2000 to July 31, 2000.
71


FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

                                        INTERNATIONAL EQUITY FUND   BOND FUND FOR INCOME      QUALITY BOND FUND
                                         ------------------------- ----------------------- -----------------------
                                         YEAR ENDED   YEAR ENDED   YEAR ENDED  YEAR ENDED  YEAR ENDED  PERIOD ENDED
                                          JULY 31,     JULY 31,     JULY 31,    JULY 31,    JULY 31,    JULY 31,
                                            2000        1999          2000       1999        2000        1999
                                        ------------ ----------- ------------ ----------- ------------ -----------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:*
   Shares issued                            $ 44,853   $ 164,328     $ 30,296   $ 231,142     $105,709   $ 160,131
   Dividends reinvested                       16,027       2,875          401         566        4,960       3,567
   Shares redeemed                           (22,628)    (12,727)     (35,105)    (24,242)     (40,687)    (23,886)
                                        ------------ ----------- ------------ ----------- ------------ -----------
   INSTITUTIONAL SHARES                     $ 38,252   $ 154,476     $ (4,408)  $ 207,466     $ 69,982   $ 139,812
                                        ------------ ----------- ------------ ----------- ------------ -----------
INVESTMENT A SHARES:
   Shares issued                            $ 34,282    $  7,642     $  2,120   $ 105,463      $ 2,950      $4,556
   Dividends reinvested                          594         102        1,490       2,934          562         542
   Shares redeemed                           (32,789)   (151,143)     (16,124)   (253,420)      (3,700)   (103,133)
                                        ------------ ----------- ------------ ----------- ------------ -----------
   INVESTMENT A SHARES                      $  2,087   $(143,399)    $(12,514)  $(145,023)      $ (188)  $ (98,035)
                                        ------------ ----------- ------------ ----------- ------------ -----------
INVESTMENT C SHARES:
   Shares issued                             $   139     $    89      $   121     $   446       $  121     $   683
   Dividends reinvested                           20           4           24          26           39          36
   Shares redeemed                              (114)       (149)        (338)       (113)        (263)       (259)
                                        ------------ ----------- ------------ ----------- ------------ -----------
   INVESTMENT C SHARES                       $    45     $   (56)     $  (193)    $   359       $ (103)    $   460
                                        ------------ ----------- ------------ ----------- ------------ -----------
TOTAL NET INCREASE FROM CAPITAL
   TRANSACTIONS                             $ 40,384   $  11,021     $(17,115)  $  62,802     $ 69,691   $  42,237
                                        ============ =========== ============ =========== ============ ===========


                                        INTERNATIONAL EQUITY FUND   BOND FUND FOR INCOME      QUALITY BOND FUND
                                         ------------------------- ----------------------- -----------------------
                                         YEAR ENDED   YEAR ENDED   YEAR ENDED  YEAR ENDED  YEAR ENDED  PERIOD ENDED
                                          JULY 31,     JULY 31,     JULY 31,    JULY 31,    JULY 31,    JULY 31,
                                            2000        1999          2000       1999        2000        1999
                                        ------------ ----------- ------------ ----------- ------------ -----------
SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:*
   Shares issued                               3,425      14,269        2,627      18,894       11,182      16,059
   Dividends reinvested                        1,243         242           35          47          530         359
   Shares redeemed                            (1,725)     (1,047)      (3,053)     (1,995)      (4,329)     (2,390)
                                        ------------ ----------- ------------ ----------- ------------ -----------
   INSTITUTIONAL SHARES                        2,943      13,464         (391)     16,946        7,383      14,028
                                        ------------ ----------- ------------ ----------- ------------ -----------
INVESTMENT A SHARES:
   Shares issued                               2,601         652          183       8,482          315         456
   Dividends reinvested                           46           8          130         242           60          55
   Shares redeemed                            (2,480)    (13,205)      (1,398)    (20,692)        (395)    (10,306)
                                        ------------ ----------- ------------ ----------- ------------ -----------
   INVESTMENT A SHARES                           167     (12,545)      (1,085)    (11,968)         (20)     (9,795)
                                        ------------ ----------- ------------ ----------- ------------ -----------
INVESTMENT C SHARES:
   Shares issued                                  10           8           10          36           12          68
   Dividends reinvested                            2          --            2           2            4           3
   Shares redeemed                                (9)        (13)         (29)         (9)         (28)        (26)
                                        ------------ ----------- ------------ ----------- ------------ -----------
   INVESTMENT C SHARES                             3          (5)         (17)         29          (12)         45
                                        ------------ ----------- ------------ ----------- ------------ -----------
TOTAL NET INCREASE FROM CAPITAL
   TRANSACTIONS                                3,113         914       (1,493)      5,007        7,351       4,278
                                        ============ =========== ============ =========== ============ ===========

  *Institutional Shares commenced operations on August 11, 1998, except for the International Equity Fund which commenced operations on October 9, 1998.



FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

                                             U.S. GOVERNMENT
                                             SECURITIES FUND         MUNICIPAL BOND FUND   OHIO TAX FREE BOND FUND
                                         ------------------------- ----------------------- -----------------------
                                         YEAR ENDED   YEAR ENDED   YEAR ENDED  YEAR ENDED  YEAR ENDED  PERIOD ENDED
                                          JULY 31,     JULY 31,     JULY 31,    JULY 31,    JULY 31,    JULY 31,
                                            2000        1999          2000       1999        2000        1999
                                        ------------ ----------- ------------ ----------- ------------ -----------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:*
   Shares issued                            $ 17,564    $ 50,088     $ 46,452   $ 130,817     $ 19,868   $ 208,365
   Dividends reinvested                        1,121         866        1,073       2,102          382       1,148
   Shares redeemed                           (15,364)     (7,602)     (17,709)    (12,961)     (33,568)    (21,233)
                                        ------------ ----------- ------------ ----------- ------------ -----------
   INSTITUTIONAL SHARES                     $  3,321    $ 43,352     $ 29,816   $ 119,958     $(13,318)  $ 188,280
                                        ------------ ----------- ------------ ----------- ------------ -----------
INVESTMENT A SHARES:
   Shares issued                             $   740    $  2,738      $    88    $  1,174     $  1,929    $  8,720
   Dividends reinvested                          181         250           10          17          692       1,013
   Shares redeemed                            (3,250)    (39,440)        (271)   (118,494)     (10,895)   (176,628)
                                        ------------ ----------- ------------ ----------- ------------ -----------
   INVESTMENT A SHARES                      $ (2,329)   $(36,452)     $  (173)  $(117,303)    $ (8,274)  $(166,895)
                                        ------------ ----------- ------------ ----------- ------------ -----------
INVESTMENT C SHARES:
   Shares issued                             $    50     $   543       $   --      $   --      $   367     $   660
   Dividends reinvested                           12          12           --          --           39          33
   Shares redeemed                              (292)       (231)          --          --         (465)       (169)
                                        ------------ ----------- ------------ ----------- ------------ -----------
   INVESTMENT C SHARES                       $  (230)    $   324       $   --      $   --      $   (59)    $   524
                                        ------------ ----------- ------------ ----------- ------------ -----------
TOTAL NET INCREASE FROM CAPITAL
   TRANSACTIONS                              $   762    $  7,224     $ 29,643    $  2,655     $(21,651)  $  21,909
                                        ============ =========== ============ =========== ============ ===========


                                             U.S. GOVERNMENT
                                             SECURITIES FUND         MUNICIPAL BOND FUND   OHIO TAX FREE BOND FUND
                                         ------------------------- ----------------------- -----------------------
                                         YEAR ENDED   YEAR ENDED   YEAR ENDED  YEAR ENDED  YEAR ENDED  PERIOD ENDED
                                          JULY 31,     JULY 31,     JULY 31,    JULY 31,    JULY 31,    JULY 31,
                                            2000        1999          2000       1999        2000        1999
                                        ------------ ----------- ------------ ----------- ------------ -----------
SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:*
   Shares issued                               1,837       5,065        4,061      10,657        2,041      20,180
   Dividends reinvested                          118          88           94         172           39         111
   Shares redeemed                            (1,609)       (770)      (1,559)     (1,066)      (3,444)     (2,062)
                                        ------------ ----------- ------------ ----------- ------------ -----------
   INSTITUTIONAL SHARES                          346       4,383        2,596       9,763       (1,364)     18,229
                                        ------------ ----------- ------------ ----------- ------------ -----------
INVESTMENT A SHARES:
   Shares issued                                  77         275            8          96          197         840
   Dividends reinvested                           19          25            1           1           71          98
   Shares redeemed                              (339)     (3,992)         (23)     (9,650)      (1,124)    (17,114)
                                        ------------ ----------- ------------ ----------- ------------ -----------
   INVESTMENT A SHARES                          (243)     (3,692)         (14)     (9,553)        (856)    (16,176)
                                        ------------ ----------- ------------ ----------- ------------ -----------
INVESTMENT C SHARES:
   Shares issued                                   5          56           --          --           37          64
   Dividends reinvested                            1           1           --          --            4           3
   Shares redeemed                               (30)        (24)          --          --          (48)        (17)
                                        ------------ ----------- ------------ ----------- ------------ -----------
   INVESTMENT C SHARES                           (24)         33           --          --           (7)         50
                                        ------------ ----------- ------------ ----------- ------------ -----------
TOTAL NET INCREASE FROM CAPITAL
   TRANSACTIONS                                   79         724        2,582         210       (2,227)      2,103
                                        ============ =========== ============ =========== ============ ===========


  *Institutional Shares commenced operations on August 11, 1998.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Fifth Third Bank, the Trust's investment Advisor (the "Advisor"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets.

Morgan Stanley Asset Management, Inc. is the International Equity Fund's Sub-Advisor (the "Sub-Advisor"). The Advisor compensates the Sub-Advisor at a rate based on the International Equity Fund's average daily net assets.

ADMINISTRATIVE FEE--BISYS Fund Services ("BISYS") serves as the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Funds with certain administrative personnel and services necessary to operate the Funds. Under the terms of the administration agreement, BISYS' fees are computed as a percentage of the daily average net assets of the Trust for the period. Administration fees are computed at 0.20% of first $1 billion of net assets of the Trust, 0.18% of net assets of the Trust between $1 billion and $2 billion, and 0.17% of more than $2 billion of net assets of the Trust. Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of the Funds including providing certain administrative personnel and services necessary to operate the Funds, for which it receives a fee from BISYS computed as a percentage of the daily net assets of each Fund.

DISTRIBUTION SERVICES FEE--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Effective December 1, 1995, BISYS serves as the Trust's principal distributor. Under the terms of the Plan, the Funds will compensate the principal distributor from the net assets of the Funds' Investment A Shares and Investment C shares to finance activities intended to result in the sales of each Funds' shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the Investment A Shares and up to 0.75% of the average daily net assets of the Investment C shares, annually, to compensate the distributor. The distributor may voluntarily choose to waive all or a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE SERVICES FEE--Effective April 23, 1996, the Trust entered into an Administrative Services Agreement with Fifth Third Bank with respect to Investment C Shares. Under the Plan, the Funds may make payments up to 0.25% of the average daily net asset value of Investment C Shares in exchange for certain administrative services for shareholders and for the maintenance of shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT, ACCOUNTING AND CUSTODY FEES--Fifth Third Bank serves as transfer and dividend disbursing agent for the Funds for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank also maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses. Fifth Third Bank began maintaining the accounting records for the International Equity Fund on June 26, 2000. Prior to June 26, 2000, BISYS Fund Services provided accounting services for the International Equity Fund for a fee based on a percentage of the Fund's average net assets for the period.

Fifth Third Bank is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

Certain officers and Trustees of the Trust are officers and Trustees of the above companies, but are not paid any fees directly by the Trust for serving as officers and Trustees of the Trust.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

The following table details various agreements with affiliates.

                                QUALITY     EQUITY
                                 GROWTH     INCOME     CARDINAL    PINNACLE   BALANCED     MID CAP    TECHNOLOGY
                                  FUND       FUND        FUND        FUND       FUND        FUND         FUND
                                 -------    -------     -------     -------    -------     -------      -------
(AMOUNTS IN THOUSANDS)
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee
     Reductions (percentage
     of average net assets)       0.80%       0.80%       0.60%      0.80%       0.80%       0.80%        1.00%
Voluntary fee reductions             $0          $0         $12         $0          $0          $0           $0
ADMINISTRATIVE FEES:
Voluntary fee reductions           $252         $81        $210         $0        $151        $126           $0
DISTRIBUTION SERVICES FEES:
Annual fee before voluntary fee
     Reductions (percentage
     of average net assets)
        Investment A Shares       0.25%       0.25%       0.25%      0.25%       0.25%       0.25%        0.25%
        Investment C Shares       0.75%       0.75%       0.75%      0.75%       0.75%       0.75%        0.75%
Voluntary fee reductions -
     Investment A Shares             $0          $0          $0         $0          $0          $0           $0
Voluntary fee reductions -
     Investment C Shares            $30          $2          $2        $14         $18          $2           $0
ADMINISTRATIVE SERVICES FEES:
Annual fee before voluntary fee
     Reductions (percentage
     of average net assets)
        Investment C Shares       0.25%       0.25%       0.25%      0.25%       0.25%       0.25%        0.25%
MISCELLANEOUS FEES:
Fees reimbursed by investment
     advisor                         $0          $0          $0         $0          $0          $0           $0



FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2000

--------------------------------------------------------------------------------

                                                                                                           OHIO
                                   INTERNATIONAL     BOND        QUALITY     GOVERNMENT     MUNICIPAL    TAX FREE
                                      EQUITY       FUND FOR       BOND       SECURITIES       BOND         BOND
                                       FUND          FUND         FUND          FUND          FUND         FUND
                                      -------       -------      -------       -------       -------      -------
(AMOUNTS IN THOUSANDS)
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee
     Reductions (percentage of
     average net assets)               1.00%         0.55%        0.55%         0.55%         0.55%        0.55%
Voluntary fee reductions                  $0            $0           $0           $56            $0           $0
ADMINISTRATIVE FEES:
Voluntary fee reductions                  $0           $87         $143           $49          $120          $68
DISTRIBUTION SERVICES FEES:
Annual fee before voluntary fee
     Reductions (percentage of
        average net assets)
        Investment A Shares            0.25%         0.25%        0.25%         0.25%         0.25%        0.25%
        Investment C Shares            0.75%         0.75%        0.75%         0.75%         0.75%        0.75%
Voluntary fee reductions -
     Investment A Shares                  $0            $0           $0            $0            $0           $0
Voluntary fee reductions -
     Investment C Shares                  $1            $1           $2            $1            $0           $3
ADMINISTRATIVE SERVICES FEES:
Annual fee before voluntary fee
     Reductions (percentage of
        average net assets)
        Investment C Shares            0.25%         0.25%        0.25%         0.25%         0.25%        0.25%
MISCELLANEOUS FEES:
Fees reimbursed by investment
     advisor                              $0            $0           $0            $0            $0           $0


(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended July 31, 2000, were as follows (Amounts in thousands):


                    QUALITY        EQUITY                                                   MID
                     GROWTH        INCOME       CARDINAL      PINNACLE      BALANCED        CAP       TECHNOLOGY
                      FUND          FUND          FUND           FUND         FUND         FUND          FUND
                     -------       -------       -------       -------       -------      -------       -------

Purchases           $368,727      $48,669        $5,133       $60,999      $307,404      $100,441       $67,017
Sales                180,342       92,443        57,150        74,115       293,425       117,498         6,055



                                                                              U.S.          OHIO
                  INTERNATIONAL   BOND FUND      QUALITY     GOVERNMENT     MUNICIPAL    TAX FREE
                     EQUITY          FOR          BOND       SECURITIES       BOND         BOND
                      FUND         INCOME         FUND          FUND          FUND         FUND
                     -------       -------       -------       -------       -------      -------

Purchases           $165,796     $376,983      $619,357       $23,431      $127,314       $45,867
Sales                157,575      386,335       556,706        20,797        90,722        57,802


FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2000

(6) CONCENTRATION OF CREDIT RISK
--------------------------------------------------------------------------------

The Ohio Tax Free Bond Fund invests a substantial proportion of its assets in debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities. The Fund is more susceptible to factors adversely affecting issuers of Ohio municipal securities than a fund that is not concentrated in these issuers to the same extent.

The International Equity Fund invests in equity and fixed income securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility or portfolio securities and currency holdings. The International Equity Fund has a relatively large concentration of securities invested in companies domiciled in Great Britain and Japan. The Fund may be more susceptible to the political, social and economic events adversely affecting the Great Britain and Japanese companies than funds not so concentrated.

(7) CONVERSION OF COMMON TRUST FUNDS:

On April 9, 2000, the net assets of certain common trust funds acquired by the Advisor were exchanged in a tax-free conversion for shares of the corresponding Fifth Third Funds. The transactions were accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares issued, net assets converted, net asset value per share issued and unrealized appreciation and depreciation of assets acquired as of the conversion date (amounts in thousands except per share amounts):


                                                                                   NET ASSET         ISSUED
                                                                                   VALUE PER       UNREALIZED
                                                       SHARES      NET ASSETS        SHARE        APPRECIATION
                                                       ISSUED       CONVERTED       ISSUED       (DEPRECIATION)
                                                       -------     -----------      -------      ---------------
   Quality Bond Fund Institutional Class               4,147        $39,117             $9.43         $(540)
   Municipal Bond Fund Institutional Class             2,619        $29,906            $11.42         $(221)
   Quality Growth Fund Institutional Class             1,543        $42,348            $27.44       $19,063


FIFTH THIRD FUNDS QUALITY GROWTH FUND -
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                   YEAR       PERIOD
                                                   ENDED       ENDED
                                                JULY 31,    JULY 31,
                                                   2000        1999*
                                               --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD            $ 23.37     $ 19.45
                                               --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                            (0.02)      (0.02)
   Net realized and unrealized gains
     from investments                              4.06        5.89
                                               --------    --------
   Total from Investment Operations                4.04        5.87
                                               --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --          --
   Net realized gain on investments               (1.17)      (1.95)
                                               --------    --------
   Total Distributions                            (1.17)      (1.95)
                                               --------    --------
NET ASSET VALUE, END OF PERIOD                  $ 26.24     $ 23.37
                                               ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)              17.82%      32.08%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                    1.00%       1.00%(b)
   Net investment loss                            (0.10%)     (0.10%)(b)
   Expense waiver/reimbursement (c)                0.03%       0.05%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)          $814,820    $583,753
   Portfolio turnover (d)                            21%         34%



                                                                     YEAR ENDED JULY 31,
                                                  --------------------------------------------------------
                                                    2000        1999        1998        1997       1996
                                                  --------    --------    --------   --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD               $ 23.31     $ 20.26     $ 19.23    $ 13.16     $ 11.79
                                                  --------    --------    --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                      (0.07)      (0.06)       0.03       0.08        0.12
   Net realized and unrealized gains/
      (losses) from investments                       4.05        5.06        2.49       6.75        1.37
                                                  --------    --------    --------   --------    --------
   Total from Investment Operations                   3.98        5.00        2.52       6.83        1.49
                                                  --------    --------    --------   --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                --          --       (0.03)     (0.09)      (0.12)
   Net realized gain on investments                  (1.17)      (1.95)      (1.46)     (0.67)         --
                                                  --------    --------    --------   --------    --------
   Total Distributions                               (1.17)      (1.95)      (1.49)     (0.76)      (0.12)
                                                  --------    --------    --------   --------    --------
NET ASSET VALUE, END OF PERIOD                     $ 26.12     $ 23.31     $ 20.26    $ 19.23     $ 13.16
                                                  ========    ========    ========   ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                 17.60%      26.48%      14.12%     54.02%      12.69%
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                       1.25%       1.21%       1.00%      1.00%       0.99%
   Net investment income/(loss)                      (0.35%)     (0.29%)      0.10%      0.45%       0.98%
   Expense waiver/reimbursement (c)                   0.03%       0.08%       0.37%      0.36%       0.03%
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)             $208,342    $116,963    $520,068   $399,683    $134,469
   Portfolio turnover (d)                               21%         34%         45%        37%         37%


(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS QUALITY GROWTH FUND -
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------


                                                                     YEAR ENDED JULY 31,
                                                  ---------------------------------------------------------
                                                    2000        1999        1998        1997      1996**
                                                  --------    --------    --------    --------   --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD               $ 22.97     $ 20.10     $ 19.18    $ 13.16     $ 13.37
                                                  --------    --------    --------    --------   --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                               (0.19)      (0.18)      (0.07)     (0.03)         --
   Net realized and unrealized gains/
     (losses) from investments                        3.98        5.00        2.45       6.72       (0.21)
                                                  --------    --------    --------    --------   --------
   Total from Investment Operations                   3.79        4.82        2.38       6.69       (0.21)
                                                  --------    --------    --------    --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                --          --          --         --          --
   Net realized gain on investments                  (1.17)      (1.95)      (1.46)     (0.67)         --
                                                  --------    --------    --------    --------   --------
   Total Distributions                               (1.17)      (1.95)      (1.46)     (0.67)       0.00
                                                  --------    --------    --------    --------   --------
NET ASSET VALUE, END OF PERIOD                     $ 25.59     $ 22.97     $ 20.10    $ 19.18     $ 13.16
                                                  ========    ========    ========   ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                 17.01%      25.76%      13.41%     52.79%      (1.57%)(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                       2.00%       1.80%       1.63%      1.75%       1.77%(b)
   Net investment loss                               (0.85%)     (0.89%)     (0.54%)    (0.32%)      0.26%(b)
   Expense waiver/reimbursement (c)                   0.28%       0.30%       0.39%      0.26%       0.06%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)             $ 13,791     $ 9,775     $ 8,357    $ 3,146     $   420
   Portfolio turnover (d)                               21%         34%         45%        37%         37%


  * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
 ** Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS EQUITY INCOME FUND -
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                      YEAR       PERIOD
                                                      ENDED       ENDED
                                                   JULY 31,    JULY 31,
                                                      2000        1999*
                                                  --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD               $ 15.19     $ 14.79
                                                  --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.21        0.25
   Net realized and unrealized gains/
     (losses) from investments                       (1.11)       1.86
                                                  --------    --------
   Total from Investment Operations                  (0.90)       2.11
                                                  --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             (0.21)      (0.26)
   In excess of net investment income                   --          --
   Net realized gain on investments                  (0.86)      (1.45)
                                                  --------    --------
   Total Distributions                               (1.07)      (1.71)
                                                  --------    --------
NET ASSET VALUE, END OF PERIOD                     $ 13.22     $ 15.19
                                                  ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                 (5.96%)     14.63%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                       1.02%       1.07%(b)
   Net investment income                              1.54%       1.63%(b)
   Expense waiver/reimbursement (c)                   0.06%       0.05%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)             $100,007    $148,525
   Portfolio turnover (d)                               37%         69%



                                                                YEAR ENDED JULY 31,
                                                  --------------------------------------------
                                                    2000        1999        1998       1997**
                                                  --------    --------    --------   --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD               $ 15.18     $ 15.38     $ 14.44    $ 12.00
                                                  --------    --------    --------   --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.17        0.29        0.26       0.15
   Net realized and unrealized gains/
      (losses) from investments                      (1.10)       1.19        2.43       2.43
                                                  --------    --------    --------   --------
   Total from Investment Operations                  (0.93)       1.48        2.69       2.58
                                                  --------    --------    --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             (0.17)      (0.23)      (0.27)     (0.14)
   Net realized gain on investments                  (0.86)      (1.45)      (1.48)        --
                                                  --------    --------    --------   --------
   Total Distributions                               (1.03)      (1.68)      (1.75)     (0.14)
                                                  --------    --------    --------   --------
NET ASSET VALUE, END OF PERIOD                     $ 13.22     $ 15.18     $ 15.38    $ 14.44
                                                  ========    ========    ========   ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                 (6.16%)      9.90%      19.57%     21.64%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                       1.27%       1.27%       1.01%      1.06%(b)
   Net investment income                              1.29%       1.58%       1.73%      2.32%(b)
   Expense waiver/reimbursement (c)                   0.06%       0.10%       0.43%      0.42%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)             $ 12,777    $ 20,268    $150,404   $120,324
   Portfolio turnover (d)                               37%         69%         41%        28%



(See notes which are an integral part of the financial statements)


FIFTH THIRD FUNDS EQUITY INCOME FUND -
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                YEAR ENDED JULY 31,
                                                  --------------------------------------------
                                                    2000        1999        1998       1997**
                                                  --------    --------    --------   --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD               $ 15.19     $ 15.39     $ 14.45    $ 12.00
                                                  --------    --------    --------   --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.10        0.14        0.17       0.10
   Net realized and unrealized gains/
     (losses) from investments                       (1.10)       1.26        2.41       2.45
                                                  --------    --------    --------   --------
   Total from Investment Operations                  (1.00)       1.40        2.58       2.55
                                                  --------    --------    --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             (0.10)      (0.15)      (0.16)     (0.10)
   Net realized gain on investments                  (0.86)      (1.45)      (1.48)        --
                                                  --------    --------    --------   --------
   Total Distributions                               (0.96)      (1.60)      (1.64)     (0.10)
                                                  --------    --------    --------   --------
NET ASSET VALUE, END OF PERIOD                     $ 13.23     $ 15.19     $ 15.39    $ 14.45
                                                  ========    ========    ========   ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                 (6.65%)      9.34%      18.72%     21.30%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                       1.77%       1.83%       1.57%      1.81%(b)
   Net investment income                              0.80%       0.88%       1.21%      1.56%(b)
   Expense waiver/reimbursement (c)                   0.31%       0.30%       0.52%      0.26%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)              $   679     $ 1,433     $   968    $    92
   Portfolio turnover (d)                               37%         69%         41%        28%



 * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
** Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.
(a)Not annualized.
(b)Annualized.
(c)This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS CARDINAL FUND**** -
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------


                                                     YEAR      PERIOD       YEAR       PERIOD
                                                    ENDED       ENDED       ENDED       ENDED
                                                  JULY 31,    JULY 31,    SEPT. 30,   SEPT. 30,
                                                     2000        1999*       1998       1997**
                                                  --------    --------    --------   --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD               $ 19.51     $ 14.86     $ 16.64    $ 12.92
                                                  --------    --------    --------   --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.03        0.04        0.15       0.12
   Net realized and unrealized gains
      from investments                                2.61        5.17        0.28       3.70
                                                  --------    --------    --------   --------
   Total from Investment Operations                   2.64        5.21        0.43       3.82
                                                  --------    --------    --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                --       (0.01)      (0.15)     (0.10)
   In excess of net investment income                   --          --       (0.05)        --
   Net realized gain on investments                  (3.74)      (0.55)      (2.01)        --
                                                  --------    --------    --------   --------
   Total Distributions                               (3.74)      (0.56)      (2.21)     (0.10)
                                                  --------    --------    --------   --------
NET ASSET VALUE, END OF PERIOD                     $ 18.41     $ 19.51     $ 14.86    $ 16.64
                                                  ========    ========    ========   ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                 15.20%      35.61%(a)    2.60%     29.77%
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                       0.81%       0.82%(b)    0.84%      1.00%
   Net investment income                              0.13%       0.16%(b)    0.85%      1.04%
   Expense waiver/reimbursement (c)                   0.09%       0.07%(b)    0.09%      0.00%
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)              $ 2,924     $ 6,946    $ 25,542   $ 26,881
   Portfolio turnover (d)                                2%         15%         15%      0.13%




                                                    YEAR       PERIOD
                                                    ENDED       ENDED              YEAR ENDED SEPTEMBER 30,
                                                  JULY 31,    JULY 31,    --------------------------------------------
                                                     2000       1999*       1998       1997         1996       1995
                                                  --------    --------    --------   --------    --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD               $ 19.38     $ 14.87     $ 16.65    $ 13.13     $ 13.23     $ 12.73
                                                  --------    --------    --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                      (0.03)      (0.01)       0.14       0.14        0.25        0.36
   Net realized and unrealized gains
      from investments                                2.59        5.08        0.27       4.64        1.95        1.32
                                                  --------    --------    --------   --------    --------    --------
   Total from Investment Operations                   2.56        5.07        0.41       4.78        2.20        1.68
                                                  --------    --------    --------   --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                --       (0.01)      (0.14)     (0.13)      (0.26)      (0.35)
   In excess of net investment income                   --          --       (0.04)        --          --          --
   Net realized gain on investments                  (3.74)      (0.55)      (2.01)     (1.13)      (2.04)      (0.83)
                                                  --------    --------    --------   --------    --------    --------
   Total Distributions                               (3.74)      (0.56)      (2.19)     (1.26)      (2.30)      (1.18)
                                                  --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                     $ 18.20     $ 19.38     $ 14.87    $ 16.65     $ 13.13     $ 13.23
                                                  ========    ========    ========   ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                 14.84%      34.60%(a)    2.50%     39.17%      17.96%      14.84%
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                       1.06%       1.04%(b)    0.92%      1.06%       0.75%       0.70%
   Net investment income/(loss)                      (0.15%)     (0.07%)(b)   0.76%      0.97%       1.90%       2.89%
   Expense waiver/reimbursement (c)                   0.09%       0.07%(b)    0.09%      0.06%       0.10%       0.00%
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)             $232,502    $243,790    $232,903   $267,908    $229,042    $226,181
   Portfolio turnover (d)                                2%         15%         15%        13%         58%         20%



(See notes which are an integral part of the financial statements)
82

FIFTH THIRD FUNDS CARDINAL FUND**** -
FINANCIAL HIGHLIGHTS (CONTINUED) (FOR A
SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                      YEAR       PERIOD
                                                      ENDED       ENDED
                                                   JULY 31,    JULY 31,
                                                     2000       1999***
                                                  --------    --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD              $  19.22    $  15.63
                                                  --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                      (0.10)      (0.05)
   Net realized and unrealized gains
     from investments                                 2.53        4.19
                                                  --------    --------
   Total from Investment Operations                   2.43        4.14
                                                  --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                --          --
   Net realized gain on investments                  (3.74)      (0.55)
                                                  --------    --------
   Total Distributions                               (3.74)      (0.55)
                                                  --------    --------
NET ASSET VALUE, END OF PERIOD                    $  17.91    $  19.22
                                                  ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                 14.22%      26.99%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                       1.55%       1.65%(b)
   Net investment income/(loss)                      (0.64%)     (0.66%)(b)
   Expense waiver/reimbursement (c)                   0.34%       0.24%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)             $  1,110     $   839
   Portfolio turnover (d)                                2%         15%


    * Reflects operations for the period from October 1, 1998 through July 31, 1999.
   ** Reflects operations for the period from January 2, 1997 (date of commencement of operations) to September 30, 1997.
  *** Reflects operations for the period from October 22, 1998 (date of commencement of operations) to July 31, 1999.
 **** Information prior to September 21, 1998 is for the Cardinal Fund, the predecessor fund of the Fifth Third Cardinal Fund.
  (a) Not annualized.
  (b) Annualized.
  (c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
  (d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS PINNACLE FUND* -
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                      YEAR       PERIOD
                                                      ENDED       ENDED
                                                   JULY 31,    JULY 31,
                                                      2000       1999**
                                                  --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD               $ 37.28     $ 31.26
                                                  --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                               (0.09)      (0.06)
   Net realized and unrealized gains
      from investments                                1.59        6.71
                                                  --------    --------
   Total from Investment Operations                   1.50        6.65
                                                  --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --          --
   Net realized gain on investments                  (0.55)      (0.63)
                                                  --------    --------
   Total Distributions                               (0.55)      (0.63)
                                                  --------    --------
NET ASSET VALUE, END OF PERIOD                     $ 38.23     $ 37.28
                                                  ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                  4.07%      21.53%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                       1.07%       1.21%(b)
   Net investment loss                               (0.23%)     (0.24%)(b)
   Expense waiver/reimbursement (c)                   0.00%       0.01%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)             $ 58,939    $ 61,943
   Portfolio turnover (d)                               53%         51%



                                                    YEAR        YEAR       PERIOD       YEAR       YEAR        YEAR
                                                    ENDED       ENDED       ENDED       ENDED      ENDED       ENDED
                                                  JULY 31,    JULY 31,    JULY 31,    DEC. 31,   DEC. 31,    DEC. 31,
                                                    2000        1999       1998***      1997       1996        1995
                                                  --------    --------    --------   --------    --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD               $ 37.20     $ 32.35     $ 27.71    $ 23.96     $ 22.47     $ 18.83
                                                  --------    --------    --------   --------    --------    --------
Income from Investment Operations:
   Net investment income/(loss)                      (0.21)      (0.09)      (0.02)      0.13        0.05        0.11
   Net realized and unrealized gains/
     (losses) from investments                        1.61        5.57        5.13       8.25        5.04        6.54
                                                  --------    --------    --------   --------    --------    --------
   Total from Investment Operations                   1.40        5.48        5.11       8.38        5.09        6.65
                                                  --------    --------    --------   --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                --          --          --      (0.13)      (0.05)      (0.11)
   Net realized gain on investments                  (0.55)      (0.63)      (0.47)     (4.50)      (3.55)      (2.90)
                                                  --------    --------    --------   --------    --------    --------
   Total Distributions                               (0.55)      (0.63)      (0.47)     (4.63)      (3.60)      (3.01)
                                                  --------    --------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                     $ 38.05     $ 37.20     $ 32.35    $ 27.71     $ 23.96     $ 22.47
                                                  ========    ========    ========   ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                  3.81%      17.18%      18.58%(a)  35.40%      22.50%      35.40%
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                       1.32%       1.41%       1.28%(b)   1.12%       1.16%       1.14%
   Net investment income/(loss)                      (0.47%)     (0.47%)     (0.12%)(b)  0.46%       0.18%       0.44%
   Expense waiver/reimbursement (c)                   0.00%       0.02%       0.30%(b)   0.00%       0.00%       0.00%
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)             $ 42,842    $ 49,936    $ 35,549   $ 22,272    $ 16,461    $ 14,673
   Portfolio turnover (d)                               53%         51%         38%        50%         44%         68%



(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS PINNACLE FUND* -
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                             YEAR        YEAR       PERIOD
                                             ENDED       ENDED       ENDED
                                            JULY 31,    JULY 31,    JULY 31,
                                             2000        1999      1998****
                                           --------    --------    --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD       $  36.92    $  32.28    $  30.16
                                           --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                        (0.47)      (0.23)      (0.04)
   Net realized and unrealized gains
      from investments                         1.66        5.50        2.16
                                           --------    --------    --------
   Total from Investment Operations            1.19        5.27        2.12
                                           --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                         --          --          --
   Net realized gain on investments           (0.55)      (0.63)         --
                                           --------    --------    --------
   Total Distributions                        (0.55)      (0.63)       0.00
                                           --------    --------    --------
NET ASSET VALUE, END OF PERIOD             $  37.56    $  36.92    $  32.28
                                           ========    ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)           3.26%      16.56%       7.07%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                1.82%       1.95%       2.17%(b)
   Net investment loss                        (0.97%)     (1.00%)     (0.84%)(b)
   Expense waiver/reimbursement (c)            0.25%       0.26%       0.42%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)      $  4,171    $  6,653     $   922
   Portfolio turnover (d)                        53%         51%         38%


    * Information prior to the period March 9, 1998 is for the Pinnacle Fund, the predecessor fund of the Fifth Third Pinnacle Fund.
   ** Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
  *** Reflects the period of operations from January 1, 1998 to July 31, 1998. **** Reflects the period of operations from March 9, 1998 (date of commencement of operations) to July 31, 1998.
  (a) Not annualized.
  (b) Annualized.
  (c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
  (d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS BALANCED FUND -
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                     YEAR       PERIOD
                                                     ENDED       ENDED
                                                  JULY 31,    JULY 31,
                                                     2000        1999*
                                                  --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD               $ 16.13     $ 14.60
                                                  --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.23        0.22
   Net realized and unrealized gains
      from investments                                2.60        2.27
                                                  --------    --------
   Total from Investment Operations                   2.83        2.49
                                                  --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             (0.23)      (0.22)
   Net realized gain on investments                  (1.34)      (0.74)
                                                  --------    --------
   Total Distributions                               (1.57)      (0.96)
                                                  --------    --------
NET ASSET VALUE, END OF PERIOD                     $ 17.39     $ 16.13
                                                  ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                 18.60%      17.63%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                       1.00%       1.00%(b)
   Net investment income                              1.55%       1.54%(b)
   Expense waiver/reimbursement (c)                   0.06%       0.04%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)             $171,923    $139,616
   Portfolio turnover (d)                              122%        128%



                                                                     YEAR ENDED JULY 31,
                                                  --------------------------------------------------------
                                                    2000        1999        1998       1997         1996
                                                  --------    --------    --------   --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD               $ 16.12     $ 14.99     $ 15.33    $ 11.75     $ 11.28
                                                  --------    --------    --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.17        0.20        0.27       0.27        0.27
   Net realized and unrealized gains
     from investments                                 2.62        1.86        0.92       4.06        0.47
                                                  --------    --------    --------   --------    --------
   Total from Investment Operations                   2.79        2.06        1.19       4.33        0.74
                                                  --------    --------    --------   --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             (0.20)      (0.19)      (0.28)     (0.26)      (0.27)
   Net realized gain on investments                  (1.34)      (0.74)      (1.25)     (0.49)         --
                                                  --------    --------    --------   --------    --------
   Total Distributions                               (1.54)      (0.93)      (1.53)     (0.75)      (0.27)
                                                  --------    --------    --------   --------    --------
NET ASSET VALUE, END OF PERIOD                     $ 17.37     $ 16.12     $ 14.99    $ 15.33     $ 11.75
                                                  ========    ========    ========   ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                 18.28%      14.30%       8.41%     38.45%       6.52%
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                       1.25%       1.28%       1.00%      1.00%       1.00%
   Net investment income                              1.30%       1.22%       1.84%      2.05%       2.31%
   Expense waiver/reimbursement (c)                   0.06%       0.06%       0.43%      0.40%       0.06%
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)             $104,750    $ 79,686    $173,177   $122,765    $ 92,808
   Portfolio turnover (d)                              122%        128%        135%       101%         61%


(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS BALANCED FUND -
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------


                                                                                                 PERIOD
                                                               YEAR ENDED JULY 31,                ENDED
                                                  -------------------------------------------    JULY 31,
                                                     2000       1999         1998       1997      1996**
                                                  --------    --------    --------   --------    --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD               $ 16.13     $ 15.01     $ 15.34    $ 11.75     $ 12.13
                                                  --------    --------    --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.12        0.11        0.17       0.16        0.05
   Net realized and unrealized gains/
      (losses) from investments                       2.57        1.88        0.92       4.08       (0.39)
                                                  --------    --------    --------   --------    --------
   Total from Investment Operations                   2.69        1.99        1.09       4.24       (0.34)
                                                  --------    --------    --------   --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             (0.13)      (0.13)      (0.17)     (0.16)      (0.04)
   Net realized gain on investments                  (1.34)      (0.74)      (1.25)     (0.49)         --
                                                  --------    --------    --------   --------    --------
   Total Distributions                               (1.47)      (0.87)      (1.42)     (0.65)      (0.04)
                                                  --------    --------    --------   --------    --------
NET ASSET VALUE, END OF PERIOD                     $ 17.35     $ 16.13     $ 15.01    $ 15.34     $ 11.75
                                                  ========    ========    ========   ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                 17.66%      13.78%       7.67%     37.52%      (2.80%)(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                       1.75%       1.76%       1.58%      1.75%       1.78%(b)
   Net investment income                              0.80%       0.78%       1.24%      1.30%       1.60%(b)
   Expense waiver/reimbursement (c)                   0.31%       0.29%       0.49%      0.30%       0.07%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)              $ 7,815     $ 6,692     $ 4,796    $ 1,155      $  264
   Portfolio turnover (d)                              122%        128%        135%       101%         61%



 * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
** Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.
(a)Not annualized.
(b)Annualized.
(c)This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS MID CAP FUND -
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                     YEAR       PERIOD
                                                     ENDED       ENDED
                                                  JULY 31,    JULY 31,
                                                     2000        1999*
                                                  --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD               $ 15.87     $ 15.40
                                                  --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                               (0.04)      (0.04)
   Net realized and unrealized gains
      from investments                                4.63        1.95
                                                  --------    --------
   Total from Investment Operations                   4.59        1.91
                                                  --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --          --
   In excess of net investment income                --          --
   Net realized gain on investments                  (1.18)      (1.44)
                                                  --------    --------
   Total Distributions                               (1.18)      (1.44)
                                                  --------    --------
NET ASSET VALUE, END OF PERIOD                     $ 19.28     $ 15.87
                                                  ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                 30.65%      13.13%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                       0.99%       0.97%(b)
   Net investment loss                               (0.26%)     (0.26%)(b)
   Expense waiver/reimbursement (c)                   0.05%       0.07%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)             $242,641    $191,987
   Portfolio turnover (d)                               42%         49%



                                                                     YEAR ENDED JULY 31,
                                                  --------------------------------------------------------
                                                    2000        1999        1998       1997         1996
                                                  --------    --------    --------   --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD               $ 15.82     $ 16.19     $ 16.98    $ 12.60     $ 12.59
                                                  --------    --------    --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                      (0.08)      (0.10)      (0.03)      0.02        0.06
   Net realized and unrealized gains
      from investments                                4.60        1.17        0.98       5.55        0.11
                                                  --------    --------    --------   --------    --------
   Total from Investment Operations                   4.52        1.07        0.95       5.57        0.17
                                                  --------    --------    --------   --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                --          --          --      (0.02)      (0.07)
   In excess of net investment income                   --          --          --      (0.02)         --
   Net realized gain on investments                  (1.18)      (1.44)      (1.74)     (1.15)      (0.09)
                                                  --------    --------    --------   --------    --------
   Total Distributions                               (1.18)      (1.44)      (1.74)     (1.19)      (0.16)
                                                  --------    --------    --------   --------    --------
NET ASSET VALUE, END OF PERIOD                     $ 19.16     $ 15.82     $ 16.19    $ 16.98     $ 12.60
                                                  ========    ========    ========   ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                 30.22%       7.29%       5.69%     47.17%       1.27%
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                       1.24%       1.28%       1.01%      1.00%       1.00%
   Net investment income/(loss)                      (0.51%)     (0.59%)     (0.19%)     0.10%       0.42%
   Expense waiver/reimbursement (c)                   0.05%       0.11%       0.40%      0.37%       0.06%
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)             $ 36,430    $ 27,966    $217,547   $186,066    $ 72,663
   Portfolio turnover (d)                               42%         49%         44%        52%         54%


(See notes which are an integral part of the financial statements)


FIFTH THIRD FUNDS MID CAP FUND -
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                                                  PERIOD
                                                               YEAR ENDED JULY 31,                ENDED
                                                  -------------------------------------------    JULY 31,
                                                     2000       1999         1998       1997      1996**
                                                  --------    --------    --------   --------    --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD              $  15.52    $  15.98    $  16.88   $  12.59    $  13.72
                                                  --------    --------    --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                               (0.16)      (0.18)      (0.05)     (0.07)      (0.01)
   Net realized and unrealized gains/
      (losses) from investments                       4.47        1.16        0.89       5.51       (1.12)
                                                  --------    --------    --------   --------    --------
   Total from Investment Operations                   4.31        0.98        0.84       5.44       (1.13)
                                                  --------    --------    --------   --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                --          --          --         --          --
   Net realized gain on investments                  (1.18)      (1.44)      (1.74)     (1.15)         --
                                                  --------    --------    --------   --------    --------
   Total Distributions                               (1.18)      (1.44)      (1.74)     (1.15)       0.00
                                                  --------    --------    --------   --------    --------
NET ASSET VALUE, END OF PERIOD                    $  18.65    $  15.52    $  15.98   $  16.88    $  12.59
                                                  ========    ========    ========   ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                 29.48%       6.79%       5.03%     46.05%      (8.24%)(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                       1.74%       1.85%       1.61%      1.75%       1.78%(b)
   Net investment loss                               (1.01%)     (1.07%)     (0.81%)    (0.62%)     (0.51%)(b)
   Expense waiver/reimbursement (c)                   0.30%       0.32%       0.44%      0.27%       0.06%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)              $   979     $   794    $  1,049    $   439     $   229
   Portfolio turnover (d)                               42%         49%         44%        52%         54%


 * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
** Reflects operations for the period from April 24, 1996 (date of commencement of operations) to July 31, 1996.
(a)Not annualized.
(b)Annualized.
(c)This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS TECHNOLOGY FUND -
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                PERIOD
                                                 ENDED
                                                JULY 31,
                                                 2000*
                                                --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD             $ 20.00
                                                --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                             (0.03)
   Net realized and unrealized
       losses from investments                     (0.76)
                                                --------
   Total from Investment Operations                (0.79)
                                                --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                              --
   Net realized gain on investments                   --
                                                --------
   Total Distributions                                --
                                                --------
NET ASSET VALUE, END OF PERIOD                   $ 19.21
                                                ========
TOTAL RETURN (EXCLUDES SALES CHARGE)               (5.69%)(a)

RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                     1.46% (b)
   Net investment loss                             (0.79%)(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)            $55,188
   Portfolio turnover (c)                             11%


                                                PERIOD
                                                 ENDED
                                                JULY 31,
                                                 2000*
                                                --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD             $ 20.00
                                                --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                    (0.03)
   Net realized and unrealized
       losses from investments                     (0.76)
                                                --------
   Total from Investment Operations                (0.79)
                                                --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                              --
   Net realized gain on investments                   --
                                                --------
   Total Distributions                                --
                                                --------
NET ASSET VALUE, END OF PERIOD                   $ 19.21
                                                ========
TOTAL RETURN (EXCLUDES SALES CHARGE)               (5.69%)(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                     1.70% (b)
   Net investment income/(loss)                    (1.27%)(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)            $ 4,560
   Portfolio turnover (c)                             11%


(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS TECHNOLOGY FUND -
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                PERIOD
                                                 ENDED
                                                JULY 31,
                                                 2000*
                                                --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD             $ 20.00
                                                --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                             (0.03)
   Net realized and unrealized gains/
       (losses) from investments                   (0.77)
                                                --------
   Total from Investment Operations                (0.80)
                                                --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                              --
   In excess of net investment income                 --
   Net realized gain on investments                   --
                                                --------
   Total Distributions                                --
                                                --------
NET ASSET VALUE, END OF PERIOD                   $ 19.20
                                                ========
TOTAL RETURN (EXCLUDES SALES CHARGE)               (5.65%)(a)

RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                      2.42%(b)
   Net investment loss                              (1.89)(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)            $   105
   Portfolio turnover (d)                             11%


 * Reflects operations for the period from June 5, 2000 (date of commencement of operations) to July 31, 2000.
(a)Not annualized.
(b)Annualized.
(c)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS INTERNATIONAL EQUITY FUND -
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                     YEAR       PERIOD
                                                     ENDED       ENDED
                                                  JULY 31,    JULY 31,
                                                     2000        1999*
                                                  --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD               $ 12.80      $10.50
                                                  --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.07        0.09
   Net realized and unrealized gains
      from investments                                1.01        2.52
                                                  --------    --------
   Total from Investment Operations                   1.08        2.61
                                                  --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                --       (0.14)
   In excess of net investment income                   --       (0.10)
   Net realized gain on investments                  (1.18)      (0.07)
                                                  --------    --------
   Total Distributions                               (1.18)      (0.31)
                                                  --------    --------
NET ASSET VALUE, END OF PERIOD                     $ 12.70     $ 12.80
                                                  ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                  8.29%      25.02%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                       1.45%       1.50%(b)
   Net investment income                              0.55%       0.67%(b)
   Expense waiver/reimbursement (c)                   0.00%       0.00%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period (000)              $208,383    $172,388
   Portfolio turnover (d)                               86%         42%



                                                                     YEAR ENDED JULY 31,
                                                 --------------------------------------------------------
                                                    2000        1999        1998       1997         1996
                                                  --------    --------    --------   --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD               $ 12.84     $ 12.56     $ 12.05    $ 10.74      $ 9.83
                                                  --------    --------    --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.04        0.03        0.09       0.04        0.01
   Net realized and unrealized gains
      from investments                                1.01        0.49        1.31       2.15        0.90
                                                  --------    --------    --------   --------    --------
   Total from Investment Operations                   1.05        0.52        1.40       2.19        0.91
                                                  --------    --------    --------   --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                --       (0.08)      (0.59)     (0.66)         --
   In excess of net investment income                   --       (0.09)         --      (0.16)         --
   Net realized gain on investments                  (1.18)      (0.07)      (0.30)     (0.06)         --
                                                  --------    --------    --------   --------    --------
   Total Distributions                               (1.18)      (0.24)      (0.89)     (0.88)       0.00
                                                  --------    --------    --------   --------    --------
NET ASSET VALUE, END OF PERIOD                     $ 12.71     $ 12.84     $ 12.56    $ 12.05     $ 10.74
                                                  ========    ========    ========   ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                  8.02%       4.23%      13.29%     21.78%       9.26%
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                       1.70%       1.52%       1.47%      1.38%       1.61%(a)
   Net investment income                              0.32%       0.03%       0.66%      0.39%       0.32%
   Expense waiver/reimbursement (c)                   0.00%       0.18%       0.35%      0.35%       0.05%(b)
SUPPLEMENTAL DATA: (B)
   Net Assets at end of period (000)               $ 7,901     $ 5,821    $163,297   $151,728    $120,349(b)
   Portfolio turnover (d)                               86%         42%         39%        60%         41%



(See notes which are an integral part of the financial statements)


FIFTH THIRD FUNDS INTERNATIONAL EQUITY FUND -
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                                                  PERIOD
                                                               YEAR ENDED JULY 31,                ENDED
                                                  -------------------------------------------    JULY 31,
                                                     2000       1999         1998       1997      1996**
                                                  --------    --------    --------   --------    --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD               $ 12.76     $ 12.51     $ 12.01    $ 10.71     $ 11.21
                                                  --------    --------    --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                      (0.03)      --          (0.06)     (0.02)       0.01
   Net realized and unrealized gains/
     (losses) from investments                        0.99        0.46        1.39       2.16       (0.51)
                                                  --------    --------    --------   --------    --------
   Total from Investment Operations                   0.96        0.46        1.33       2.14       (0.50)
                                                  --------    --------    --------   --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                --       (0.14)      (0.53)     (0.46)         --
   In excess of net investment income                   --          --          --      (0.32)         --
   Net realized gain on investments                  (1.18)      (0.07)      (0.30)     (0.06)         --
                                                  --------    --------    --------   --------    --------
   Total Distributions                               (1.18)      (0.21)      (0.83)     (0.84)       0.00
                                                  --------    --------    --------   --------    --------
NET ASSET VALUE, END OF PERIOD                     $ 12.54     $ 12.76     $ 12.51    $ 12.01     $ 10.71
                                                  ========    ========    ========   ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                  7.25%       3.79%      12.57%     21.25%       8.95%
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                       2.22%       2.25%       2.22%      2.13%       2.34%
   Net investment income/(loss)                      (0.20%)     (0.08%)     (0.09%)    (0.28%)      0.76%
   Expense waiver/reimbursement (c)                   0.00%       0.25%       0.25%      0.25%       0.00%
SUPPLEMENTAL DATA:
   Net Assets at end of period (000)                $  276      $  235      $  291     $  210      $   57
   Portfolio turnover (d)                               86%         42%         39%        60%         41%


  * Reflects operations for the period from October 9, 1998 (date of commencement of operations) to July 31, 1999.
 ** Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS BOND FUND FOR INCOME -
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                     YEAR       PERIOD
                                                     ENDED       ENDED
                                                  JULY 31,    JULY 31,
                                                     2000        1999*
                                                  --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD               $ 11.70     $ 12.27
                                                  --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.68        0.56
   Net realized and unrealized losses
     from investments                                (0.21)      (0.30)
                                                  --------    --------
   Total from Investment Operations                   0.47        0.26
                                                  --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             (0.67)      (0.62)
   Net realized gain on investments                     --       (0.21)
                                                  --------    --------
   Total Distributions                               (0.67)      (0.83)
                                                  --------    --------
NET ASSET VALUE, END OF PERIOD                     $ 11.50     $ 11.70
                                                  ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                  4.09%       2.12%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                       0.76%       0.75%(b)
   Net investment income                              5.87%       5.12%(b)
   Expense waiver/reimbursement (c)                   0.04%       0.03%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)             $190,293    $198,212
   Portfolio turnover (d)                              185%        104%



                                                                YEAR ENDED JULY 31,
                                                  ---------------------------------------------
                                                    2000        1999        1998       1997**
                                                  --------    --------    --------   --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD               $ 11.69     $ 12.19     $ 12.19    $ 12.00
                                                  --------    --------    --------   --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.66        0.71        0.68       0.37
   Net realized and unrealized gains/
      (losses) from investments                      (0.22)      (0.41)       0.06       0.18
                                                  --------    --------    --------   --------
   Total from Investment Operations                   0.44        0.30        0.74       0.55
                                                  --------    --------    --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             (0.65)      (0.59)      (0.69)     (0.36)
   Net realized gain on investments                     --       (0.21)      (0.05)        --
                                                  --------    --------    --------   --------
   Total Distributions                               (0.65)      (0.80)      (0.74)     (0.36)
                                                  --------    --------    --------   --------
NET ASSET VALUE, END OF PERIOD                     $ 11.48     $ 11.69     $ 12.19    $ 12.19
                                                  ========    ========    ========   ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                  3.90%       2.42%       6.23%      4.64%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                       1.01%       0.97%       0.75%      0.79%(b)
   Net investment income                              5.59%       4.80%       5.54%      6.08%(b)
   Expense waiver/reimbursement (c)                   0.04%       0.05%       0.42%      0.42%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)             $ 27,319    $ 40,508    $188,071   $157,108
   Portfolio turnover (d)                              185%        104%        127%       157%


(See notes which are an integral part of the financial statements)


FIFTH THIRD FUNDS BOND FUND FOR INCOME -
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                YEAR ENDED JULY 31,
                                                  ---------------------------------------------
                                                    2000        1999       1998***     1997**
                                                  --------    --------    --------   --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD               $ 11.69     $ 12.19     $ 12.18    $ 12.00
                                                  --------    --------    --------   --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/ (loss)                      0.60        0.53        0.60      (0.01)
   Net realized and unrealized gains/
      (losses) from investments                      (0.21)      (0.29)       0.05       0.50
                                                  --------    --------    --------   --------
   Total from Investment Operations                   0.39        0.24        0.65       0.49
                                                  --------    --------    --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             (0.59)      (0.53)      (0.59)     (0.22)
   In excess of net investment income                --          --          --         (0.09)
   Net realized gain on investments                  --          (0.21)      (0.05)     --
                                                  --------    --------    --------   --------
   Total Distributions                               (0.59)      (0.74)      (0.64)     (0.31)
                                                  --------    --------    --------   --------
NET ASSET VALUE, END OF PERIOD                     $ 11.49     $ 11.69     $ 12.19    $ 12.18
                                                  ========    ========    ========   ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                  3.43%       1.92%       5.50%      4.18%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                       1.51%       1.54%       1.34%      1.54%(b)
   Net investment income/ (loss)                      5.10%       3.40%       4.89%      4.20%(b)
   Expense waiver/reimbursement (c)                   0.26%       0.28%       0.32%      0.26%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)               $  365      $  567      $  230      $   6
   Portfolio turnover (d)                              185%        104%        127%       157%



  * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
 ** Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.
*** Per share information is calculated using the average share method.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS QUALITY BOND FUND -
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                      YEAR       PERIOD
                                                      ENDED       ENDED
                                                   JULY 31,    JULY 31,
                                                      2000        1999*
                                                  --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD                $ 9.52     $ 10.02
                                                  --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.57        0.48
   Net realized and unrealized losses
      from investments                               (0.14)      (0.38)
                                                  --------    --------
   Total from Investment Operations                   0.43        0.10
                                                  --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             (0.57)      (0.49)
   Net realized gain on investments                     --       (0.11)
                                                  --------    --------
   Total Distributions                               (0.57)      (0.60)
                                                  --------    --------
NET ASSET VALUE, END OF PERIOD                      $ 9.38      $ 9.52
                                                  ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                  4.66%       0.88%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                       0.75%       0.75%(b)
   Net investment income                              6.09%       4.95%(b)
   Expense waiver/reimbursement (c)                   0.09%       0.11%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)             $200,882    $133,537
   Portfolio turnover (d)                              368%        349%



                                                                     YEAR ENDED JULY 31,
                                                  --------------------------------------------------------
                                                    2000        1999        1998       1997         1996
                                                  --------    --------    --------   --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD                $ 9.52      $ 9.96      $ 9.85     $ 9.52      $ 9.72
                                                  --------    --------    --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.54        0.65        0.54       0.55        0.56
   Net realized and unrealized gains/
      (losses) from investments                      (0.14)      (0.51)       0.12       0.32       (0.19)
                                                  --------    --------    --------   --------    --------
   Total from Investment Operations                   0.40        0.14        0.66       0.87        0.37
                                                  --------    --------    --------   --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             (0.54)      (0.47)      (0.55)     (0.54)      (0.57)
   Net realized gain on investments                     --       (0.11)         --         --          --
                                                   --------    --------    --------   --------    --------
   Total Distributions                               (0.54)      (0.58)      (0.55)     (0.54)      (0.57)
                                                  --------    --------    --------   --------    --------
NET ASSET VALUE, END OF PERIOD                      $ 9.38      $ 9.52      $ 9.96     $ 9.85      $ 9.52
                                                  ========    ========    ========   ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                  4.41%       1.26%       6.91%      9.43%       3.86%
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                           1.00%       0.92%       0.75%      0.75%       0.75%
   Net investment income                              5.82%       4.85%       5.50%      5.71%       5.80%
   Expense waiver/reimbursement (c)                   0.09%       0.17%       0.45%      0.41%       0.06%
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)              $ 9,494     $ 9,826    $107,794   $ 91,789    $ 83,422
   Portfolio turnover (d)                              368%        349%        279%       181%        117%


(See notes which are an integral part of the financial statements)


FIFTH THIRD FUNDS QUALITY BOND FUND -
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                     YEAR ENDED JULY 31,
                                                  --------------------------------------------------------
                                                    2000        1999        1998       1997       1996**
                                                  --------    --------    --------   --------    --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD                $ 9.51      $ 9.95      $ 9.86     $ 9.53      $ 9.62
                                                  --------    --------    --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.53        0.43        0.48       0.49        0.14
   Net realized and unrealized gains/
      (losses) from investments                      (0.16)      (0.33)       0.09       0.32       (0.08)
                                                  --------    --------    --------   --------    --------
   Total from Investment Operations                   0.37        0.10        0.57       0.81        0.06
                                                  --------    --------    --------   --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             (0.50)      (0.43)      (0.48)     (0.48)      (0.15)
   Net realized gain on investments                     --       (0.11)         --         --          --
                                                  --------    --------    --------   --------    --------
   Total Distributions                               (0.50)      (0.54)      (0.48)     (0.48)      (0.15)
                                                  --------    --------    --------   --------    --------
NET ASSET VALUE, END OF PERIOD                      $ 9.38      $ 9.51      $ 9.95     $ 9.86      $ 9.53
                                                  ========    ========    ========   ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                  3.98%       0.75%       5.92%      8.68%       0.62%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                       1.50%       1.43%       1.50%      1.50%       1.52%(b)
   Net investment income                              5.31%       4.23%       4.76%      4.97%       5.03%(b)
   Expense waiver/reimbursement (c)                   0.33%       0.36%       0.35%      0.31%       0.09%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)               $  697      $  811      $  399     $  204      $  162
   Portfolio turnover (d)                              368%        349%        279%       181%        117%



 * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
** Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.
(a)Not annualized.
(b)Annualized.
(c)This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


(See notes which are an integral part of the financial statements)

FIFTH THIRD FUNDS  U.S. GOVERNMENT SECURITIES
FUND - FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                      YEAR       PERIOD
                                                      ENDED       ENDED
                                                   JULY 31,    JULY 31,
                                                      2000        1999*
                                                  --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD                $ 9.64      $ 9.89
                                                  --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.51        0.46
   Net realized and unrealized losses
      from investments                               (0.10)      (0.22)
                                                  --------    --------
   Total from Investment Operations                   0.41        0.24
                                                  --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             (0.51)      (0.49)
                                                  --------    --------
   Total Distributions                               (0.51)      (0.49)
                                                  --------    --------
NET ASSET VALUE, END OF PERIOD                      $ 9.54      $ 9.64
                                                  ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                  4.34%       2.43%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                       0.72%       0.75%(b)
   Net investment income                              5.24%       4.80%(b)
   Expense waiver/reimbursement (c)                   0.22%       0.28%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)              $45,139     $42,239
   Portfolio turnover (d)                               46%         93%



                                                                     YEAR ENDED JULY 31,
                                                  --------------------------------------------------------
                                                    2000        1999        1998       1997        1996
                                                  --------    --------    --------   --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD                $ 9.64      $ 9.82      $ 9.75     $ 9.55      $ 9.77
                                                  --------    --------    --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.48        0.55        0.52       0.54        0.55
   Net realized and unrealized gains/
      (losses) from investments                      (0.09)      (0.26)       0.07       0.19       (0.20)
                                                  --------    --------    --------   --------    --------
   Total from Investment Operations                   0.39        0.29        0.59       0.73        0.35
                                                  --------    --------    --------   --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             (0.48)      (0.47)      (0.52)     (0.53)      (0.57)
                                                  --------    --------    --------   --------    --------
   Total Distributions                               (0.48)      (0.47)      (0.52)     (0.53)      (0.57)
                                                  --------    --------    --------   --------    --------
NET ASSET VALUE, END OF PERIOD                      $ 9.55      $ 9.64      $ 9.82     $ 9.75      $ 9.55
                                                  ========    ========    ========   ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                  4.20%       2.89%       6.17%      7.83%       3.63%
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                       0.98%       0.95%       0.75%      0.75%       0.75%
   Net investment income                              4.95%       4.62%       5.30%      5.56%       5.67%
   Expense waiver/reimbursement (c)                   0.21%       0.33%       0.53%      0.50%       0.29%
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)              $ 2,818     $ 5,192    $ 41,550   $ 42,414    $ 30,754
   Portfolio turnover (d)                               46%         93%        155%       169%        103%



(See notes which are an integral part of the financial statements)


FIFTH THIRD FUNDS U.S. GOVERNMENT SECURITIES
FUND - FINANCIAL HIGHLIGHTS  (CONTINUED)
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
-------------------------------------------------------------------------------

                                                                     YEAR ENDED JULY 31,
                                                  --------------------------------------------------------
                                                    2000        1999        1998       1997       1996**
                                                  --------    --------    --------   --------    --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD                $ 9.61      $ 9.80      $ 9.75     $ 9.56      $ 9.65
                                                  --------    --------    --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.43        0.41        0.46       0.46        0.16
   Net realized and unrealized gains/
      (losses) from investments                      (0.09)      (0.18)       0.04       0.19       (0.10)
                                                  --------    --------    --------   --------    --------
   Total from Investment Operations                   0.34        0.23        0.50       0.65        0.06
                                                  --------    --------    --------   --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             (0.43)      (0.42)      (0.45)     (0.46)      (0.15)
                                                  --------    --------    --------   --------    --------
   Total Distributions                               (0.43)      (0.42)      (0.45)     (0.46)      (0.15)
                                                  --------    --------    --------   --------    --------
NET ASSET VALUE, END OF PERIOD                      $ 9.52      $ 9.61      $ 9.80     $ 9.75      $ 9.56
                                                  ========    ========    ========   ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                  3.65%       2.31%       5.19%      6.92%       0.60%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                       1.48%       1.40%       1.50%      1.50%       1.52%(b)
   Net investment income                              4.41%       4.20%       4.56%      4.82%       4.80%(b)
   Expense waiver/reimbursement (c)                   0.44%       0.54%       0.43%      0.40%       0.37%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)               $  198      $  431      $  118     $   75      $   49
   Portfolio turnover (d)                               46%         93%        155%       169%        103%


 * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
** Reflects operations for the period from April 24, 1996 (date of commencement of operations) to July 31, 1996.
(a)Not annualized.
(b)Annualized.
(c)This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


(See notes which are an integral part of the financial statements)

FIFTH THIRD MUNICIPAL BOND FUND -
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                      YEAR       PERIOD
                                                      ENDED       ENDED
                                                   JULY 31,    JULY 31,
                                                      2000        1999*
                                                  --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD               $ 11.77     $ 12.30
                                                  --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.48        0.47
   Net realized and unrealized losses
      from investments                               (0.22)      (0.32)
                                                  --------    --------
   Total from Investment Operations                   0.26        0.15
                                                  --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             (0.48)      (0.47)
   Net realized gain on investments                  (0.11)      (0.21)
                                                  --------    --------
   Total Distributions                               (0.59)      (0.68)
                                                  --------    --------
NET ASSET VALUE, END OF PERIOD                     $ 11.44     $ 11.77
                                                  ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                  2.37%(a)    1.18%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                       0.75%(b)    0.75%(b)
   Net investment income                              4.25%(b)    3.79%(b)
   Expense waiver/reimbursement (c)                   0.10%(b)    0.11%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)             $141,407    $114,923
   Portfolio turnover (d)                               84%        110%



                                                                YEAR ENDED JULY 31,
                                                  --------------------------------------------
                                                    2000        1999        1998      1997**
                                                  --------    --------    --------   --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD               $ 11.79     $ 12.24     $ 12.33    $ 12.00
                                                  --------    --------    --------   --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.45        0.45        0.50       0.28
   Net realized and unrealized gains/
      (losses) from investments                      (0.22)      (0.25)       0.01       0.32
                                                  --------    --------    --------   --------
   Total from Investment Operations                   0.23        0.20        0.51       0.60
                                                  --------    --------    --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             (0.45)      (0.44)      (0.51)     (0.27)
   Net realized gain on investments                  (0.11)      (0.21)      (0.09)        --
                                                  --------    --------    --------   --------
   Total Distributions                               (0.56)      (0.65)      (0.60)     (0.27)
                                                  --------    --------    --------   --------
NET ASSET VALUE, END OF PERIOD                     $ 11.46     $ 11.79     $ 12.24    $ 12.33
                                                  ========    ========    ========   ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                  2.07%(a)    1.56%       4.28%      5.04%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                       1.00%(b)    0.81%       0.76%      0.81%(b)
   Net investment income                              3.91%(b)    3.99%       4.09%      4.44%(b)
   Expense waiver/reimbursement (c)                   0.11%(b)    0.31%       0.45%      0.42%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)               $  207      $  386    $117,333   $101,616
   Portfolio turnover (d)                               84%        110%        121%        63%


(See notes which are an integral part of the financial statements)


FIFTH THIRD MUNICIPAL BOND FUND -
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)***
--------------------------------------------------------------------------------

                                                             YEAR ENDED JULY 31,
                                               --------------------------------------------
                                                 2000        1999       1998***    1997**
                                               --------    --------    --------   --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD              $  --       $  --     $ 12.33    $ 12.00
                                               --------    --------    --------   --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                      --          --        0.18      (0.20)
   Net realized and unrealized gains
      from investments                               --          --        0.07       0.75
                                               --------    --------    --------   --------
   Total from Investment Operations                  --          --        0.25       0.55
                                               --------    --------    --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             --          --       (0.18)     (0.16)
   In excess of net investment income                --          --          --      (0.06)
   Net realized gain on investments                  --          --       (0.09)        --
                                               --------    --------    --------   --------
   Total Distributions                               --          --       (0.27)     (0.22)
                                               --------    --------    --------   --------
NET ASSET VALUE, END OF PERIOD                    $  --       $  --     $ 12.31    $ 12.33
                                               ========    ========    ========   ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                N/A         N/A        2.03%(a)   4.65%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                     N/A         N/A        1.51%(b)   1.56%(b)
   Net investment income/(loss)                     N/A         N/A        3.41%(b)   3.09%(b)
   Expense waiver/reimbursement (c)                 N/A         N/A        0.37%(b)   0.26%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)             $  --       $  --     $    --    $    11
   Portfolio turnover (d)                           N/A         N/A         121%        63%



   * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
  ** Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.
 *** Reflects operations for the period from August 1, 1997 (date of commencement of operations) to January 8, 1998. As of July 31, 1998, no shares or assets existed in the Investment C Shares. The ending net asset value is the last NAV for a share redeemed on January 8, 1998. Per share information is calculated using the average share method for Investment
     C Shares.
 (a) Not annualized.
 (b) Annualized.
 (c) This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
 (d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


(See notes which are an integral part of the financial statements)

FIFTH THIRD
FUNDS OHIO TAX FREE BOND FUND -
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                      YEAR       PERIOD
                                                      ENDED       ENDED
                                                   JULY 31,    JULY 31,
                                                      2000        1999*
                                                  --------    --------
INSTITUTIONAL SHARES
NET ASSET VALUE, BEGINNING OF PERIOD               $ 10.02     $ 10.33
                                                  --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.41        0.40
   Net realized and unrealized losses
      from investments                               (0.12)      (0.24)
                                                  --------    --------
   Total from Investment Operations                   0.29        0.16
                                                  --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             (0.41)      (0.40)
   In excess of net investment income                   --       (0.01)
   Net realized gain on investments                  (0.02)      (0.06)
                                                  --------    --------
   Total Distributions                               (0.43)      (0.47)
                                                  --------    --------
NET ASSET VALUE, END OF PERIOD                      $ 9.88     $ 10.02
                                                  ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                  3.01%       1.48%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                       0.76%       0.82%(b)
   Net investment income                              4.15%       3.81%(b)
   Expense waiver/reimbursement (c)                   0.04%       0.05%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)             $166,623    $182,679
   Portfolio turnover (d)                               26%         47%



                                                                     YEAR ENDED JULY 31,
                                                  --------------------------------------------------------
                                                    2000        1999        1998       1997        1996
                                                  --------    --------    --------   --------    --------
INVESTMENT A SHARES
NET ASSET VALUE, BEGINNING OF PERIOD               $ 10.02     $ 10.29     $ 10.31    $ 10.01      $ 9.99
                                                  --------    --------    --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.39        0.46        0.42       0.43        0.40
   Net realized and unrealized gains/
      (losses) from investments                      (0.11)      (0.29)       0.02       0.30        0.03
                                                  --------    --------    --------   --------    --------
   Total from Investment Operations                   0.28        0.17        0.44       0.73        0.43
                                                  --------    --------    --------   --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             (0.39)      (0.38)      (0.42)     (0.43)      (0.41)
   Net realized gain on investments                  (0.02)      (0.06)      (0.04)        --          --
                                                  --------    --------    --------   --------    --------
   Total Distributions                               (0.41)      (0.44)      (0.46)     (0.43)      (0.41)
                                                  --------    --------    --------   --------    --------
NET ASSET VALUE, END OF PERIOD                      $ 9.89     $ 10.02     $ 10.29    $ 10.31     $ 10.01
                                                  ========    ========    ========   ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                  2.85%       1.63%       4.38%      7.49%       4.33%
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                       1.01%       1.00%       0.74%      0.75%       0.74%
   Net investment income                              3.88%       3.68%       4.09%      4.27%       4.01%
   Expense waiver/reimbursement (c)                   0.04%       0.21%       0.43%      0.37%       0.32%
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)             $ 13,257    $ 22,008    $188,966   $168,800    $ 35,463
   Portfolio turnover (d)                               26%         47%         42%        49%         30%


(See notes which are an integral part of the financial statements)


FIFTH THIRD FUNDS OHIO TAX FREE BOND FUND -
FINANCIAL HIGHLIGHTS (CONTINUED)
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                     YEAR ENDED JULY 31,
                                                  --------------------------------------------------------
                                                    2000        1999        1998       1997       1996**
                                                  --------    --------    --------   --------    --------
INVESTMENT C SHARES
NET ASSET VALUE, BEGINNING OF PERIOD               $ 10.01     $ 10.28     $ 10.31    $ 10.00     $ 10.02
                                                  --------    --------    --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.34        0.33        0.35       0.36        0.10
   Net realized and unrealized gains/
      (losses) from investments                      (0.12)      (0.21)       0.01       0.31       (0.01)
                                                  --------    --------    --------   --------    --------
   Total from Investment Operations                   0.22        0.12        0.36       0.67        0.09
                                                  --------    --------    --------   --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                             (0.34)      (0.33)      (0.35)     (0.35)      (0.11)
   In excess of net investment income                --          --          --         (0.01)      --
   Net realized gain on investments                  (0.02)      (0.06)      (0.04)     --          --
                                                  --------    --------    --------   --------    --------
   Total Distributions                               (0.36)      (0.39)      (0.39)     (0.36)      (0.11)
                                                  --------    --------    --------   --------    --------
NET ASSET VALUE, END OF PERIOD                      $ 9.87     $ 10.01     $ 10.28    $ 10.31     $ 10.00
                                                  ========    ========    ========   ========    ========
TOTAL RETURN (EXCLUDES SALES CHARGE)                  2.25%       1.13%       3.56%      6.84%       0.91%(a)
RATIOS TO AVERAGE NET ASSETS:
   Net expenses                                       1.52%       1.55%       1.49%      1.50%       1.52%(b)
   Net investment income                              3.30%       3.05%       3.33%      3.51%       3.41%(b)
   Expense waiver/reimbursement (c)                   0.29%       0.38%       0.33%      0.27%       0.28%(b)
SUPPLEMENTAL DATA:
   Net Assets at end of period ($000)               $  990     $ 1,071      $  584     $  248      $   38
   Portfolio turnover (d)                               26%         47%         42%        49%         30%


 * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
** Reflects operations for the period from April 24, 1996 (date of commencement of operations) to July 31, 1996.
(a)Not annualized.
(b)Annualized.
(c)This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(d)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


(See notes which are an integral part of the financial statements)


CHANGE IN INDEPENDENT AUDITOR
--------------------------------------------------------------------------------

In March 2000, Ernst & Young LLP (Ernst & Young) resigned as independent auditor of the Fifth Third Funds (the Funds). Arthur Andersen LLP (Arthur Andersen) was selected as the Funds' independent auditor. The Funds' selection of Arthur Andersen as its independent auditor was recommended by the Funds' audit committee and was approved by the Funds' Board of Trustees.

The reports on the financial statements audited by Ernst & Young for the years ended July 31, 1999 and prior for the Funds did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds' two most recent fiscal years and up to and including March 2000, there were no disagreements between the Funds and Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Ernst & Young, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees of the Fifth Third Funds:

We have audited the statements of assets and liabilities, including the schedule of portfolio investments, of the Fifth Third Quality Growth Fund, Fifth Third Equity Income Fund, Fifth Third Cardinal Fund, Fifth Third Pinnacle Fund, Fifth Third Technology Fund, Fifth Third Balanced Fund, Fifth Third Mid Cap Fund, Fifth Third International Equity Fund, Fifth Third Bond Fund for Income, Fifth Third Quality Bond Fund, Fifth Third U.S. Government Securities Fund, Fifth Third Municipal Bond Fund, and Fifth Third Ohio Tax Free Bond Fund (the Funds) of the Fifth Third Funds as of July 31, 2000, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights for all periods presented prior to the year ended July 31, 2000, were audited by other auditors whose reports dated September 22, 1999, January 27, 1998, and November 14, 1997, expressed unqualified opinions on those statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of July 31, 2000, the results of their operations, the changes in their net assets, and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.



                                                         /s/ Arthur Andersen LLP

Cincinnati, Ohio
September 6, 2000

104